UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2014

MFS® BOND FUND

MFB-SEM

MFS® BOND FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy stands on much firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The U.S. Federal Reserve has ended its “QE3”

bond-purchasing program as the labor market has regained momentum amid other positive indicators. Improved consumer confidence and falling gasoline prices are expected to continue propelling demand for products and services heading into the end of the year.

In contrast, all other major economic regions continue to struggle. The eurozone economy is barely expanding, and deflation threatens the bloc. The European Central Bank has made several attempts to stimulate the region’s economy, but has so far held back from large-scale asset purchases, including government bonds.

Japan continues to try to strengthen its economy. After making early progress at ending deflation and stimulating growth last year, the country hit a setback last spring when the sales tax increase was introduced, causing the need for recent additional monetary stimulus. China continues to struggle, and its growth rate is projected to continue to slow as it transitions to a more sustainable economy.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

December 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	69.8%
High Yield Corporates	23.4%
Emerging Markets Bonds	3.1%
Commercial Mortgage-Backed Securities	0.5%
Non-U.S. Government Bonds	0.2%
Collateralized Debt Obligations	0.1%
Asset-Backed Securities (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AA	0.3%
A	15.9%
BBB	56.4%
BB	19.4%
B	5.0%
CCC (o)	0.0%
C	0.1%
D (o)	0.0%
Not Rated (o)	0.0%
Cash & Other	2.9%

Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	9.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2014 through October 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.81%	$1,000.00	$1,019.20	$4.12
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
B	Actual	1.57%	$1,000.00	$1,015.41	$7.98
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
C	Actual	1.57%	$1,000.00	$1,015.41	$7.98
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
I	Actual	0.56%	$1,000.00	$1,020.47	$2.85
	Hypothetical (h)	0.56%	$1,000.00	$1,022.38	$2.85
R1	Actual	1.57%	$1,000.00	$1,015.41	$7.98
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
R2	Actual	1.07%	$1,000.00	$1,017.93	$5.44
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
R3	Actual	0.81%	$1,000.00	$1,019.20	$4.12
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R4	Actual	0.57%	$1,000.00	$1,020.47	$2.90
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R5	Actual	0.46%	$1,000.00	$1,021.00	$2.34
	Hypothetical (h)	0.46%	$1,000.00	$1,022.89	$2.35

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.0%
Issuer	Shares/Par	Value ($)

Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 6.375%, 12/15/20	$12,654,000	$13,429,058
PVH Corp., 4.5%, 12/15/22	3,190,000	3,166,075

		$16,595,133
Asset-Backed & Securitized - 0.7%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40 (z)	$1,707,558	$1,016,440
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	248,203	15,104
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	2,920,000	3,053,996
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25 (i)(z)	760,078	190,019
GMAC LLC, FRN, 8.072%, 4/15/34 (d)(n)(q)	2,030,713	1,138,760
Greenwich Capital Commercial Funding Corp., FRN, 5.819%, 7/10/38	2,125,000	2,263,293
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.786%, 6/15/49	1,467,768	1,591,882
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.445%, 7/15/42 (n)	4,734,928	1,036,002
KKR Financial CLO Ltd., “C”, FRN, 1.684%, 5/15/21 (n)	3,651,630	3,602,077
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2/18/30 (i)	1,839,197	40,641
LB Commercial Conduit Mortgage Trust, FRN, 1.991%, 9/15/30 (i)	1,620,967	69,963
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 6/12/50	3,070,000	3,342,825
Morgan Stanley Capital I, Inc., FRN, 0.938%, 11/15/30 (i)(n)	5,943,616	145,945

		$17,506,947
Automotive - 4.5%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$3,328,000	$3,405,017
Delphi Corp., 6.125%, 5/15/21	6,258,000	6,805,575
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,610,000	3,767,338
Ford Motor Credit Co. LLC, 2.597%, 11/04/19	200,000	199,334
General Motors Co., 6.25%, 10/02/43	12,642,000	15,043,980
General Motors Financial Co., 2.75%, 5/15/16	1,740,000	1,763,925
Harley Davidson Financial Services, 1.15%, 9/15/15 (n)	9,393,000	9,434,442
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	10,410,000	10,824,287
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	1,815,000	1,869,931
Lear Corp., 8.125%, 3/15/20	9,538,000	10,074,513
Lear Corp., 4.75%, 1/15/23	7,510,000	7,528,775
Lear Corp., 5.375%, 3/15/24	5,835,000	5,980,875
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	15,896,000	16,040,018

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	$9,060,000	$9,105,300
TRW Automotive, Inc., 7.25%, 3/15/17 (n)	13,320,000	14,652,000
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	3,117,000	3,199,289

		$119,694,599
Biotechnology - 0.8%
Life Technologies Corp., 6%, 3/01/20	$19,411,000	$22,411,242

Broadcasting - 2.1%
Discovery Communications, Inc., 4.875%, 4/01/43	$8,325,000	$8,368,790
Grupo Televisa S.A.B., 5%, 5/13/45	2,488,000	2,476,058
News America, Inc., 8.5%, 2/23/25	4,931,000	6,649,202
News America, Inc., 6.15%, 2/15/41	3,000,000	3,693,840
Omnicom Group, Inc., 3.625%, 5/01/22	13,717,000	14,056,523
Omnicom Group, Inc., 3.65%, 11/01/24	3,435,000	3,412,257
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	5,075,000	5,062,658
SES S.A., 3.6%, 4/04/23 (n)	1,680,000	1,712,458
Time Warner, Inc., 5.35%, 12/15/43	6,056,000	6,655,677
Viacom, Inc., 3.5%, 4/01/17	4,200,000	4,403,965

		$56,491,428
Brokerage & Asset Managers - 0.1%
Franklin Resources, Inc., 1.375%, 9/15/17	$3,705,000	$3,707,927

Building - 2.3%
CEMEX Finance LLC, 6%, 4/01/24 (n)	$7,576,000	$7,725,247
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (z)	8,891,000	8,710,513
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	7,431,000	7,575,451
Mohawk Industries, Inc., 6.125%, 1/15/16	14,452,000	15,328,037
Mohawk Industries, Inc., 3.85%, 2/01/23	11,265,000	11,388,667
Owens Corning, Inc., 6.5%, 12/01/16	3,021,000	3,320,091
Owens Corning, Inc., 4.2%, 12/15/22	8,216,000	8,270,801

		$62,318,807
Business Services - 0.7%
Fidelity National Information Services, Inc., 2%, 4/15/18	$1,475,000	$1,477,946
Fidelity National Information Services, Inc., 5%, 3/15/22	11,230,000	11,790,579
Fidelity National Information Services, Inc., 3.5%, 4/15/23	4,532,000	4,505,737

		$17,774,262
Cable TV - 3.4%
CCO Holdings LLC, 5.25%, 9/30/22	$18,106,000	$18,219,162
Comcast Corp., 4.65%, 7/15/42	1,789,000	1,882,094
Comcast Corp., 4.75%, 3/01/44	10,775,000	11,577,285

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Comcast Corp. Co., 4.2%, 8/15/34	$5,916,000	$5,970,906
Cox Communications, Inc., 6.25%, 6/01/18 (n)	1,735,000	1,975,828
Lynx I Corp., 5.375%, 4/15/21 (n)	2,635,000	2,733,813
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,215,000	2,195,891
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	280,000	295,400
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	12,925,000	13,409,688
Time Warner Cable, Inc., 8.25%, 4/01/19	6,150,000	7,637,039
Time Warner Cable, Inc., 5%, 2/01/20	1,480,000	1,656,434
Time Warner Cable, Inc., 4.5%, 9/15/42	700,000	690,067
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	1,734,000	2,577,005
Videotron Ltd., 5%, 7/15/22	13,220,000	13,616,600
Videotron Ltd., 5.375%, 6/15/24 (n)	4,025,000	4,145,750
Virgin Media Secured Finance PLC, 5.25%, 1/15/21	2,990,000	3,094,650

		$91,677,612
Chemicals - 3.2%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$10,884,000	$10,965,630
CF Industries, Inc., 5.15%, 3/15/34	6,667,000	7,097,508
CF Industries, Inc., 3.45%, 6/01/23	717,000	707,556
CF Industries, Inc., 4.95%, 6/01/43	5,244,000	5,271,463
Dow Chemical Co., 8.55%, 5/15/19	14,554,000	18,330,617
LYB International Finance B.V., 4.875%, 3/15/44	8,684,000	8,979,933
LyondellBasell Industries N.V., 5%, 4/15/19	4,761,000	5,248,417
LyondellBasell Industries N.V., 6%, 11/15/21	9,720,000	11,380,681
Monsanto Co., 4.7%, 7/15/64	8,975,000	9,264,076
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	6,391,000	6,678,595
NOVA Chemicals Corp., 5%, 5/01/25 (n)	1,578,000	1,629,285

		$85,553,761
Computer Software - 0.5%
Oracle Corp., 3.4%, 7/08/24	$9,697,000	$9,806,411
Seagate Technology HDD Holdings, 6.8%, 10/01/16	370,000	401,450
VeriSign, Inc., 4.625%, 5/01/23	3,755,000	3,740,919

		$13,948,780
Computer Software - Systems - 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$4,052,000	$4,173,560

Conglomerates - 0.5%
Roper Industries, Inc., 1.85%, 11/15/17	$12,204,000	$12,291,600

Consumer Products - 1.2%
Hasbro, Inc., 5.1%, 5/15/44	$9,929,000	$10,156,255
Mattel, Inc., 1.7%, 3/15/18	2,812,000	2,797,237

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Mattel, Inc., 5.45%, 11/01/41	$6,847,000	$7,412,514
Newell Rubbermaid, Inc., 2.05%, 12/01/17	6,178,000	6,191,993
Newell Rubbermaid, Inc., 4.7%, 8/15/20	5,664,000	6,109,638

		$32,667,637
Consumer Services - 1.0%
ADT Corp., 4.125%, 6/15/23	$14,287,000	$13,144,040
Service Corp. International, 5.375%, 1/15/22	1,705,000	1,766,039
Service Corp. International, 5.375%, 5/15/24	10,365,000	10,675,950

		$25,586,029
Containers - 1.2%
Ball Corp., 5%, 3/15/22	$9,522,000	$9,974,295
Ball Corp., 4%, 11/15/23	6,003,000	5,762,880
Crown American LLC, 4.5%, 1/15/23	16,055,000	15,774,037

		$31,511,212
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$10,202,000	$11,919,700

Electronics - 1.6%
Flextronics International Ltd., 4.625%, 2/15/20	$16,917,000	$17,170,755
Jabil Circuit, Inc., 4.7%, 9/15/22	3,601,000	3,601,000
Micron Technology, Inc., 5.5%, 2/01/25 (n)	7,720,000	7,816,500
Tyco Electronics Group S.A., 6.55%, 10/01/17	2,450,000	2,788,911
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,303,000	1,316,090
Tyco Electronics Group S.A., 3.5%, 2/03/22	11,088,000	11,446,275

		$44,139,531
Emerging Market Quasi-Sovereign - 0.4%
Comision Federal de Electricidad, 5.75%, 2/14/42	$8,403,000	$8,886,172
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	878,000	928,485
Petroleos Mexicanos, 4.875%, 1/18/24	18,000	19,035
Petroleos Mexicanos, 5.5%, 6/27/44 (z)	122,000	127,185

		$9,960,877
Energy - Independent - 3.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$4,953,000	$5,591,882
Anadarko Petroleum Corp., 4.5%, 7/15/44	9,412,000	9,244,118
Canadian Natural Resources Ltd., 3.8%, 4/15/24	462,000	464,916
Cimarex Energy Co., 4.375%, 6/01/24	10,710,000	10,884,037
Concho Resources, Inc., 5.5%, 4/01/23	8,338,000	8,817,435
Continental Resources, Inc., 4.9%, 6/01/44	4,529,000	4,472,732
Continental Resources, Inc., 4.5%, 4/15/23	5,093,000	5,334,831

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
EQT Corp., 4.875%, 11/15/21	$7,176,000	$7,790,646
Hess Corp., 8.125%, 2/15/19	1,452,000	1,780,085
Hess Corp., 3.5%, 7/15/24	5,948,000	5,909,047
Noble Energy, Inc., 4.15%, 12/15/21	13,080,000	13,950,173
Pioneer Natural Resources Co., 7.5%, 1/15/20	9,237,000	11,192,972
Pioneer Natural Resources Co., 3.95%, 7/15/22	5,000,000	5,040,140

		$90,473,014
Energy - Integrated - 0.3%
BP Capital Markets PLC, 2.521%, 1/15/20	$2,680,000	$2,691,784
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	4,742,000	4,540,465
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (z)	785,000	746,496

		$7,978,745
Entertainment - 0.7%
Carnival Corp., 1.2%, 2/05/16	$13,000,000	$13,015,197
Carnival Corp., 1.875%, 12/15/17	4,565,000	4,551,469

		$17,566,666
Financial Institutions - 4.1%
CIT Group, Inc., 5%, 5/15/17	$2,500,000	$2,618,750
CIT Group, Inc., 4.25%, 8/15/17	9,647,000	9,912,292
CIT Group, Inc., 5.25%, 3/15/18	2,885,000	3,043,675
CIT Group, Inc., 6.625%, 4/01/18 (n)	7,448,000	8,155,560
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,815,000	6,203,878
General Electric Capital Corp., 1%, 1/08/16	3,232,000	3,248,428
General Electric Capital Corp., 1.6%, 11/20/17	9,117,000	9,168,803
General Electric Capital Corp., 5.5%, 1/08/20	8,500,000	9,811,278
General Electric Capital Corp., 3.15%, 9/07/22	3,815,000	3,859,964
International Lease Finance Corp., 7.125%, 9/01/18 (n)	3,221,000	3,647,783
International Lease Finance Corp., 6.25%, 5/15/19	3,853,000	4,214,219
International Lease Finance Corp., 5.875%, 8/15/22	15,000,000	16,275,000
SLM Corp., 6.25%, 1/25/16	8,445,000	8,782,800
SLM Corp., 6%, 1/25/17	15,703,000	16,566,665
SLM Corp., 4.875%, 6/17/19	1,385,000	1,405,775
SLM Corp., 8%, 3/25/20	2,532,000	2,905,470

		$109,820,340
Food & Beverages - 6.0%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$8,128,000	$8,453,445
BRF S.A., 4.75%, 5/22/24	13,777,000	13,794,221
Conagra Foods, Inc., 1.9%, 1/25/18	6,517,000	6,484,858
Constellation Brands, Inc., 7.25%, 9/01/16	18,881,000	20,627,492
Constellation Brands, Inc., 4.25%, 5/01/23	8,630,000	8,673,150

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Heineken N.V., 1.4%, 10/01/17 (n)	$290,000	$289,313
J.M. Smucker Co., 3.5%, 10/15/21	12,140,000	12,611,020
Kraft Foods Group, Inc., 6.5%, 2/09/40	12,504,000	15,530,306
Mead Johnson Nutrition Co., 4.6%, 6/01/44	9,711,000	9,978,315
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	4,451,000	5,092,589
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	11,234,000	11,602,363
Smithfield Foods, Inc., 7.75%, 7/01/17	8,630,000	9,622,450
Smithfield Foods, Inc., 6.625%, 8/15/22	4,652,000	5,070,680
Tyson Foods, Inc., 6.6%, 4/01/16	12,881,000	13,869,037
Tyson Foods, Inc., 4.5%, 6/15/22	8,026,000	8,588,663
Tyson Foods, Inc., 5.15%, 8/15/44	3,239,000	3,458,264
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	4,831,000	4,912,876
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	2,809,000	2,869,382

		$161,528,424
Food & Drug Stores - 0.4%
CVS Health Corp., 3.375%, 8/12/24	$100,000	$99,708
CVS Health Corp., 3.25%, 5/18/15	1,743,000	1,768,563
CVS Health Corp., 5.75%, 6/01/17	605,000	671,524
CVS Health Corp., 2.75%, 12/01/22	3,513,000	3,413,501
CVS Health Corp., 5.75%, 5/15/41	3,147,000	3,819,161

		$9,772,457
Forest & Paper Products - 1.9%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$13,758,000	$15,718,804
Graphic Packaging Holding Co., 7.875%, 10/01/18	5,343,000	5,567,406
International Paper Co., 6%, 11/15/41	5,640,000	6,499,683
International Paper Co., 4.8%, 6/15/44	8,669,000	8,533,217
Packaging Corp. of America, 3.9%, 6/15/22	13,788,000	14,098,327

		$50,417,437
Gaming & Lodging - 1.1%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$2,843,000	$3,004,923
Wyndham Worldwide Corp., 2.5%, 3/01/18	7,176,000	7,217,937
Wyndham Worldwide Corp., 4.25%, 3/01/22	18,435,000	18,603,201

		$28,826,061
Insurance - 1.7%
American International Group, Inc., 6.4%, 12/15/20	$8,987,000	$10,731,826
American International Group, Inc., 4.5%, 7/16/44	12,351,000	12,542,700
Prudential Financial, Inc., 4.75%, 9/17/15	1,745,000	1,805,166
Unum Group, 7.125%, 9/30/16	12,200,000	13,578,868
Unum Group, 4%, 3/15/24	1,537,000	1,574,993
UnumProvident Corp., 6.85%, 11/15/15 (n)	4,461,000	4,716,165

		$44,949,718

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - 1.3%
Aetna, Inc., 1.5%, 11/15/17	$3,281,000	$3,275,829
CIGNA Corp., 2.75%, 11/15/16	9,534,000	9,841,729
Humana, Inc., 7.2%, 6/15/18	10,075,000	11,860,814
Wellpoint, Inc., 1.875%, 1/15/18	9,382,000	9,394,750

		$34,373,122
Insurance - Property & Casualty - 2.3%
Aon Corp., 6.25%, 9/30/40	$1,832,000	$2,276,896
Aon PLC, 4.6%, 6/14/44	2,060,000	2,068,048
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,810,000	2,059,365
AXIS Specialty Finance LLC, 2.65%, 4/01/19	492,000	494,674
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	1,838,000	2,003,420
CNA Financial Corp., 5.875%, 8/15/20	6,010,000	6,905,051
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	8,346,000	8,357,810
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	4,402,000	4,498,369
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	8,500,000	9,422,021
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	6,766,000	6,803,626
Swiss Re Ltd., 4.25%, 12/06/42 (n)	1,842,000	1,812,108
XL Group PLC, 5.75%, 10/01/21	6,890,000	7,918,126
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,548,000	1,648,620
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,913,000	5,281,475

		$61,549,609
International Market Quasi-Sovereign - 0.2%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$5,524,000	$6,324,980

Machinery & Tools - 0.2%
United Rentals North America, Inc., 5.75%, 11/15/24	$5,750,000	$6,030,313

Major Banks - 8.5%
Bank of America Corp., 2%, 1/11/18	$25,000,000	$25,062,275
Bank of America Corp., 7.625%, 6/01/19	1,290,000	1,564,693
Bank of America Corp., 5.625%, 7/01/20	360,000	408,834
Bank of America Corp., 4.125%, 1/22/24	16,866,000	17,541,045
Bank of America Corp., 4.2%, 8/26/24	12,297,000	12,385,059
Bank of America Corp., 4.875%, 4/01/44	4,051,000	4,338,309
Bank of America Corp., FRN, 5.2%, 12/31/49	6,497,000	6,025,967
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,771,000	8,429,717
Goldman Sachs Group, Inc., 4.8%, 7/08/44	7,916,000	8,174,267
JPMorgan Chase & Co., 2%, 8/15/17	13,489,000	13,648,332
JPMorgan Chase & Co., 4.25%, 10/15/20	6,107,000	6,554,600
JPMorgan Chase & Co., 4.5%, 1/24/22	9,500,000	10,334,841
JPMorgan Chase & Co., 3.25%, 9/23/22	3,915,000	3,920,340
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	10,747,000	11,323,039

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	$3,281,000	$3,512,494
Morgan Stanley, 3.875%, 4/29/24	9,255,000	9,376,157
Morgan Stanley, 1.75%, 2/25/16	4,591,000	4,632,223
Morgan Stanley, 5.75%, 10/18/16	5,924,000	6,428,203
Morgan Stanley, 5.5%, 7/28/21	13,755,000	15,683,148
PNC Funding Corp., 5.625%, 2/01/17	7,355,000	8,007,837
Regions Financial Corp., 2%, 5/15/18	15,862,000	15,734,263
Wachovia Corp., 6.605%, 10/01/25	7,936,000	9,669,746
Wells Fargo & Co., 4.1%, 6/03/26	12,997,000	13,182,545
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	9,738,000	10,011,638

		$225,949,572
Medical & Health Technology & Services - 2.7%
Davita, Inc., 6.625%, 11/01/20	$15,982,000	$16,721,168
Fresenius Medical Care AG & Co. KGaA, 9%, 7/15/15 (n)	10,225,000	10,634,000
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	7,266,000	8,047,095
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	1,610,000	1,660,313
HCA, Inc., 4.75%, 5/01/23	13,591,000	13,811,854
McKesson Corp., 5.7%, 3/01/17	5,010,000	5,503,831
McKesson Corp., 7.5%, 2/15/19	920,000	1,110,933
McKesson Corp., 2.7%, 12/15/22	2,842,000	2,739,176
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	1,177,000	1,157,734
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	11,190,000	11,392,819

		$72,778,923
Metals & Mining - 1.5%
Consol Energy, Inc., 5.875%, 4/15/22 (n)	$7,538,000	$7,651,070
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	3,016,000	2,947,341
Plains Exploration & Production Co., 6.875%, 2/15/23	12,440,000	14,068,894
Southern Copper Corp., 6.75%, 4/16/40	13,609,000	15,041,347
Southern Copper Corp., 5.25%, 11/08/42	1,909,000	1,791,444

		$41,500,096
Midstream - 7.1%
Access Midstream Partner LP, 4.875%, 3/15/24	$10,475,000	$10,946,375
AmeriGas Finance LLC, 7%, 5/20/22	7,913,000	8,546,040
El Paso Corp., 7.75%, 1/15/32	4,075,000	5,093,750
El Paso Pipeline Partners LP, 6.5%, 4/01/20	5,018,000	5,740,452
Energy Transfer Partners LP, 9.7%, 3/15/19	1,560,000	1,998,277
Energy Transfer Partners LP, 5.2%, 2/01/22	2,477,000	2,710,343
Energy Transfer Partners LP, 6.5%, 2/01/42	2,418,000	2,795,421
Energy Transfer Partners LP, 5.15%, 2/01/43	8,888,000	8,860,438
Enterprise Products Operating LLC, 3.9%, 2/15/24	2,924,000	3,009,284
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,231,000	3,327,465

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Enterprise Products Operating LP, 5.2%, 9/01/20	$2,000,000	$2,244,882
Enterprise Products Partners LP, 6.3%, 9/15/17	2,590,000	2,946,736
Enterprise Products Partners LP, 4.45%, 2/15/43	4,527,000	4,398,646
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	1,472,000	1,637,600
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,303,000	5,064,769
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20	3,745,000	4,117,242
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	100,000	99,012
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	3,627,000	4,341,762
Kinder Morgan Energy Partners LP, 6.5%, 9/01/39	1,000,000	1,125,561
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	5,922,000	5,800,954
MarkWest Energy Partners LP, 4.5%, 7/15/23	11,978,000	12,277,450
NiSource Finance Corp., 3.85%, 2/15/23	10,894,000	11,290,149
NiSource Finance Corp., 4.8%, 2/15/44	4,239,000	4,477,859
ONEOK Partners LP, 2%, 10/01/17	7,668,000	7,722,366
ONEOK, Inc., 4.25%, 2/01/22	10,348,000	10,220,554
Plains All American Pipeline LP, 3.95%, 9/15/15	3,710,000	3,807,951
Plains All American Pipeline LP, 3.6%, 11/01/24	7,321,000	7,277,821
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	12,865,000	13,315,275
Spectra Energy Capital LLC, 8%, 10/01/19	5,750,000	7,126,803
Sunoco Logistics Partners LP, 5.3%, 4/01/44	6,108,000	6,319,184
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	1,065,000	1,080,975
Williams Cos., Inc., 3.7%, 1/15/23	13,106,000	12,329,037
Williams Cos., Inc., 5.75%, 6/24/44	7,000,000	6,683,446

		$188,733,879
Network & Telecom - 2.6%
CenturyLink, Inc., 7.6%, 9/15/39	$11,181,000	$11,292,810
Verizon Communications, Inc., 2.625%, 2/21/20 (n)	11,264,000	11,203,850
Verizon Communications, Inc., 4.5%, 9/15/20	12,714,000	13,803,831
Verizon Communications, Inc., 5.05%, 3/15/34	8,076,000	8,548,252
Verizon Communications, Inc., 6%, 4/01/41	4,310,000	5,046,657
Verizon Communications, Inc., 6.55%, 9/15/43	15,460,000	19,488,969

		$69,384,369
Oils - 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/44	$6,090,000	$6,127,636

Other Banks & Diversified Financials - 3.8%
BB&T Corp., 3.95%, 4/29/16	$2,500,000	$2,617,587
BPCE S.A., 4.5%, 3/15/25 (n)	6,746,000	6,552,484
Capital One Bank (USA) N.A., 3.375%, 2/15/23	8,400,000	8,318,890
Capital One Financial Corp., 3.75%, 4/24/24	7,016,000	7,104,879

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 1%, 11/06/15	$12,000,000	$12,030,480
Citigroup, Inc., 1.25%, 1/15/16	324,000	325,381
Citigroup, Inc., 3.75%, 6/16/24	14,035,000	14,261,623
Discover Bank, 7%, 4/15/20	17,724,000	20,978,233
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,146,000	4,278,560
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	10,517,000	10,278,411
Macquarie Group Ltd., 3%, 12/03/18 (n)	8,905,000	9,167,929
U.S. Bancorp, 3%, 3/15/22	2,601,000	2,613,693
U.S. Bancorp, 2.95%, 7/15/22	3,423,000	3,358,086

		$101,886,236
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 3.3%, 12/15/22	$14,996,000	$14,869,194

Pharmaceuticals - 4.9%
AbbVie, Inc., 1.75%, 11/06/17	$15,000,000	$15,042,255
Amgen, Inc., 2.3%, 6/15/16	3,000,000	3,064,332
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	4,933,000	4,947,429
Celgene Corp., 2.45%, 10/15/15	3,438,000	3,495,012
Celgene Corp., 1.9%, 8/15/17	16,532,000	16,682,524
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	24,838,000	26,016,787
Gilead Sciences, Inc., 3.7%, 4/01/24	10,392,000	10,685,138
Hospira, Inc., 6.05%, 3/30/17	5,884,000	6,422,286
Hospira, Inc., 5.2%, 8/12/20	3,239,000	3,505,132
Mylan, Inc., 2.55%, 3/28/19	3,618,000	3,604,726
Mylan, Inc., 3.125%, 1/15/23 (n)	3,000,000	2,880,990
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	8,150,000	7,902,827
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	3,540,000	3,504,600
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	10,827,000	11,422,485
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	3,180,000	3,152,064
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	4,118,000	3,956,331
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	4,240,000	3,862,305

		$130,147,223
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$6,200,000	$7,002,553

Printing & Publishing - 0.6%
Gannett Co., Inc., 5.125%, 10/15/19	$14,938,000	$15,535,520

Railroad & Shipping - 1.1%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$11,151,000	$13,501,575
Canadian Pacific Railway Co., 4.5%, 1/15/22	6,058,000	6,674,862

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - continued
CSX Corp., 7.375%, 2/01/19	$5,360,000	$6,474,430
CSX Corp., 4.4%, 3/01/43	4,000,000	4,005,888

		$30,656,755
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$2,950,000	$3,174,271

Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$6,222,000	$6,219,237

Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,912,000	$6,269,705
Boston Properties LP, REIT, 3.85%, 2/01/23	3,562,000	3,668,269
Vornado Realty LP, REIT, 2.5%, 6/30/19	3,697,000	3,690,700

		$13,628,674
Real Estate - Retail - 0.9%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$9,465,000	$9,405,929
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	5,828,000	7,714,506
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	7,340,000	8,052,354

		$25,172,789
Restaurants - 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,543,000	$6,878,093

Retailers - 3.2%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,077,000	$9,068,567
Dollar General Corp., 4.125%, 7/15/17	21,009,000	21,879,529
Gap, Inc., 5.95%, 4/12/21	23,607,000	26,659,810
Home Depot, Inc., 4.875%, 2/15/44	4,000,000	4,505,756
Limited Brands, Inc., 7%, 5/01/20	11,059,000	12,551,965
Limited Brands, Inc., 5.625%, 2/15/22	7,521,000	8,066,273
Wal-Mart Stores, Inc., 4.3%, 4/22/44	2,470,000	2,574,508

		$85,306,408
Specialty Chemicals - 0.9%
Ecolab, Inc., 3%, 12/08/16	$6,728,000	$6,983,725
Ecolab, Inc., 4.35%, 12/08/21	4,000,000	4,374,664
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	10,704,000	11,720,880
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (z)	1,747,000	1,747,000

		$24,826,269
Telecommunications - Wireless - 2.2%
American Tower Corp., REIT, 4.625%, 4/01/15	$10,110,000	$10,270,132
American Tower Corp., REIT, 4.5%, 1/15/18	5,760,000	6,148,224

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
American Tower Corp., REIT, 4.7%, 3/15/22	$7,973,000	$8,289,408
American Tower Corp., REIT, 3.5%, 1/31/23	3,999,000	3,827,159
CC Holdings GS V LLC, 2.381%, 12/15/17	5,000,000	5,065,690
Crown Castle International Corp., 5.25%, 1/15/23	4,570,000	4,678,538
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	1,615,000	1,865,914
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,400,000	1,545,030
Rogers Communications, Inc., 5%, 3/15/44	5,381,000	5,609,606
SBA Tower Trust, 2.898%, 10/15/19 (n)	9,621,000	9,646,563
Vodafone Group PLC, 5.625%, 2/27/17	1,452,000	1,588,442

		$58,534,706
Tobacco - 2.0%
Altria Group, Inc., 4%, 1/31/24	$3,204,000	$3,316,576
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	8,948,000	9,100,116
Lorillard Tobacco Co., 2.3%, 8/21/17	9,055,000	9,157,095
Lorillard Tobacco Co., 8.125%, 6/23/19	6,504,000	7,967,550
Lorillard Tobacco Co., 6.875%, 5/01/20	5,000,000	5,902,085
Philip Morris International, Inc., 4.875%, 11/15/43	7,949,000	8,625,643
Reynolds American, Inc., 6.75%, 6/15/17	7,310,000	8,242,047

		$52,311,112
Transportation - Services - 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$1,400,000	$1,586,164
ERAC USA Finance Co., 7%, 10/15/37 (n)	3,679,000	4,840,162
ERAC USA Finance Co., 5.625%, 3/15/42 (n)	2,420,000	2,754,195
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,391,000	2,418,310

		$11,598,831
Utilities - Electric Power - 2.4%
Alabama Power Co., 4.15%, 8/15/44	$4,231,000	$4,303,329
American Electric Power Co., Inc., 1.65%, 12/15/17	8,244,000	8,263,044
CMS Energy Corp., 6.25%, 2/01/20	6,891,000	8,118,466
CMS Energy Corp., 5.05%, 3/15/22	5,159,000	5,780,365
Duke Energy Corp., 1.625%, 8/15/17	3,267,000	3,286,628
EDP Finance B.V., 5.25%, 1/14/21 (n)	3,324,000	3,449,282
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,663,000	2,699,518
NRG Energy, Inc., 6.25%, 7/15/22	9,885,000	10,329,825
PPL Capital Funding, Inc., 5%, 3/15/44	5,193,000	5,595,338
PPL Corp., 4.2%, 6/15/22	2,500,000	2,645,108
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	5,693,000	6,424,038
PSEG Power LLC, 5.32%, 9/15/16	1,727,000	1,861,694
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,634,501	2,634,145

		$65,390,780
Total Bonds (Identified Cost, $2,480,471,040)		$2,567,154,656

17

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.0%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	79,277,297	$79,277,297
Total Investments (Identified Cost, $2,559,748,337)		$2,646,431,953

Other Assets, Less Liabilities - 1.0%		26,199,764
Net Assets - 100.0%		$2,672,631,717

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $441,081,928 representing 16.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40	3/01/06	$1,707,558	$1,016,440
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96-1/03/97	242,128	15,104
CEMEX S.A.B. de C.V., 5.7%, 1/11/25	9/04/14	8,891,000	8,710,513
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25	1/29/03	54,453	190,019
Mexichem S.A.B. de C.V., 5.875%, 9/17/44	9/09/14	1,732,173	1,747,000
Pacific Rubiales Energy Corp., 5.625%, 1/19/25	9/15/14	777,566	746,496
Petroleos Mexicanos, 5.5%, 6/27/44	10/06/14	124,310	127,185
Total Restricted Securities			$12,552,757
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,480,471,040)	$2,567,154,656
Underlying affiliated funds, at cost and value	79,277,297
Total investments, at value (identified cost, $2,559,748,337)	$2,646,431,953
Receivables for
Fund shares sold	6,132,089
Interest	29,249,505
Total assets	$2,681,813,547
Liabilities
Payables for
Distributions	$737,390
Investments purchased	2,880,000
Fund shares reacquired	3,468,559
Payable to affiliates
Investment adviser	43,437
Shareholder servicing costs	1,717,093
Distribution and service fees	43,349
Payable for independent Trustees’ compensation	42,662
Accrued expenses and other liabilities	249,340
Total liabilities	$9,181,830
Net assets	$2,672,631,717
Net assets consist of
Paid-in capital	$2,599,407,653
Unrealized appreciation (depreciation) on investments	86,683,616
Accumulated net realized gain (loss) on investments	(7,511,604)
Accumulated distributions in excess of net investment income	(5,947,948)
Net assets	$2,672,631,717
Shares of beneficial interest outstanding	190,465,248

19

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,499,509,208	106,810,367	$14.04
Class B	83,437,366	5,957,022	14.01
Class C	269,738,754	19,279,151	13.99
Class I	504,283,912	35,933,603	14.03
Class R1	7,899,221	564,165	14.00
Class R2	77,414,837	5,514,601	14.04
Class R3	70,131,871	4,995,643	14.04
Class R4	139,333,724	9,922,358	14.04
Class R5	20,882,824	1,488,338	14.03

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.74 [100 / 95.25 x $14.04]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$54,239,186
Dividends from underlying affiliated funds	56,830
Total investment income	$54,296,016
Expenses
Management fee	$5,142,469
Distribution and service fees	4,060,750
Shareholder servicing costs	1,716,793
Administrative services fee	189,860
Independent Trustees’ compensation	28,742
Custodian fee	116,530
Shareholder communications	247,791
Audit and tax fees	35,214
Legal fees	13,594
Miscellaneous	132,703
Total expenses	$11,684,446
Fees paid indirectly	(74)
Reduction of expenses by investment adviser and distributor	(94,859)
Net expenses	$11,589,513
Net investment income	$42,706,503
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$14,851,661
Change in unrealized appreciation (depreciation) on investments	$(7,558,737)
Net realized and unrealized gain (loss) on investments	$7,292,924
Change in net assets from operations	$49,999,427

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/14 (unaudited)	Year ended 4/30/14
Change in net assets
From operations
Net investment income	$42,706,503	$85,968,428
Net realized gain (loss) on investments	14,851,661	4,611,412
Net unrealized gain (loss) on investments	(7,558,737)	(83,546,950)
Change in net assets from operations	$49,999,427	$7,032,890
Distributions declared to shareholders
From net investment income	$(46,087,052)	$(93,111,965)
From net realized gain on investments	—	(6,847,311)
Total distributions declared to shareholders	$(46,087,052)	$(99,959,276)
Change in net assets from fund share transactions	$48,970,416	$(541,774,012)
Total change in net assets	$52,882,791	$(634,700,398)
Net assets
At beginning of period	2,619,748,926	3,254,449,324
At end of period (including accumulated distributions in excess of net investment income of $5,947,948 and $2,567,399, respectively)	$2,672,631,717	$2,619,748,926

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14		Years ended 4/30
Class A			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.02		$14.38	$13.86	$13.64	$13.17	$10.95
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.44	$0.46	$0.59	$0.68	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.28)	0.61	0.32	0.53	2.23
Total from investment operations	$0.27		$0.16	$1.07	$0.91	$1.21	$2.94
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.48)	$(0.55)	$(0.69)	$(0.74)	$(0.72)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.52)	$(0.55)	$(0.69)	$(0.74)	$(0.72)
Net asset value, end of period (x)	$14.04		$14.02	$14.38	$13.86	$13.64	$13.17
Total return (%) (r)(s)(t)(x)	1.92	(n)	1.18	7.82	6.92	9.46	27.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.83	0.84	0.85	0.87
Expenses after expense reductions (f)	0.81	(a)	0.81	0.83	0.84	0.85	0.87
Net investment income	3.24	(a)	3.19	3.24	4.38	5.09	5.72
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$1,499,509		$1,489,744	$1,766,159	$1,350,525	$884,807	$781,496

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class B			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.99		$14.35	$13.82	$13.60	$13.14	$10.91
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.35	$0.49	$0.58	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		(0.29)	0.62	0.32	0.52	2.23
Total from investment operations	$0.21		$0.05	$0.97	$0.81	$1.10	$2.85
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.44)	$(0.59)	$(0.64)	$(0.62)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.44)	$(0.59)	$(0.64)	$(0.62)
Net asset value, end of period (x)	$14.01		$13.99	$14.35	$13.82	$13.60	$13.14
Total return (%) (r)(s)(t)(x)	1.54	(n)	0.42	7.11	6.13	8.58	26.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.58	1.60	1.60	1.62
Expenses after expense reductions (f)	1.57	(a)	1.57	1.58	1.60	1.60	1.62
Net investment income	2.50	(a)	2.44	2.51	3.64	4.35	5.00
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$83,437		$87,094	$112,822	$89,789	$63,614	$62,341

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class C			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.97		$14.33	$13.81	$13.58	$13.12	$10.90
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.35	$0.49	$0.58	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		(0.29)	0.61	0.33	0.52	2.22
Total from investment operations	$0.21		$0.05	$0.96	$0.82	$1.10	$2.84
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.44)	$(0.59)	$(0.64)	$(0.62)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.44)	$(0.59)	$(0.64)	$(0.62)
Net asset value, end of period (x)	$13.99		$13.97	$14.33	$13.81	$13.58	$13.12
Total return (%) (r)(s)(t)(x)	1.54	(n)	0.42	7.04	6.21	8.59	26.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.58	1.60	1.60	1.62
Expenses after expense reductions (f)	1.57	(a)	1.57	1.58	1.60	1.60	1.62
Net investment income	2.51	(a)	2.45	2.49	3.62	4.35	4.97
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$269,739		$276,008	$412,671	$280,260	$152,326	$117,744

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class I			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.01		$14.38	$13.86	$13.64	$13.18	$10.95
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.47	$0.49	$0.62	$0.71	$0.74
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.29)	0.61	0.33	0.53	2.24
Total from investment operations	$0.29		$0.18	$1.10	$0.95	$1.24	$2.98
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.51)	$(0.58)	$(0.73)	$(0.78)	$(0.75)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(0.55)	$(0.58)	$(0.73)	$(0.78)	$(0.75)
Net asset value, end of period (x)	$14.03		$14.01	$14.38	$13.86	$13.64	$13.18
Total return (%) (r)(s)(x)	2.05	(n)	1.36	8.09	7.18	9.65	27.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.58	0.60	0.60	0.62
Expenses after expense reductions (f)	0.56	(a)	0.57	0.58	0.60	0.60	0.62
Net investment income	3.49	(a)	3.43	3.44	4.58	5.31	5.98
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$504,284		$446,377	$666,992	$361,290	$114,736	$43,990

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class R1			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.98		$14.34	$13.82	$13.59	$13.13	$10.91
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.36	$0.50	$0.58	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		(0.29)	0.60	0.32	0.52	2.22
Total from investment operations	$0.21		$0.05	$0.96	$0.82	$1.10	$2.84
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.44)	$(0.59)	$(0.64)	$(0.62)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.44)	$(0.59)	$(0.64)	$(0.62)
Net asset value, end of period (x)	$14.00		$13.98	$14.34	$13.82	$13.59	$13.13
Total return (%) (r)(s)(x)	1.54	(n)	0.42	7.04	6.21	8.59	26.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.58	1.60	1.61	1.62
Expenses after expense reductions (f)	1.57	(a)	1.57	1.58	1.60	1.61	1.62
Net investment income	2.52	(a)	2.44	2.58	3.67	4.38	4.99
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$7,899		$21,548	$8,672	$10,894	$9,492	$10,941

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class R2			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.02		$14.38	$13.86	$13.63	$13.17	$10.94
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	$0.43	$0.56	$0.65	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.29)	0.60	0.33	0.52	2.24
Total from investment operations	$0.25		$0.12	$1.03	$0.89	$1.17	$2.92
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.44)	$(0.51)	$(0.66)	$(0.71)	$(0.69)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.23)		$(0.48)	$(0.51)	$(0.66)	$(0.71)	$(0.69)
Net asset value, end of period (x)	$14.04		$14.02	$14.38	$13.86	$13.63	$13.17
Total return (%) (r)(s)(x)	1.79	(n)	0.93	7.56	6.73	9.11	27.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.08	1.10	1.10	1.12
Expenses after expense reductions (f)	1.07	(a)	1.07	1.08	1.10	1.10	1.12
Net investment income	2.99	(a)	2.94	3.03	4.15	4.85	5.47
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$77,415		$77,290	$73,594	$112,858	$66,050	$65,141

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class R3			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.02		$14.38	$13.86	$13.63	$13.17	$10.94
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.44	$0.46	$0.60	$0.68	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.28)	0.61	0.32	0.52	2.24
Total from investment operations	$0.27		$0.16	$1.07	$0.92	$1.20	$2.95
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.48)	$(0.55)	$(0.69)	$(0.74)	$(0.72)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.52)	$(0.55)	$(0.69)	$(0.74)	$(0.72)
Net asset value, end of period (x)	$14.04		$14.02	$14.38	$13.86	$13.63	$13.17
Total return (%) (r)(s)(x)	1.92	(n)	1.18	7.82	6.99	9.38	27.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.83	0.85	0.85	0.87
Expenses after expense reductions (f)	0.81	(a)	0.82	0.83	0.84	0.85	0.87
Net investment income	3.24	(a)	3.19	3.26	4.40	5.11	5.73
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$70,132		$63,349	$68,674	$63,099	$50,351	$49,555
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class R4			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.02		$14.38	$13.87	$13.64	$13.18	$10.95
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.48	$0.49	$0.63	$0.72	$0.74
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.29)	0.60	0.33	0.52	2.24
Total from investment operations	$0.29		$0.19	$1.09	$0.96	$1.24	$2.98
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.51)	$(0.58)	$(0.73)	$(0.78)	$(0.75)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(0.55)	$(0.58)	$(0.73)	$(0.78)	$(0.75)
Net asset value, end of period (x)	$14.04		$14.02	$14.38	$13.87	$13.64	$13.18
Total return (%) (r)(s)(x)	2.05	(n)	1.43	8.01	7.26	9.65	27.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.58	0.59	0.60	0.62
Expenses after expense reductions (f)	0.57	(a)	0.57	0.58	0.59	0.60	0.62
Net investment income	3.49	(a)	3.44	3.46	4.65	5.34	5.97
Portfolio turnover	15	(n)	31	47	47	58	91
Net assets at end of period (000 omitted)	$139,334		$139,924	$144,755	$82,516	$71,481	$61,604

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class R5			2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$14.01		$14.38	$13.82
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.49	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.29)	0.64
Total from investment operations	$0.29		$0.20	$1.10
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.53)	$(0.54)
From net realized gain on investments	—		(0.04)	—
Total distributions declared to shareholders	$(0.27)		$(0.57)	$(0.54)
Net asset value, end of period (x)	$14.03		$14.01	$14.38
Total return (%) (r)(s)(x)	2.10	(n)	1.47	8.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.46	0.49	(a)
Expenses after expense reductions (f)	0.46	(a)	0.46	0.49	(a)
Net investment income	3.60	(a)	3.57	3.52	(a)
Portfolio turnover	15	(n)	31	47
Net assets at end of period (000 omitted)	$20,883		$18,414	$110

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

31

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

32

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

33

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$16,285,857	$—	$16,285,857
U.S. Corporate Bonds	—	2,246,253,295	—	2,246,253,295
Residential Mortgage-Backed Securities	—	15,104	—	15,104
Commercial Mortgage-Backed Securities	—	12,873,326	—	12,873,326
Asset-Backed Securities (including CDOs)	—	4,618,517	—	4,618,517
Foreign Bonds	—	287,108,557	—	287,108,557
Mutual Funds	79,277,297	—	—	79,277,297
Total Investments	$79,277,297	$2,567,154,656	$—	$2,646,431,953

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/14
Ordinary income (including any short-term capital gains)	$93,943,452
Long-term capital gains	6,015,824
Total distributions	$99,959,276

35

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/14
Cost of investments	$2,578,764,761
Gross appreciation	85,086,387
Gross depreciation	(17,419,195)
Net unrealized appreciation (depreciation)	$67,667,192

As of 4/30/14
Undistributed ordinary income	5,371,520
Post-October capital loss deferral	(2,995,606)
Other temporary differences	(7,938,919)
Net unrealized appreciation (depreciation)	74,874,694

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14
Class A	$26,305,235	$53,148,200	$—	$3,871,277
Class B	1,188,351	2,582,791	—	239,402
Class C	3,756,410	8,682,243	—	781,584
Class I	9,083,986	18,422,661	—	1,190,840
Class R1	279,215	420,365	—	56,140
Class R2	1,292,465	2,348,500	—	197,280
Class R3	1,166,191	2,202,412	—	161,162
Class R4	2,667,291	5,036,516	—	341,464
Class R5	347,908	268,277	—	8,162
Total	$46,087,052	$93,111,965	$—	$6,847,311

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

36

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2014, this management fee reduction amounted to $66,911, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $678,464 for the six months ended October 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,882,069
Class B	0.75%	0.25%	1.00%	1.00%	431,344
Class C	0.75%	0.25%	1.00%	1.00%	1,363,700
Class R1	0.75%	0.25%	1.00%	1.00%	101,319
Class R2	0.25%	0.25%	0.50%	0.50%	198,928
Class R3	—	0.25%	0.25%	0.25%	83,390
Total Distribution and Service Fees					$4,060,750

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2014, this rebate amounted to $25,003, $55, $133 and $72 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

37

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2014, were as follows:

Amount
Class A	$26,386
Class B	74,150
Class C	8,735

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2014, the fee was $224,347, which equated to 0.0168% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,492,446.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,122 and the Retirement Deferral plan resulted in an expense of $558. Both amounts

38

Notes to Financial Statements (unaudited) – continued

are included in independent Trustees’ compensation for the six months ended October 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $42,649 at October 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended October 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,982 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,685, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO was terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $478,506,795 and $374,615,869, respectively.

39

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,782,440	$179,864,705	24,759,690	$343,206,554
Class B	226,219	3,176,558	446,283	6,190,909
Class C	1,699,140	23,813,750	2,936,389	40,649,612
Class I	9,194,943	129,386,946	12,777,304	176,816,182
Class R1	171,687	2,408,707	1,310,320	18,045,204
Class R2	640,659	9,015,052	2,113,552	29,226,264
Class R3	882,086	12,445,533	1,197,626	16,502,944
Class R4	1,030,859	14,506,239	2,212,960	30,612,467
Class R5	446,834	6,248,143	1,390,309	19,168,868
	27,074,867	$380,865,633	49,144,433	$680,419,004

Shares issued to shareholders in reinvestment of distributions
Class A	1,752,797	$24,673,433	3,806,918	$52,628,224
Class B	79,376	1,114,764	189,931	2,619,314
Class C	211,789	2,970,797	525,823	7,242,351
Class I	498,535	7,013,143	1,032,533	14,269,198
Class R1	18,999	266,800	34,364	474,437
Class R2	86,931	1,223,577	174,120	2,407,755
Class R3	82,850	1,165,926	170,907	2,362,624
Class R4	188,961	2,660,690	388,839	5,377,959
Class R5	24,736	347,908	19,889	276,439
	2,944,974	$41,437,038	6,343,324	$87,658,301

Shares reacquired
Class A	(13,998,695)	$(197,120,105)	(45,113,417)	$(622,809,502)
Class B	(576,000)	(8,086,532)	(2,273,542)	(31,308,059)
Class C	(2,388,906)	(33,512,913)	(12,505,742)	(171,810,327)
Class I	(5,614,481)	(78,980,866)	(28,352,689)	(391,125,550)
Class R1	(1,167,817)	(16,402,323)	(408,018)	(5,622,560)
Class R2	(726,834)	(10,236,295)	(1,891,749)	(26,167,164)
Class R3	(488,415)	(6,873,342)	(1,625,073)	(22,422,443)
Class R4	(1,276,827)	(17,930,881)	(2,686,117)	(37,149,430)
Class R5	(297,639)	(4,188,998)	(103,437)	(1,436,282)
	(26,535,614)	$(373,332,255)	(94,959,784)	$(1,309,851,317)

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount
Net change
Class A	536,542	$7,418,033	(16,546,809)	$(226,974,724)
Class B	(270,405)	(3,795,210)	(1,637,328)	(22,497,836)
Class C	(477,977)	(6,728,366)	(9,043,530)	(123,918,364)
Class I	4,078,997	57,419,223	(14,542,852)	(200,040,170)
Class R1	(977,131)	(13,726,816)	936,666	12,897,081
Class R2	756	2,334	395,923	5,466,855
Class R3	476,521	6,738,117	(256,540)	(3,556,875)
Class R4	(57,007)	(763,952)	(84,318)	(1,159,004)
Class R5	173,931	2,407,053	1,306,761	18,009,025
	3,484,227	$48,970,416	(39,472,027)	$(541,774,012)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2014, the fund’s commitment fee and interest expense were $4,597 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139,940,086	350,956,636	(411,619,425)	79,277,297

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$56,830	$79,277,297

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

42

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

43

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

44

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2014

MFS® LIMITED MATURITY FUND

MQL-SEM

MFS® LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy stands on much firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The U.S. Federal Reserve has ended its “QE3”

bond-purchasing program as the labor market has regained momentum amid other positive indicators. Improved consumer confidence and falling gasoline prices are expected to continue propelling demand for products and services heading into the end of the year.

In contrast, all other major economic regions continue to struggle. The eurozone economy is barely expanding, and deflation threatens the bloc. The European Central Bank has made several attempts to stimulate the region’s economy, but has so far held back from large-scale asset purchases, including government bonds.

Japan continues to try to strengthen its economy. After making early progress at ending deflation and stimulating growth last year, the country hit a setback last spring when the sales tax increase was introduced, causing the need for recent additional monetary stimulus. China continues to struggle, and its growth rate is projected to continue to slow as it transitions to a more sustainable economy.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

December 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	67.3%
Asset-Backed Securities	10.2%
U.S. Treasury Securities	9.4%
Non-U.S. Government Bonds	6.2%
Emerging Markets Bonds	2.5%
Mortgage-Backed Securities	2.0%
Commercial Mortgage-Backed Securities	0.8%
U.S. Government Agencies	0.7%
Collateralized Debt Obligations	0.6%
Municipal Bonds	0.4%

Composition including fixed income credit quality (a)(i)
AAA	15.9%
AA	11.1%
A	33.9%
BBB	24.9%
BB	0.3%
B	0.1%
CCC	0.1%
CC	0.1%
C	0.3%
D	0.1%
U.S. Government	9.4%
Federal Agencies	2.7%
Not Rated	1.2%
Cash & Other	(0.1)%

Portfolio facts (i)
Average Duration (d)	1.5
Average Effective Maturity (m)	2.1 yrs.

Issuer country weightings (i)(x)
United States	65.0%
United Kingdom	5.3%
France	4.0%
Australia	3.3%
Netherlands	3.1%
Canada	3.1%
Japan	3.0%
Sweden	2.6%
Germany	2.5%
Other Countries	8.1%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2014 through October 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.73%	$1,000.00	$1,002.40	$3.68
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
B	Actual	1.48%	$1,000.00	$998.62	$7.46
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
C	Actual	1.58%	$1,000.00	$998.14	$7.96
	Hypothetical (h)	1.58%	$1,000.00	$1,017.24	$8.03
I	Actual	0.58%	$1,000.00	$1,003.13	$2.93
	Hypothetical (h)	0.58%	$1,000.00	$1,022.28	$2.96
R1	Actual	1.58%	$1,000.00	$998.13	$7.96
	Hypothetical (h)	1.58%	$1,000.00	$1,017.24	$8.03
R2	Actual	0.98%	$1,000.00	$1,001.14	$4.94
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R3	Actual	0.83%	$1,000.00	$1,001.89	$4.19
	Hypothetical (h)	0.83%	$1,000.00	$1,021.02	$4.23
R4	Actual	0.58%	$1,000.00	$1,003.15	$2.93
	Hypothetical (h)	0.58%	$1,000.00	$1,022.28	$2.96
R5	Actual	0.50%	$1,000.00	$1,003.52	$2.52
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
529A	Actual	0.78%	$1,000.00	$1,002.15	$3.94
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
529B	Actual	1.53%	$1,000.00	$998.34	$7.71
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
529C	Actual	1.62%	$1,000.00	$997.90	$8.16
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529B and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.4%
Issuer	Shares/Par	Value ($)

Asset-Backed & Securitized - 11.6%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$1,851,952	$1,853,126
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.435%, 10/10/17	4,200,000	4,199,919
ARI Fleet Lease Trust, “A”, FRN, 0.704%, 3/15/20 (n)	866,598	866,816
ARI Fleet Lease Trust, “A”, FRN, 0.453%, 1/15/21 (n)	2,453,012	2,451,878
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	2,560,000	2,563,213
Babson Ltd., CLO, “A1”, FRN, 0.456%, 1/18/21 (z)	2,465,149	2,461,542
Bayview Commercial Asset Trust, FRN, 0.462%, 8/25/35 (z)	811,935	733,674
Bayview Commercial Asset Trust, FRN, 0.422%, 4/25/36 (z)	710,101	621,255
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	3,539,331	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,831,403	1,839,379
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	520,413	529,924
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40 (z)	817,645	486,710
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	5,000,000	4,999,595
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.537%, 3/21/16	5,030,000	5,032,530
Cent CDO XI Ltd., “A1”, FRN, 0.493%, 4/25/19 (n)	3,293,940	3,269,819
Chesapeake Funding LLC, “A”, FRN, 0.905%, 11/07/23 (n)	2,434,081	2,441,634
Chesapeake Funding LLC, “A”, FRN, 0.605%, 1/07/25 (n)	4,526,859	4,521,183
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	2,920,341	2,921,159
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,520,000	1,624,702
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	1,625,250	1,626,361
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	7,200,000	7,200,000
CNH Wholesale Master Note Trust, “A”, FRN, 0.753%, 8/15/19 (n)	8,000,000	8,018,784
Commercial Mortgage Asset Trust, FRN, 0.497%, 1/17/32 (i)(z)	2,843,356	15,010
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	248,109	248,904
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.9%, 9/15/39	2,254,637	2,450,915
Credit-Based Asset Servicing & Securitization LLC, 4.225%, 12/25/35	683,769	678,018
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.737%, 1/25/37 (d)(q)	2,488,925	1,348,557
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 3/25/37 (d)(q)	3,591,043	2,221,595

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
CWCapital Cobalt Ltd., “A4”, FRN, 5.771%, 5/15/46	$2,699,018	$2,957,177
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	6,070,000	6,074,613
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	1,430,426	1,431,281
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,498,000	1,505,870
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (z)	6,367,000	6,382,421
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.537%, 7/20/19	7,300,000	7,292,014
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	1,031,960	1,033,228
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	5,242,248	5,246,646
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	7,000,000	7,006,622
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35 (z)	64,219	63,838
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.705%, 12/10/27 (n)	7,120,000	7,130,993
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.244%, 1/17/45 (n)	2,220,000	2,220,666
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	2,447,496	2,448,233
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	4,777,938	4,781,808
IMPAC CMB Trust, FRN, 0.892%, 11/25/34	261,264	248,016
IMPAC CMB Trust, FRN, 1.072%, 11/25/34	275,015	255,992
IMPAC Secured Assets Corp., FRN, 0.502%, 5/25/36	701,652	692,585
Interstar Millennium Trust, FRN, 0.634%, 3/14/36	215,415	209,399
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	816,718	816,992
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	3,662,726	3,950,888
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.291%, 9/12/37	597,964	599,144
Kingsland III Ltd., “A1”, CDO, FRN, 0.45%, 8/24/21 (n)	1,947,431	1,937,926
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	2,650,000	2,648,847
LB Commercial Conduit Mortgage Trust, FRN, 1.436%, 10/15/35 (i)	2,349,229	96,215
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	3,294,015	3,294,848
Mercedes-Benz Master Owner Trust, FRN, 0.423%, 11/15/16 (n)	7,280,000	7,280,175
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2/25/37 (d)(q)	1,991,785	436,293
Morgan Stanley Capital I, Inc., FRN, 1.459%, 3/15/31 (i)(z)	300,937	3
Motor PLC, “A1”, FRN, 0.632%, 8/25/21 (n)	3,484,955	3,487,450
New Residential Advance Receivables Trust, 2014-T1, “A1”, 1.274%, 3/15/45 (n)	1,600,000	1,600,480
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.423%, 1/15/16	3,118,144	3,118,390
Nissan Master Owner Trust Receivables 2013, “ A”, FRN, 0.453%, 2/15/18	7,030,000	7,030,000
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,822,742	1,864,008

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.383%, 12/25/36 (d)(q)	$1,913,534	$1,189,876
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	2,546,716	2,547,683
Race Point CLO Ltd., “A1A”, FRN, 0.432%, 8/01/21 (n)	2,768,446	2,749,139
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	5,086,127	5,085,293
Smart Trust, “A2B”, FRN, 0.403%, 9/14/15	207,842	207,834
Thornburg Mortgage Securities Trust, FRN, 0.832%, 4/25/43	895,275	873,441
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.367%, 10/20/16	3,528,746	3,525,863
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.507%, 7/22/19 (n)	11,000,000	11,005,060
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	289,842	289,772
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	2,680,000	2,674,624

		$192,517,848
Automotive - 4.4%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$2,146,000	$2,145,397
American Honda Finance Corp., 1%, 8/11/15 (n)	3,060,000	3,076,028
American Honda Finance Corp., FRN, 0.61%, 5/26/16 (n)	3,570,000	3,584,794
American Honda Finance Corp., FRN, 0.732%, 10/07/16	3,010,000	3,030,787
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	2,680,000	2,750,398
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,810,000	3,823,049
Daimler Finance North America LLC, FRN, 0.912%, 8/01/16 (n)	5,040,000	5,080,134
Daimler Finance North America LLC, FRN, 0.572%, 8/01/17 (n)	4,000,000	3,994,572
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,170,000	3,308,161
Ford Motor Credit Co. LLC, FRN, 0.753%, 9/08/17	4,890,000	4,879,012
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	4,620,000	4,803,862
Hyundai Capital America, 1.625%, 10/02/15 (n)	4,490,000	4,520,209
Nissan Motor Acceptance Corp., FRN, 0.935%, 9/26/16 (n)	5,500,000	5,535,134
Nissan Motor Acceptance Corp., FRN, 0.784%, 3/03/17 (n)	3,030,000	3,036,296
Toyota Motor Credit Corp., 1.25%, 11/17/14	2,660,000	2,660,793
Toyota Motor Credit Corp., 3.2%, 6/17/15	1,270,000	1,292,351
Toyota Motor Credit Corp., FRN, 0.618%, 1/17/19	5,320,000	5,344,387
Volkswagen Group of America Finance LLC, FRN, 0.605%, 5/23/17 (n)	3,620,000	3,623,642
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	2,580,000	2,584,910
Volkswagen International Finance N.V., FRN, 0.832%, 11/20/14 (n)	3,740,000	3,740,905

		$72,814,821
Banks & Diversified Financials (Covered Bonds) - 1.3%
Australia & New Zealand Banking Group, FRN, 0.842%, 10/06/15 (n)	$1,940,000	$1,948,854

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Banks & Diversified Financials (Covered Bonds) - continued
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	$4,260,000	$4,329,988
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	2,540,000	2,542,855
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	3,800,000	3,819,471
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	2,400,000	2,409,456
Royal Bank of Canada, 1.125%, 7/22/16	3,700,000	3,722,933
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,260,000	2,325,917

		$21,099,474
Broadcasting - 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,862,000	$1,857,472
Viacom, Inc., 1.25%, 2/27/15	2,100,000	2,104,523

		$3,961,995
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.5%, 12/10/14	$3,700,000	$3,711,267
BlackRock, Inc., 1.375%, 6/01/15	1,740,000	1,749,982
Franklin Resources, Inc., 1.375%, 9/15/17	1,222,000	1,222,965
NYSE Euronext, 2%, 10/05/17	3,266,000	3,312,093

		$9,996,307
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.514%, 3/03/17	$6,150,000	$6,157,103

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$3,360,000	$3,441,416
NBCUniversal Enterprise Co., FRN, 0.768%, 4/15/16 (n)	1,450,000	1,456,091

		$4,897,507
Chemicals - 0.6%
CF Industries, Inc., 6.875%, 5/01/18	$6,972,000	$8,056,125
LyondellBasell Industries N.V., 5%, 4/15/19	1,740,000	1,918,136

		$9,974,261
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2/01/15	$4,085,000	$4,112,006
Intuit, Inc., 5.75%, 3/15/17	1,220,000	1,341,806

		$5,453,812
Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.482%, 5/03/18	$4,470,000	$4,476,195

Conglomerates - 1.1%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,659,000	$1,673,354
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	7,957,000	8,144,602

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
General Electric Co., 0.85%, 10/09/15	$1,260,000	$1,265,768
Pentair Finance S.A., 1.35%, 12/01/15	4,610,000	4,624,932
United Technologies Corp., FRN, 0.734%, 6/01/15	2,560,000	2,567,025

		$18,275,681
Consumer Products - 1.3%
Clorox Co., 5.95%, 10/15/17	$1,305,000	$1,467,886
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	3,150,000	3,175,515
Mattel, Inc., 1.7%, 3/15/18	1,041,000	1,035,535
Mattel, Inc., 2.5%, 11/01/16	2,030,000	2,084,735
Newell Rubbermaid, Inc., 2%, 6/15/15	2,337,000	2,352,642
Newell Rubbermaid, Inc., 2.05%, 12/01/17	2,748,000	2,754,224
Procter & Gamble Co., 0.75%, 11/04/16	3,410,000	3,414,709
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	5,585,000	5,636,187

		$21,921,433
Consumer Services - 0.8%
eBay, Inc., 1.35%, 7/15/17	$3,482,000	$3,456,975
Experian Finance PLC, 2.375%, 6/15/17 (n)	3,189,000	3,243,439
Western Union Co., 2.375%, 12/10/15	1,970,000	1,998,279
Western Union Co., FRN, 1.234%, 8/21/15	3,800,000	3,816,895

		$12,515,588
Electrical Equipment - 0.2%
Amphenol Corp., 1.55%, 9/15/17	$2,270,000	$2,271,984
Arrow Electronics, Inc., 3%, 3/01/18	1,326,000	1,368,455

		$3,640,439
Electronics - 1.5%
Applied Materials, Inc., 2.65%, 6/15/16	$1,670,000	$1,717,577
Intel Corp., 1.35%, 12/15/17	6,765,000	6,747,857
Tyco Electronics Group S.A., 1.6%, 2/03/15	3,160,000	3,169,837
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,500,000	1,515,069
Tyco Electronics Group S.A., FRN, 0.433%, 1/29/16	10,000,000	9,995,610
Xilinx, Inc., 2.125%, 3/15/19	2,410,000	2,409,217

		$25,555,167
Emerging Market Quasi-Sovereign - 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$3,570,000	$3,571,585
Korea Development Bank, 1%, 1/22/16	3,000,000	2,998,053
Korea Expressway Corp., 4.5%, 3/23/15 (n)	2,479,000	2,513,867
Korea Gas Corp., 2.25%, 7/25/17 (n)	2,750,000	2,781,243
Petroleos Mexicanos, 3.125%, 1/23/19	2,522,000	2,584,546

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	$3,010,000	$2,970,434

		$17,419,728
Energy - Independent - 1.3%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$7,090,000	$8,004,532
Apache Corp., 6.9%, 9/15/18	2,183,000	2,564,392
Canadian Natural Resources Ltd., FRN, 0.608%, 3/30/16	1,560,000	1,560,987
Devon Energy Corp., 1.2%, 12/15/16	2,400,000	2,427,362
Encana Corp., 5.9%, 12/01/17	3,360,000	3,770,599
Southwestern Energy Co., 7.5%, 2/01/18	2,220,000	2,583,680

		$20,911,552
Energy - Integrated - 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$4,300,000	$4,448,505
BP Capital Markets PLC, 3.125%, 10/01/15	5,300,000	5,428,684
BP Capital Markets PLC, 0.7%, 11/06/15	1,142,000	1,144,164
BP Capital Markets PLC, 2.521%, 1/15/20	3,049,000	3,062,406
Chevron Corp., 0.889%, 6/24/16	1,770,000	1,779,029
Chevron Corp., 1.104%, 12/05/17	3,658,000	3,633,268
Petro-Canada Financial Partnership, 5%, 11/15/14	2,950,000	2,953,655
Shell International Finance B.V., 1.125%, 8/21/17	3,430,000	3,429,194
Shell International Finance B.V., FRN, 0.442%, 11/15/16	2,740,000	2,746,094
Total Capital International S.A., 1.5%, 2/17/17	1,670,000	1,685,262
Total Capital S.A., 3%, 6/24/15	2,810,000	2,859,372

		$33,169,633
Financial Institutions - 1.2%
General Electric Capital Corp., 2.15%, 1/09/15	$2,180,000	$2,187,177
General Electric Capital Corp., FRN, 0.835%, 12/11/15	2,500,000	2,514,745
General Electric Capital Corp., FRN, 0.833%, 1/08/16	3,270,000	3,288,842
General Electric Capital Corp., FRN, 0.46%, 1/14/16	6,750,000	6,758,930
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	3,370,000	3,469,027
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	1,208,000	1,215,792

		$19,434,513
Food & Beverages - 5.2%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$1,350,000	$1,368,853
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	1,260,000	1,262,165
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	5,370,000	5,382,244
Coca-Cola Co., 1.15%, 4/01/18	2,480,000	2,454,764
Coca-Cola Co., FRN, 0.332%, 11/01/16	3,120,000	3,121,856
Diageo Capital PLC, 1.5%, 5/11/17	2,750,000	2,765,703

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
General Mills, Inc., 5.2%, 3/17/15	$1,990,000	$2,024,288
General Mills, Inc., 1.4%, 10/20/17	5,400,000	5,396,339
Heineken N.V., 0.8%, 10/01/15 (n)	2,810,000	2,809,421
Ingredion, Inc., 3.2%, 11/01/15	1,025,000	1,047,490
Ingredion, Inc., 1.8%, 9/25/17	2,092,000	2,097,657
Kellogg Co., 4.45%, 5/30/16	1,209,000	1,275,141
Kraft Foods Group, Inc., 1.625%, 6/04/15	5,170,000	5,201,702
Kraft Foods Group, Inc., 6.125%, 8/23/18	7,435,000	8,525,581
Molson Coors Brewing Co., 2%, 5/01/17	3,330,000	3,380,879
PepsiCo, Inc., 2.5%, 5/10/16	3,400,000	3,494,330
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	7,690,000	7,923,007
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	2,630,000	2,636,417
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	2,060,000	2,105,510
SABMiller Holdings, Inc., FRN, 0.922%, 8/01/18 (n)	5,700,000	5,742,049
Tyson Foods, Inc., 6.6%, 4/01/16	5,550,000	5,975,713
Tyson Foods, Inc., 2.65%, 8/15/19	3,257,000	3,288,046
Want Want China Finance Co., 1.875%, 5/14/18 (n)	3,190,000	3,117,287
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	3,712,000	3,731,722
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	525,000	530,278

		$86,658,442
Food & Drug Stores - 0.9%
CVS Health Corp., 3.25%, 5/18/15	$2,372,000	$2,406,788
CVS Health Corp., 1.2%, 12/05/16	2,800,000	2,804,866
Walgreen Co., 1%, 3/13/15	4,120,000	4,126,489
Walgreen Co., 1.8%, 9/15/17	5,860,000	5,881,407

		$15,219,550
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$3,473,000	$3,557,661

Insurance - 2.4%
Aflac, Inc., 3.45%, 8/15/15	$3,840,000	$3,926,734
American International Group, Inc., 5.85%, 1/16/18	1,525,000	1,718,620
American International Group, Inc., 2.3%, 7/16/19	6,090,000	6,122,752
Lincoln National Corp., 4.3%, 6/15/15	2,060,000	2,103,886
MetLife Global Funding I, FRN, 0.609%, 4/10/17 (n)	4,820,000	4,840,948
MetLife, Inc., 1.756%, 12/15/17	1,199,000	1,208,916
Metropolitan Life Global Funding I, 0.761%, 7/15/16 (n)	4,570,000	4,605,084
New York Life Global Funding, 1.3%, 1/12/15 (n)	4,590,000	4,598,570
PRICOA Global Funding I, FRN, 0.503%, 8/19/15 (n)	2,590,000	2,595,139
Prudential Financial, Inc., FRN, 1.012%, 8/15/18	3,690,000	3,722,970
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,539,000	1,627,029

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Voya Financial, Inc., 2.9%, 2/15/18	$2,515,000	$2,585,729

		$39,656,377
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/17	$674,000	$672,938
Wellpoint, Inc., 1.25%, 9/10/15	2,400,000	2,413,560

		$3,086,498
Insurance - Property & Casualty - 0.8%
ACE Ltd., 2.6%, 11/23/15	$2,890,000	$2,949,017
Aon Corp., 3.5%, 9/30/15	3,200,000	3,282,083
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	3,480,000	3,494,644
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	3,180,000	3,193,041

		$12,918,785
International Market Quasi-Sovereign - 3.9%
Achmea Hypotheekbank N.V., FRN, 0.589%, 11/03/14 (n)	$2,500,000	$2,500,000
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	4,070,000	4,075,629
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	5,210,000	5,241,145
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	2,070,000	2,102,491
Eksportfinans A.S.A., 3%, 11/17/14	5,000,000	5,002,350
Electricite de France, 2.15%, 1/22/19 (n)	3,953,000	3,954,751
FMS Wertmanagement, 0.625%, 4/18/16	3,360,000	3,366,791
KfW Bankengruppe, 0.5%, 9/30/15	3,400,000	3,408,837
Kommunalbanken A.S., 1%, 2/09/15 (n)	3,000,000	3,006,240
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,000,000	1,012,947
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	3,860,000	3,861,556
Kommunalbanken A.S., FRN, 0.363%, 10/31/16 (n)	4,360,000	4,362,590
Kreditanstalt für Wiederaufbau, FRN, 0.203%, 1/23/15	4,670,000	4,670,229
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	1,700,000	1,755,571
Municipality Finance PLC, 2.375%, 5/16/16	3,410,000	3,506,789
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,480,000	3,492,528
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	3,160,000	3,175,516
Statoil A.S.A., 1.8%, 11/23/16	2,350,000	2,393,571
Statoil A.S.A., FRN, 0.522%, 5/15/18	1,205,000	1,203,754
Statoil A.S.A., FRN, 0.691%, 11/08/18	3,010,000	3,026,696

		$65,119,981
International Market Sovereign - 0.8%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$6,840,000	$6,858,605
Kingdom of Sweden, 1%, 2/27/18 (n)	3,500,000	3,470,096
Republic of Iceland, 4.875%, 6/16/16 (n)	3,494,000	3,666,394

		$13,995,095

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/18	$892,000	$917,137
Baidu, Inc., 2.75%, 6/09/19	2,189,000	2,197,005

		$3,114,142
Local Authorities - 1.2%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$5,440,000	$5,439,043
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	6,350,000	6,366,586
Province of Ontario, 2.3%, 5/10/16	4,700,000	4,821,016
State of Illinois, 4.961%, 3/01/16	3,275,000	3,432,069

		$20,058,714
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$1,260,000	$1,265,593

Major Banks - 14.2%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$2,880,000	$2,900,016
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	3,940,000	4,179,670
ABN AMRO Bank N.V., FRN, 0.643%, 6/06/16 (n)	3,100,000	3,095,604
Bank of America Corp., 4.5%, 4/01/15	1,000,000	1,016,159
Bank of America Corp., 1.5%, 10/09/15	3,060,000	3,082,161
Bank of America Corp., 1.25%, 1/11/16	5,250,000	5,273,714
Bank of America Corp., 6.5%, 8/01/16	2,625,000	2,862,439
Bank of America Corp., 6%, 9/01/17	8,000,000	8,921,840
Bank of America Corp., FRN, 0.514%, 6/15/16	1,910,000	1,902,392
Bank of Montreal, FRN, 0.831%, 4/09/18	1,990,000	2,001,622
Bank of New York Mellon Corp., 2.2%, 5/15/19	4,060,000	4,073,966
Bank of Nova Scotia, FRN, 0.634%, 3/15/16	5,890,000	5,908,695
Bank of Nova Scotia, FRN, 0.751%, 7/15/16	1,990,000	2,000,559
Barclays Bank PLC, 2.5%, 2/20/19	4,500,000	4,534,925
BNP Paribas, 2.7%, 8/20/18	4,370,000	4,463,632
BNP Paribas, FRN, 0.825%, 12/12/16	1,280,000	1,284,564
BNP Paribas, FRN, 0.715%, 3/17/17	3,010,000	3,012,817
Canadian Imperial Bank of Commerce, FRN, 0.751%, 7/18/16	2,270,000	2,282,878
Commonwealth Bank of Australia, FRN, 0.733%, 9/20/16 (n)	4,820,000	4,848,901
Commonwealth Bank of Australia, FRN, 0.594%, 3/13/17 (n)	1,510,000	1,512,469
Commonwealth Bank of Australia, FRN, 0.503%, 9/08/17 (n)	6,000,000	5,996,604
DBS Bank Ltd., 2.35%, 2/28/17 (n)	4,010,000	4,117,685
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	4,190,000	4,379,007
Goldman Sachs Group, Inc., 5.125%, 1/15/15	3,930,000	3,962,941
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,690,000	3,719,048
Goldman Sachs Group, Inc., FRN, 1.433%, 4/30/18	2,310,000	2,345,024
Goldman Sachs Group, Inc., FRN, 1.332%, 11/15/18	5,420,000	5,475,490
Goldman Sachs Group, Inc., FRN, 1.251%, 10/23/19	5,010,000	5,026,869
HSBC Bank PLC, 3.1%, 5/24/16 (n)	2,520,000	2,611,831

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
HSBC Bank PLC, FRN, 0.872%, 5/15/18 (n)	$5,132,000	$5,174,991
HSBC USA, Inc., 2.375%, 2/13/15	1,650,000	1,659,146
Huntington National Bank, FRN, 0.658%, 4/24/17	7,240,000	7,240,934
ING Bank N.V., 3.75%, 3/07/17 (n)	2,644,000	2,784,975
ING Bank N.V., FRN, 1.183%, 3/07/16 (n)	1,450,000	1,461,849
ING Bank N.V., FRN, 1.874%, 9/25/15 (n)	3,680,000	3,728,348
JPMorgan Chase & Co., 2%, 8/15/17	2,087,000	2,111,652
JPMorgan Chase & Co., 2.2%, 10/22/19	5,340,000	5,275,819
JPMorgan Chase & Co., FRN, 0.855%, 2/26/16	2,500,000	2,508,223
KeyCorp, 3.75%, 8/13/15	3,850,000	3,941,145
Mizuho Bank Ltd., FRN, 0.684%, 9/25/17 (n)	2,500,000	2,498,563
Morgan Stanley, 6%, 4/28/15	3,290,000	3,374,872
Morgan Stanley, FRN, 1.485%, 2/25/16	3,410,000	3,452,226
Morgan Stanley, FRN, 0.971%, 7/23/19	7,840,000	7,814,740
National Australia Bank Ltd., 2%, 3/09/15	4,810,000	4,838,557
Nordea Bank AB, FRN, 0.694%, 5/13/16 (n)	2,802,000	2,813,511
Nordea Bank AB, FRN, 0.591%, 4/04/17 (n)	2,900,000	2,904,162
PNC Bank N.A., 1.3%, 10/03/16	3,180,000	3,205,596
PNC Bank N.A., 1.15%, 11/01/16	4,550,000	4,565,843
PNC Bank N.A., 1.5%, 10/18/17	3,500,000	3,510,717
PNC Bank N.A., 2.25%, 7/02/19	5,130,000	5,139,152
PNC Funding Corp., 3.625%, 2/08/15	2,300,000	2,319,391
Royal Bank of Canada, 0.8%, 10/30/15	3,000,000	3,012,300
Royal Bank of Canada, FRN, 0.692%, 9/09/16	2,920,000	2,934,022
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,000,000	1,014,287
Royal Bank of Scotland PLC, 4.375%, 3/16/16	4,880,000	5,094,042
Standard Chartered PLC, 3.85%, 4/27/15 (n)	3,730,000	3,786,069
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,770,000	3,790,716
Sumitomo Mitsui Banking Corp., FRN, 0.55%, 7/11/17	6,000,000	5,987,214
Wells Fargo & Co., 1.25%, 2/13/15	5,320,000	5,332,784
Wells Fargo & Co., FRN, 0.761%, 7/20/16	3,550,000	3,565,400
Wells Fargo & Co., FRN, 0.492%, 9/08/17	5,020,000	5,014,332
Westpac Banking Corp., 2%, 8/14/17	1,780,000	1,813,181
Westpac Banking Corp., FRN, 0.562%, 5/19/17	5,730,000	5,728,550

		$236,190,831
Medical & Health Technology & Services - 1.7%
Baxter International, Inc., 1.85%, 1/15/17	$2,610,000	$2,649,552
Becton, Dickinson & Co., 1.75%, 11/08/16	2,030,000	2,051,067
CareFusion Corp., 1.45%, 5/15/17	1,900,000	1,896,398
Catholic Health Initiatives, 1.6%, 11/01/17	2,480,000	2,479,750
Covidien International Finance S.A., 1.35%, 5/29/15	2,440,000	2,451,588
Express Scripts Holding Co., 2.1%, 2/12/15	4,225,000	4,241,985
McKesson Corp., 0.95%, 12/04/15	3,090,000	3,096,792

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
McKesson Corp., 3.25%, 3/01/16	$4,190,000	$4,312,071
McKesson Corp., FRN, 0.634%, 9/10/15	1,280,000	1,281,632
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	2,960,000	3,020,520

		$27,481,355
Metals & Mining - 1.3%
Barrick Gold Corp., 2.5%, 5/01/18	$1,770,000	$1,775,381
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	1,307,000	1,411,560
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	4,750,000	4,830,451
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,620,000	1,628,665
Glencore Funding LLC, FRN, 1.398%, 5/27/16 (n)	5,690,000	5,721,779
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	2,210,000	2,265,204
Rio Tinto Finance (USA) Ltd., FRN, 1.075%, 6/17/16	4,020,000	4,051,859

		$21,684,899
Midstream - 1.1%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$2,163,000	$2,183,397
Enterprise Products Operating LP, 3.7%, 6/01/15	4,320,000	4,391,483
Enterprise Products Operating LP, 3.2%, 2/01/16	740,000	761,609
Enterprise Products Operating LP, 6.5%, 1/31/19	1,280,000	1,498,090
ONEOK Partners LP, 3.2%, 9/15/18	3,550,000	3,672,844
TransCanada PipeLines Ltd., 3.4%, 6/01/15	4,100,000	4,166,322
TransCanada PipeLines Ltd., FRN, 0.913%, 6/30/16	1,390,000	1,398,312

		$18,072,057
Mortgage-Backed - 2.0%
Fannie Mae, 7%, 3/01/15 - 9/01/16	$112,701	$116,477
Fannie Mae, 5.134%, 2/01/16	620,503	638,274
Fannie Mae, 6.5%, 3/01/16 - 6/01/17	386,312	404,721
Fannie Mae, 5.732%, 7/01/16	1,872,007	1,990,923
Fannie Mae, 5.5%, 12/01/16 - 2/01/19	802,323	847,848
Fannie Mae, 1.114%, 2/25/17	3,976,433	3,984,640
Fannie Mae, 6%, 3/01/17 - 12/01/17	398,016	414,439
Fannie Mae, 5%, 2/01/18 - 7/01/23	2,235,560	2,396,513
Fannie Mae, 4.5%, 10/01/18 - 3/01/23	1,498,972	1,604,860
Fannie Mae, FRN, 0.416%, 5/25/18	4,219,142	4,216,965
Fannie Mae, FRN, 2.335%, 2/01/33	108,806	109,461
Fannie Mae, FRN, 2.23%, 3/01/33	95,235	95,733
Fannie Mae, FRN, 2.125%, 5/01/33	603,414	652,728
Freddie Mac, 7.5%, 5/01/15	5,343	5,361
Freddie Mac, 6%, 4/01/16 - 8/01/17	226,576	234,714
Freddie Mac, 1.655%, 11/25/16	281,484	285,155
Freddie Mac, 1.426%, 8/25/17	1,039,000	1,046,628
Freddie Mac, 5.5%, 9/01/17 - 6/01/25	1,384,664	1,504,059

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5%, 5/01/18 - 8/01/20	$1,131,924	$1,208,352
Freddie Mac, 2.5%, 7/01/28	10,732,074	10,927,870
Ginnie Mae, FRN, 1.625%, 7/20/32	129,287	134,131

		$32,819,852
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$7,060,000	$7,131,094

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$4,630,000	$4,656,854

Network & Telecom - 2.6%
AT&T, Inc., 0.8%, 12/01/15	$4,010,000	$4,006,355
AT&T, Inc., 2.4%, 8/15/16	2,750,000	2,817,394
AT&T, Inc., FRN, 0.62%, 2/12/16	2,330,000	2,334,893
AT&T, Inc., FRN, 1.148%, 11/27/18	3,850,000	3,916,205
British Telecommunications PLC, 2.35%, 2/14/19	2,970,000	2,980,956
France Telecom, 2.125%, 9/16/15	1,900,000	1,920,807
Verizon Communications, Inc., 0.7%, 11/02/15	3,210,000	3,212,369
Verizon Communications, Inc., 2%, 11/01/16	2,610,000	2,656,072
Verizon Communications, Inc., 1.35%, 6/09/17	4,000,000	3,992,528
Verizon Communications, Inc., FRN, 1.764%, 9/15/16	7,500,000	7,669,328
Verizon Communications, Inc., FRN, 1.005%, 6/17/19	6,730,000	6,778,685

		$42,285,592
Oil Services - 0.5%
Noble Corp., 3.45%, 8/01/15	$2,270,000	$2,308,631
Transocean, Inc., 5.05%, 12/15/16	3,533,000	3,707,717
Transocean, Inc., 2.5%, 10/15/17	1,970,000	1,946,338

		$7,962,686
Oils - 0.2%
Phillips 66, 1.95%, 3/05/15	$2,680,000	$2,693,274

Other Banks & Diversified Financials - 9.1%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,403,000	$2,499,447
American Express Centurion Bank, FRN, 0.683%, 11/13/15	2,750,000	2,758,742
American Express Credit Corp., FRN, 1.335%, 6/12/15	2,400,000	2,414,880
Banco Santander Chile, FRN, 1.13%, 4/11/17 (n)	3,830,000	3,811,670
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.685%, 2/26/16 (n)	2,100,000	2,103,889
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.842%, 9/09/16 (n)	6,220,000	6,245,179
Banque Federative du Credit Mutuel, FRN, 1.083%, 10/28/16 (n)	2,780,000	2,804,105
Banque Federative du Credit Mutuel, FRN, 1.081%, 1/20/17 (n)	4,860,000	4,898,379

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 2.45%, 4/24/19	$1,880,000	$1,885,569
Capital One Financial Corp., 2.15%, 3/23/15	1,752,000	1,762,678
Capital One Financial Corp., FRN, 0.871%, 11/06/15	2,000,000	2,008,404
Citigroup, Inc., 6.01%, 1/15/15	1,880,000	1,900,609
Citigroup, Inc., 1.25%, 1/15/16	6,000,000	6,025,572
Citigroup, Inc., FRN, 1.003%, 4/08/19	9,150,000	9,185,639
Corpbanca, 3.875%, 9/22/19 (z)	2,129,000	2,145,909
Danske Bank A.S., 3.75%, 4/01/15 (n)	360,000	364,551
Fifth Third Bancorp, 1.35%, 6/01/17	8,500,000	8,501,352
Fifth Third Bancorp, 2.3%, 3/01/19	1,859,000	1,863,581
First Republic Bank, 2.375%, 6/17/19	1,333,000	1,339,073
Groupe BPCE S.A., 2.5%, 12/10/18	2,520,000	2,533,558
Groupe BPCE S.A., FRN, 1.484%, 4/25/16	6,800,000	6,893,758
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	3,600,000	3,675,622
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,950,000	1,971,694
Lloyds Bank PLC, 2.3%, 11/27/18	1,700,000	1,711,268
Lloyds TSB Bank PLC, 4.375%, 1/12/15 (n)	5,110,000	5,144,211
Macquarie Bank Ltd., 5%, 2/22/17 (n)	6,790,000	7,315,981
Macquarie Bank Ltd., FRN, 0.864%, 10/27/17 (z)	3,790,000	3,787,756
National Bank of Canada, 1.5%, 6/26/15	2,970,000	2,992,290
Rabobank Nederland N.V., 3.375%, 1/19/17	3,967,000	4,165,441
Rabobank Nederland N.V., FRN, 0.714%, 3/18/16	1,990,000	1,999,013
Santander UK PLC, 3.875%, 11/10/14 (n)	4,525,000	4,527,222
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	2,500,000	2,495,448
SunTrust Banks, Inc., 3.5%, 1/20/17	4,907,000	5,152,296
Svenska Handelsbanken AB, 2.875%, 4/04/17	3,548,000	3,691,666
Svenska Handelsbanken AB, FRN, 0.683%, 3/21/16	1,000,000	1,004,182
Svenska Handelsbanken AB, FRN, 0.703%, 9/23/16	4,500,000	4,522,019
Swedbank AB, 2.125%, 9/29/17 (n)	10,851,000	11,019,939
Synchrony Financial, 1.875%, 8/15/17	2,830,000	2,839,744
UBS AG, FRN, 0.613%, 8/14/17	6,250,000	6,272,381
Union Bank, 3%, 6/06/16	1,910,000	1,968,263

		$150,202,980
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 12/09/14	$4,120,000	$4,127,844

Pharmaceuticals - 2.0%
AbbVie, Inc., FRN, 0.991%, 11/06/15	$4,440,000	$4,464,868
Amgen, Inc., 2.3%, 6/15/16	3,570,000	3,646,555
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	4,000,000	4,014,428
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,507,000	3,466,691
Celgene Corp., 2.45%, 10/15/15	5,312,000	5,400,089

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Mylan, Inc., 1.8%, 6/24/16	$2,710,000	$2,743,967
Mylan, Inc., 1.35%, 11/29/16	1,785,000	1,789,163
Sanofi, 1.25%, 4/10/18	5,060,000	5,020,912
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	2,240,000	2,220,322

		$32,766,995
Printing & Publishing - 0.2%
Thomson Reuters Corp., 0.875%, 5/23/16	$3,530,000	$3,531,610

Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$2,738,000	$2,897,374

Real Estate - Healthcare - 0.2%
Health Care REIT, Inc., 2.25%, 3/15/18	$1,686,000	$1,706,286
Ventas Realty LP, REIT, 1.55%, 9/26/16	2,160,000	2,176,913

		$3,883,199
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$2,000,000	$2,033,562
Vornado Realty LP, REIT, 2.5%, 6/30/19	2,848,000	2,843,147

		$4,876,709
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,935,000	$1,922,924
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	2,730,000	2,735,799

		$4,658,723
Retailers - 0.6%
Target Corp., 2.3%, 6/26/19	$4,110,000	$4,132,769
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	2,900,000	2,990,805
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	2,068,000	2,063,639

		$9,187,213
Specialty Chemicals - 0.3%
Ecolab, Inc., 2.375%, 12/08/14	$2,570,000	$2,574,462
Ecolab, Inc., 1%, 8/09/15	2,520,000	2,528,112

		$5,102,574
Supermarkets - 0.3%
Tesco PLC, 2%, 12/05/14 (n)	$3,510,000	$3,512,685
Woolworths Ltd., 2.55%, 9/22/15 (n)	1,900,000	1,930,947

		$5,443,632

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.7%
Corporacion Andina de Fomento, 1.5%, 8/08/17	$4,500,000	$4,514,121
International Bank for Reconstruction and Development, 0.5%, 4/15/16	6,860,000	6,861,468

		$11,375,589
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,564,000	$1,601,208
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	2,840,000	2,819,961
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	2,730,000	2,783,827
SBA Tower Trust, 2.898%, 10/15/19 (n)	4,150,000	4,161,027

		$11,366,023
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$3,070,000	$3,404,547

Tobacco - 0.6%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$2,820,000	$2,831,477
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	2,206,000	2,203,988
Lorillard Tobacco Co., 3.5%, 8/04/16	2,590,000	2,685,786
Reynolds American, Inc., 1.05%, 10/30/15	2,650,000	2,655,056

		$10,376,307
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$2,408,000	$2,484,090

U.S. Government Agencies and Equivalents - 0.7%
Government of Ukraine, 1.844%, 5/16/19	$1,226,000	$1,229,678
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	4,500,000	4,522,500
Private Export Funding Corp., 1.875%, 7/15/18	5,240,000	5,268,396
Small Business Administration, 5.1%, 1/01/16	228,785	232,637
Small Business Administration, 5.46%, 3/01/16	177,198	180,912
Small Business Administration, 5.68%, 5/01/16	221,403	226,012
Small Business Administration, 5.94%, 7/01/16	56,965	58,491
Small Business Administration, 5.37%, 9/01/16	112,922	115,825

		$11,834,451
U.S. Treasury Obligations - 9.3%
U.S. Treasury Notes, 0.375%, 3/15/16	$15,000,000	$15,021,090
U.S. Treasury Notes, 1.5%, 6/30/16 (f)	64,000,000	65,169,984
U.S. Treasury Notes, 3.25%, 7/31/16	56,000,000	58,765,000
U.S. Treasury Notes, 3%, 8/31/16	15,000,000	15,692,580

		$154,648,654

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 1.8%
American Electric Power Co., Inc., 1.65%, 12/15/17	$2,570,000	$2,575,937
Duke Energy Corp., 3.35%, 4/01/15	960,000	971,284
Duke Energy Corp., 1.625%, 8/15/17	1,410,000	1,418,471
Duke Energy Corp., FRN, 0.613%, 4/03/17	1,800,000	1,806,032
Duke Energy Indiana, Inc., FRN, 0.579%, 7/11/16	1,760,000	1,763,071
Enel Finance International S.A., 6.25%, 9/15/17 (n)	670,000	753,694
NextEra Energy Capital Co., 1.2%, 6/01/15	3,610,000	3,625,281
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	950,000	955,470
PG&E Corp., 2.4%, 3/01/19	3,378,000	3,390,580
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	4,710,000	4,891,749
PSEG Power LLC, 2.75%, 9/15/16	2,570,000	2,647,635
Southern Co., 2.375%, 9/15/15	2,530,000	2,568,608
Southern Co., 2.45%, 9/01/18	2,700,000	2,762,276

		$30,130,088
Total Bonds (Identified Cost, $1,627,175,384)		$1,632,120,991

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	21,206,517	$21,206,517
Total Investments (Identified Cost, $1,648,381,901)		$1,653,327,508

Other Assets, Less Liabilities - 0.3%		4,162,692
Net Assets - 100.0%		$1,657,490,200

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for cleared swap agreements.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $478,486,602 representing 28.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.456%, 1/18/21	6/24/14	$2,444,695	$2,461,542
Bayview Commercial Asset Trust, FRN, 0.462%, 8/25/35	6/09/05	811,935	733,674

21

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0.422%, 4/25/36	2/23/06	$710,101	$621,255
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	267,003	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40	3/01/06	817,645	486,710
Commercial Mortgage Asset Trust, FRN, 0.497%, 1/17/32	8/25/03	16,515	15,010
Corpbanca, 3.875%, 9/22/19	9/16/14	2,115,230	2,145,909
Ford Credit Auto Owner Trust, 2014- 2, “ A”, 2.31%, 4/15/26	10/07/14	6,364,672	6,382,421
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35	6/21/05-1/18/07	64,229	63,838
Macquarie Bank Ltd., FRN, 0.864%, 10/27/17	10/22/14	3,790,000	3,787,756
Morgan Stanley Capital I, Inc., FRN, 1.459%, 3/15/31	6/10/03	10,645	3
Total Restricted Securities			$16,698,118
% of Net assets			1.0%
The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/14

Cleared Swap Agreements at 10/31/2014

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/18	USD	20,000,000	Merrill Lynch International (a)	1.00% (fixed rate)	(1)	$434,658

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $130,310.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2014, the fund had liquid securities with an aggregate value of $332,978 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,627,175,384)	$1,632,120,991
Underlying affiliated funds, at cost and value	21,206,517
Total investments, at value (identified cost, $1,648,381,901)	$1,653,327,508
Cash	24
Receivables for
Daily variation margin on open cleared swap agreements	14,750
Investments sold	1,000,000
Fund shares sold	3,468,262
Interest	7,189,816
Total assets	$1,665,000,360
Liabilities
Payables for
Distributions	$383,544
Due to brokers (net unamortized premiums paid, $130,310)	6,901
Investments purchased	3,049,000
Fund shares reacquired	2,771,380
Payable to affiliates
Investment adviser	28,366
Shareholder servicing costs	1,124,884
Distribution and service fees	16,025
Program manager fees	201
Payable for independent Trustees’ compensation	4,853
Accrued expenses and other liabilities	125,006
Total liabilities	$7,510,160
Net assets	$1,657,490,200
Net assets consist of
Paid-in capital	$1,733,729,643
Unrealized appreciation (depreciation) on investments	5,249,955
Accumulated net realized gain (loss) on investments	(77,503,887)
Accumulated distributions in excess of net investment income	(3,985,511)
Net assets	$1,657,490,200
Shares of beneficial interest outstanding	275,039,531

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$488,233,711	80,853,614	$6.04
Class B	7,107,755	1,180,230	6.02
Class C	155,066,944	25,702,386	6.03
Class I	458,234,523	76,231,823	6.01
Class R1	762,846	126,686	6.02
Class R2	4,462,465	739,167	6.04
Class R3	9,423,944	1,562,331	6.03
Class R4	959,552	158,852	6.04
Class R5	459,868,659	76,330,632	6.02
Class 529A	45,210,923	7,487,879	6.04
Class 529B	2,224,403	369,761	6.02
Class 529C	25,934,475	4,296,170	6.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.19 [100 / 97.5 x $6.04] and $6.19 [100 / 97.5 x $6.04], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$12,966,284
Dividends	19,426
Total investment income	$12,985,710
Expenses
Management fee	$3,259,400
Distribution and service fees	1,755,972
Program manager fees	34,648
Shareholder servicing costs	855,708
Administrative services fee	117,957
Independent Trustees’ compensation	16,257
Custodian fee	104,007
Shareholder communications	82,434
Audit and tax fees	30,834
Legal fees	7,106
Miscellaneous	113,662
Total expenses	$6,377,985
Fees paid indirectly	(31)
Reduction of expenses by investment adviser and distributor	(363,418)
Net expenses	$6,014,536
Net investment income	$6,971,174
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$215,183
Futures contracts	(18,467)
Swap agreements	87,454
Net realized gain (loss) on investments	$284,170
Change in unrealized appreciation (depreciation)
Investments	$(3,348,853)
Futures contracts	(50,453)
Swap agreements	36,966
Net unrealized gain (loss) on investments	$(3,362,340)
Net realized and unrealized gain (loss) on investments	$(3,078,170)
Change in net assets from operations	$3,893,004

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/14 (unaudited)	Year ended 4/30/14
From operations
Net investment income	$6,971,174	$17,937,848
Net realized gain (loss) on investments	284,170	972,181
Net unrealized gain (loss) on investments	(3,362,340)	(11,798,154)
Change in net assets from operations	$3,893,004	$7,111,875
Distributions declared to shareholders
From net investment income	$(9,120,949)	$(22,309,355)
Change in net assets from fund share transactions	$144,315,758	$188,844,957
Total change in net assets	$139,087,813	$173,647,477
Net assets
At beginning of period	1,518,402,387	1,344,754,910
At end of period (including accumulated distributions in excess of net investment income of $3,985,511 and $1,835,736, respectively)	$1,657,490,200	$1,518,402,387

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class A			2014	2013	2012	2011		2010

Net asset value, beginning of period	$6.06		$6.13	$6.13	$6.19	$6.23		$5.90
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.08	$0.12	$0.14	$0.17		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.05)	0.02	(0.02)	0.00	(w)	0.36
Total from investment operations	$0.01		$0.03	$0.14	$0.12	$0.17		$0.57
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.10)	$(0.14)	$(0.18)	$(0.21)		$(0.24)
Net asset value, end of period (x)	$6.04		$6.06	$6.13	$6.13	$6.19		$6.23
Total return (%) (r)(s)(t)(x)	0.24	(n)	0.44	2.33	1.96	2.72		9.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	0.85	0.85	0.85		0.84
Expenses after expense reductions (f)	0.73	(a)	0.73	0.75	0.75	0.75		0.75
Net investment income	0.87	(a)	1.29	1.92	2.34	2.75		3.39
Portfolio turnover	14	(n)	29	34	27	26		28
Net assets at end of period (000 omitted)	$488,234		$576,712	$583,224	$632,661	$702,266		$705,470

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class B			2014	2013	2012		2011		2010

Net asset value, beginning of period	$6.04		$6.11	$6.11	$6.18		$6.21		$5.88
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.07	$0.10		$0.13		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.05)	0.03 (g)	(0.04	)(g)	0.00	(w)	0.36
Total from investment operations	$(0.01)		$(0.02)	$0.10	$0.06		$0.13		$0.53
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)	$(0.10)	$(0.13)		$(0.16)		$(0.20)
Net asset value, end of period (x)	$6.02		$6.04	$6.11	$6.11		$6.18		$6.21
Total return (%) (r)(s)(t)(x)	(0.14	)(n)	(0.32)	1.57	1.02		2.12		9.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.59	1.60	1.60		1.60		1.59
Expenses after expense reductions (f)	1.48	(a)	1.49	1.50	1.51		1.51		1.51
Net investment income	0.11	(a)	0.54	1.18	1.61		2.06		2.71
Portfolio turnover	14	(n)	29	34	27		26		28
Net assets at end of period (000 omitted)	$7,108		$7,814	$7,585	$10,056		$16,641		$35,642

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class C			2014	2013	2012		2011		2010

Net asset value, beginning of period	$6.05		$6.12	$6.12	$6.19		$6.22		$5.89
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.07	$0.09		$0.12		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.06)	0.02	(0.03	)(g)	0.00	(w)	0.37
Total from investment operations	$(0.01)		$(0.03)	$0.09	$0.06		$0.12		$0.52
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.09)	$(0.13)		$(0.15)		$(0.19)
Net asset value, end of period (x)	$6.03		$6.05	$6.12	$6.12		$6.19		$6.22
Total return (%) (r)(s)(t)(x)	(0.19	)(n)	(0.41)	1.46	0.93		2.02		8.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.59	1.60	1.60		1.60		1.62
Expenses after expense reductions (f)	1.58	(a)	1.59	1.60	1.60		1.60		1.60
Net investment income	0.02	(a)	0.46	1.07	1.49		1.90		2.51
Portfolio turnover	14	(n)	29	34	27		26		28
Net assets at end of period (000 omitted)	$155,067		$171,276	$212,060	$224,122		$234,829		$234,584

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class I			2014	2013	2012	2011		2010

Net asset value, beginning of period	$6.03		$6.10	$6.11	$6.17	$6.21		$5.88
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	$0.13	$0.15	$0.18		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.05)	0.01 (g)	(0.02)	0.00	(w)	0.36
Total from investment operations	$0.02		$0.04	$0.14	$0.13	$0.18		$0.58
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.11)	$(0.15)	$(0.19)	$(0.22)		$(0.25)
Net asset value, end of period (x)	$6.01		$6.03	$6.10	$6.11	$6.17		$6.21
Total return (%) (r)(s)(x)	0.31	(n)	0.59	2.31	2.11	2.87		10.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.59	0.60	0.60	0.60		0.62
Expenses after expense reductions (f)	0.58	(a)	0.59	0.60	0.60	0.60		0.60
Net investment income	1.01	(a)	1.41	2.14	2.48	2.88		3.52
Portfolio turnover	14	(n)	29	34	27	26		28
Net assets at end of period (000 omitted)	$458,234		$237,785	$130,703	$310,572	$212,086		$147,616

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R1			2014	2013	2012	2011		2010

Net asset value, beginning of period	$6.04		$6.11	$6.11	$6.17	$6.21		$5.88
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.07	$0.09	$0.12		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.06)	0.02	(0.02)	(0.01	)(g)	0.36
Total from investment operations	$(0.01)		$(0.03)	$0.09	$0.07	$0.11		$0.52
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.09)	$(0.13)	$(0.15)		$(0.19)
Net asset value, end of period (x)	$6.02		$6.04	$6.11	$6.11	$6.17		$6.21
Total return (%) (r)(s)(x)	(0.19	)(n)	(0.41)	1.46	1.09	1.85		8.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.59	1.60	1.60	1.60		1.62
Expenses after expense reductions (f)	1.58	(a)	1.59	1.60	1.60	1.60		1.60
Net investment income	0.02	(a)	0.44	1.08	1.51	1.93		2.57
Portfolio turnover	14	(n)	29	34	27	26		28
Net assets at end of period (000 omitted)	$763		$712	$616	$675	$963		$1,164

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R2			2014	2013	2012		2011		2010

Net asset value, beginning of period	$6.06		$6.13	$6.12	$6.19		$6.23		$5.90
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.10	$0.13		$0.16		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.05)	0.04 (g)	(0.04	)(g)	(0.01	)(g)	0.37
Total from investment operations	$0.01		$0.01	$0.14	$0.09		$0.15		$0.56
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.08)	$(0.13)	$(0.16)		$(0.19)		$(0.23)
Net asset value, end of period (x)	$6.04		$6.06	$6.13	$6.12		$6.19		$6.23
Total return (%) (r)(s)(x)	0.11	(n)	0.19	2.24	1.54		2.46		9.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09	1.10	1.10		1.10		1.12
Expenses after expense reductions (f)	0.98	(a)	0.99	1.00	1.00		1.00		1.00
Net investment income	0.61	(a)	1.04	1.67	2.10		2.51		3.16
Portfolio turnover	14	(n)	29	34	27		26		28
Net assets at end of period (000 omitted)	$4,462		$4,520	$4,189	$4,869		$6,134		$5,999

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R3			2014	2013	2012		2011		2010

Net asset value, beginning of period	$6.05		$6.12	$6.12	$6.19		$6.22		$5.89
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07	$0.11	$0.14		$0.16		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.05)	0.02	(0.04	)(g)	0.01		0.38
Total from investment operations	$0.01		$0.02	$0.13	$0.10		$0.17		$0.57
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.09)	$(0.13)	$(0.17)		$(0.20)		$(0.24)
Net asset value, end of period (x)	$6.03		$6.05	$6.12	$6.12		$6.19		$6.22
Total return (%) (r)(s)(x)	0.19	(n)	0.34	2.22	1.69		2.78		9.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	0.85	0.85		0.85		0.89
Expenses after expense reductions (f)	0.83	(a)	0.84	0.85	0.85		0.85		0.85
Net investment income	0.76	(a)	1.19	1.81	2.23		2.64		3.14
Portfolio turnover	14	(n)	29	34	27		26		28
Net assets at end of period (000 omitted)	$9,424		$8,528	$8,014	$8,109		$6,714		$5,757

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R4			2014	2013	2012	2011		2010

Net asset value, beginning of period	$6.06		$6.13	$6.13	$6.19	$6.23		$5.90
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	$0.13	$0.15	$0.18		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.05)	0.02	(0.02)	0.00	(w)	0.37
Total from investment operations	$0.02		$0.04	$0.15	$0.13	$0.18		$0.58
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.11)	$(0.15)	$(0.19)	$(0.22)		$(0.25)
Net asset value, end of period (x)	$6.04		$6.06	$6.13	$6.13	$6.19		$6.23
Total return (%) (r)(s)(x)	0.31	(n)	0.59	2.48	2.11	2.87		10.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.59	0.60	0.60	0.60		0.63
Expenses after expense reductions (f)	0.58	(a)	0.59	0.60	0.60	0.60		0.60
Net investment income	1.01	(a)	1.44	2.06	2.49	2.88		3.37
Portfolio turnover	14	(n)	29	34	27	26		28
Net assets at end of period (000 omitted)	$960		$923	$904	$839	$855		$691

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R5			2014	2013 (i)

Net asset value, beginning of period	$6.04		$6.11	$6.12
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.05)	0.00	(w)
Total from investment operations	$0.02		$0.04	$0.08
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.11)	$(0.09)
Net asset value, end of period (x)	$6.02		$6.04	$6.11
Total return (%) (r)(s)(x)	0.35	(n)	0.66	1.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.52	0.53	(a)
Expenses after expense reductions (f)	0.50	(a)	0.52	0.53	(a)
Net investment income	1.09	(a)	1.50	1.99	(a)
Portfolio turnover	14	(n)	29	34
Net assets at end of period (000 omitted)	$459,869		$442,446	$337,605

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class 529A			2014	2013	2012		2011		2010

Net asset value, beginning of period	$6.06		$6.13	$6.13	$6.19		$6.23		$5.90
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.08	$0.11	$0.14		$0.16		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.06)	0.03 (g)	(0.02)		0.00	(w)	0.37
Total from investment operations	$0.01		$0.02	$0.14	$0.12		$0.16		$0.57
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.09)	$(0.14)	$(0.18)		$(0.20)		$(0.24)
Net asset value, end of period (x)	$6.04		$6.06	$6.13	$6.13		$6.19		$6.23
Total return (%) (r)(s)(t)(x)	0.21	(n)	0.39	2.27	1.90		2.62		9.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.94	0.95	0.95		0.95		0.97
Expenses after expense reductions (f)	0.78	(a)	0.78	0.80	0.81		0.85		0.85
Net investment income	0.82	(a)	1.24	1.85	2.27		2.64		3.28
Portfolio turnover	14	(n)	29	34	27		26		28
Net assets at end of period (000 omitted)	$45,211		$41,642	$35,126	$28,311		$22,743		$16,907

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class 529B			2014	2013	2012		2011		2010

Net asset value, beginning of period	$6.04		$6.10	$6.10	$6.17		$6.20		$5.87
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.07	$0.09		$0.12		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.04)	0.02	(0.03	)(g)	0.00	(w)	0.36
Total from investment operations	$(0.01)		$(0.01)	$0.09	$0.06		$0.12		$0.52
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)	$(0.09)	$(0.13)		$(0.15)		$(0.19)
Net asset value, end of period (x)	$6.02		$6.04	$6.10	$6.10		$6.17		$6.20
Total return (%) (r)(s)(t)(x)	(0.17	)(n)	(0.21)	1.50	0.96		2.00		8.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.70	1.70		1.70		1.69
Expenses after expense reductions (f)	1.53	(a)	1.54	1.56	1.57		1.61		1.61
Net investment income	0.06	(a)	0.49	1.12	1.53		1.93		2.56
Portfolio turnover	14	(n)	29	34	27		26		28
Net assets at end of period (000 omitted)	$2,224		$1,912	$1,849	$1,915		$1,735		$2,008

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class 529C			2014	2013		2012		2011		2010

Net asset value, beginning of period	$6.06		$6.13	$6.12		$6.19		$6.23		$5.89
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.02	$0.06		$0.09		$0.11		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.05)	0.04	(g)	(0.04	)(g)	0.00	(w)	0.38
Total from investment operations	$(0.01)		$(0.03)	$0.10		$0.05		$0.11		$0.53
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.09)		$(0.12)		$(0.15)		$(0.19)
Net asset value, end of period (x)	$6.04		$6.06	$6.13		$6.12		$6.19		$6.23
Total return (%) (r)(s)(t)(x)	(0.21	)(n)	(0.46)	1.58		0.87		1.75		9.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69	1.70		1.70		1.70		1.72
Expenses after expense reductions (f)	1.62	(a)	1.63	1.65		1.66		1.70		1.70
Net investment income (loss)	(0.03	)(a)	0.40	1.01		1.43		1.79		2.43
Portfolio turnover	14	(n)	29	34		27		26		28
Net assets at end of period (000 omitted)	$25,934		$24,133	$22,880		$18,909		$16,254		$12,364

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

34

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

35

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such swap agreements. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$166,483,105	$—	$166,483,105
Non-U.S. Sovereign Debt	—	107,910,392	—	107,910,392
Municipal Bonds	—	7,131,094	—	7,131,094
U.S. Corporate Bonds	—	660,107,548	—	660,107,548
Residential Mortgage-Backed Securities	—	44,304,950	—	44,304,950
Commercial Mortgage-Backed Securities	—	13,741,569	—	13,741,569
Asset-Backed Securities (including CDOs)	—	167,291,197	—	167,291,197
Foreign Bonds	—	465,151,136	—	465,151,136
Mutual Funds	21,206,517	—	—	21,206,517
Total Investments	$21,206,517	$1,632,120,991	$—	$1,653,327,508

Other Financial Instruments
Swap Agreements	$—	$434,658	$—	$434,658

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

36

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Credit	Credit Default Swaps	$434,658

(a)	The value of cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. The current day variation margin for cleared swaps is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(18,467)	$—
Credit	—	87,454
Total	$(18,467)	$87,454

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(50,453)	$—
Credit	—	36,966
Total	$(50,453)	$36,966

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts,

37

Notes to Financial Statements (unaudited) – continued

cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap

38

Notes to Financial Statements (unaudited) – continued

agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment

39

Notes to Financial Statements (unaudited) – continued

obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At October 31, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll ransactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

40

Notes to Financial Statements (unaudited) – continued

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

41

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/14
Ordinary income (including any short-term capital gains)	$22,309,355

42

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/14
Cost of investments	$1,648,381,901
Gross appreciation	11,716,497
Gross depreciation	(6,770,890)
Net unrealized appreciation (depreciation)	$4,945,607

As of 4/30/14
Undistributed ordinary income	277,278
Capital loss carryforwards	(66,507,890)
Post-October capital loss deferral	(5,724,637)
Other temporary differences	(1,868,965)
Net unrealized appreciation (depreciation)	2,812,716

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/15	$(11,871,035)
4/30/16	(12,189,538)
4/30/17	(11,740,197)
4/30/18	(9,393,942)
4/30/19	(9,431,348)
Total	$(54,626,060)

Post-enactment losses which are characterized as follows:
Short-Term	$(586,793)
Long-Term	(11,295,037)
Total	$(11,881,830)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B

43

Notes to Financial Statements (unaudited) – continued

shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/14	Year ended 4/30/14
Class A	$3,057,911	$9,445,996
Class B	14,285	69,717
Class C	240,183	1,455,089
Class I	2,316,106	3,654,809
Class R1	1,118	4,554
Class R2	19,755	55,448
Class R3	47,860	123,605
Class R4	5,973	15,611
Class R5	3,155,361	6,748,763
Class 529A	229,989	565,430
Class 529B	3,228	14,446
Class 529C	29,180	155,887
Total	$9,120,949	$22,309,355

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2014, this management fee reduction amounted to $40,758, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $62,832 and $1,793 for the six months ended October 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

44

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$673,736
Class B	0.75%	0.25%	1.00%	0.90%	37,088
Class C	0.75%	0.25%	1.00%	1.00%	831,819
Class R1	0.75%	0.25%	1.00%	1.00%	3,928
Class R2	0.25%	0.25%	0.50%	0.40%	11,172
Class R3	—	0.25%	0.25%	0.25%	11,609
Class 529A	—	0.25%	0.25%	0.15%	53,287
Class 529B	0.75%	0.25%	1.00%	0.90%	9,908
Class 529C	0.75%	0.25%	1.00%	0.99%	123,425
Total Distribution and Service Fees					$1,755,972

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2014 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2014, this waiver amounted to $290,807 and is included in the reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2014, this waiver amounted to $4,484 for Class B and Class 529B shares, and is included in the reduction of total expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2014, this waiver amounted to $2,235 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2015. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2014, this rebate amounted to $4,584, $84, $572, $54, and $884, for Class A, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and

45

Notes to Financial Statements (unaudited) – continued

Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2014, were as follows:

Amount
Class A	$6,240
Class B	6,160
Class C	6,444
Class 529C	241

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2015, unless MFD elects to extend the waiver. For the six months ended October 31, 2014, this waiver amounted to $17,325 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2014, were as follows:

	Fee	Waiver
Class 529A	$21,315	$10,658
Class 529B	991	496
Class 529C	12,342	6,171
Total Program Manager Fees and Waivers	$34,648	$17,325

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2014, the fee was $176,504, which equated to 0.0217% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $511,484.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting

46

Notes to Financial Statements (unaudited) – continued

fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2014, these costs for the fund amounted to $167,720 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $98 and is included in independent Trustees’ compensation for the six months ended October 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $4,828 at October 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended October 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,019 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,631, which is included in the reduction of total expenses in the Statement of Operations.

47

Notes to Financial Statements (unaudited) – continued

Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO was terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$75,151,878	$2,453,901
Investments (non-U.S. Government securities)	$307,785,759	$219,403,087

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,651,271	$94,749,575	41,548,442	$252,133,623
Class B	127,552	769,654	810,918	4,903,890
Class C	2,213,877	13,385,722	8,203,472	49,746,958
Class I	46,142,463	278,005,758	44,840,651	270,634,378
Class R1	25,208	152,075	42,746	258,602
Class R2	106,479	644,273	297,206	1,802,164
Class R3	293,407	1,775,594	274,238	1,661,272
Class R4	11,440	69,245	65,231	395,741
Class R5	7,646,198	46,188,081	19,140,680	115,768,115
Class 529A	1,857,317	11,237,489	3,284,203	19,900,347
Class 529B	178,367	1,074,698	259,873	1,569,086
Class 529C	1,063,876	6,432,248	1,804,783	10,936,865
	75,317,455	$454,484,412	120,572,443	$729,711,041

48

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	421,799	$2,552,283	1,311,068	$7,949,650
Class B	2,100	12,673	10,171	61,530
Class C	33,843	204,560	202,301	1,226,321
Class I	118,094	710,941	268,883	1,623,429
Class R1	185	1,117	753	4,553
Class R2	2,399	14,512	7,405	44,901
Class R3	7,920	47,857	20,362	123,362
Class R4	987	5,973	2,403	14,583
Class R5	522,964	3,155,361	1,115,373	6,748,750
Class 529A	37,823	228,782	91,936	557,376
Class 529B	529	3,189	2,350	14,199
Class 529C	4,799	29,033	25,479	154,483
	1,153,442	$6,966,281	3,058,484	$18,523,137

Shares reacquired
Class A	(30,417,945)	$(184,123,216)	(42,856,982)	$(260,054,260)
Class B	(242,781)	(1,465,396)	(769,239)	(4,654,299)
Class C	(4,843,832)	(29,279,517)	(14,751,133)	(89,411,753)
Class I	(9,461,523)	(56,982,308)	(27,105,045)	(163,609,334)
Class R1	(16,542)	(99,716)	(26,509)	(160,509)
Class R2	(115,965)	(701,800)	(242,325)	(1,469,719)
Class R3	(148,326)	(896,633)	(194,789)	(1,181,292)
Class R4	(5,924)	(35,903)	(62,783)	(381,277)
Class R5	(5,047,436)	(30,452,792)	(2,286,052)	(13,831,757)
Class 529A	(1,282,481)	(7,758,973)	(2,234,937)	(13,548,688)
Class 529B	(125,889)	(758,939)	(248,344)	(1,500,563)
Class 529C	(757,021)	(4,579,742)	(1,581,181)	(9,585,770)
	(52,465,665)	$(317,134,935)	(92,359,319)	$(559,389,221)

Net change
Class A	(14,344,875)	$(86,821,358)	2,528	$29,013
Class B	(113,129)	(683,069)	51,850	311,121
Class C	(2,596,112)	(15,689,235)	(6,345,360)	(38,438,474)
Class I	36,799,034	221,734,391	18,004,489	108,648,473
Class R1	8,851	53,476	16,990	102,646
Class R2	(7,087)	(43,015)	62,286	377,346
Class R3	153,001	926,818	99,811	603,342
Class R4	6,503	39,315	4,851	29,047
Class R5	3,121,726	18,890,650	17,970,001	108,685,108
Class 529A	612,659	3,707,298	1,141,202	6,909,035
Class 529B	53,007	318,948	13,879	82,722
Class 529C	311,654	1,881,539	249,081	1,505,578
	24,005,232	$144,315,758	31,271,608	$188,844,957

49

Notes to Financial Statements (unaudited) – continued

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 18%, 6% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2014, the fund’s commitment fee and interest expense were $2,788 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,030,122	282,770,048	(294,593,653)	21,206,517

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,426	$21,206,517

50

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

51

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations

52

Board Review of Investment Advisory Agreement – continued

that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

53

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

54

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

55

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2014

MFS® MUNICIPAL LIMITED MATURITY FUND

MTL-SEM

MFS® MUNICIPAL LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy stands on much firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The U.S. Federal Reserve has ended its “QE3”

bond-purchasing program as the labor market has regained momentum amid other positive indicators. Improved consumer confidence and falling gasoline prices are expected to continue propelling demand for products and services heading into the end of the year.

In contrast, all other major economic regions continue to struggle. The eurozone economy is barely expanding, and deflation threatens the bloc. The European Central Bank has made several attempts to stimulate the region’s economy, but has so far held back from large-scale asset purchases, including government bonds.

Japan continues to try to strengthen its economy. After making early progress at ending deflation and stimulating growth last year, the country hit a setback last spring when the sales tax increase was introduced, causing the need for recent additional monetary stimulus. China continues to struggle, and its growth rate is projected to continue to slow as it transitions to a more sustainable economy.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

December 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
General Obligations – General Purpose	18.9%
Water & Sewer Utility Revenue	8.6%
Healthcare Revenue – Hospitals	8.4%
Universities – Colleges	7.9%
General Obligations – Schools	4.9%
Utilities – Investor Owned	4.6%
Airport Revenue	4.6%
Utilities – Municipal Owned	4.5%
State & Local Agencies	4.2%
Miscellaneous Revenue – Other	4.1%

Composition including fixed income credit quality (a)(i)
AAA	13.4%
AA	34.1%
A	34.7%
BBB	14.7%
BB	0.9%
B	1.0%
Not Rated	1.2%
Cash & Other (o)	0.0%

Portfolio facts (i)
Average Duration (d)	3.4
Average Effective Maturity (m)	4.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2014 through October 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.68%	$1,000.00	$1,014.21	$3.45
	Hypothetical (h)	0.68%	$1,000.00	$1,021.78	$3.47
B	Actual	1.44%	$1,000.00	$1,011.64	$7.30
	Hypothetical (h)	1.44%	$1,000.00	$1,017.95	$7.32
C	Actual	1.53%	$1,000.00	$1,011.11	$7.76
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
I	Actual	0.53%	$1,000.00	$1,016.22	$2.69
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.8%
Issuer	Shares/Par	Value ($)

Alabama - 1.4%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 6/01/15	$1,000,000	$1,021,509
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/18	2,335,000	2,656,646
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/17	1,815,000	1,955,064
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/18	1,000,000	1,091,730
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/19	1,615,000	1,782,298
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 9/01/15	230,000	239,124
Alabama Public School & College Authority, “A”, 5%, 5/01/15	2,000,000	2,046,580
Auburn University, General Fee Rev., “A”, 5%, 6/01/21	2,170,000	2,597,078
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 11/15/14	2,000,000	2,003,080
Birmingham, AL, Waterworks Board Water Rev., 3%, 7/01/15	3,730,000	3,793,410
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/34 (Put Date 3/20/17)	1,000,000	1,017,820
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/16	1,810,000	1,919,921

		$22,124,260
Alaska - 0.3%
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/21	$4,000,000	$4,724,680

Arizona - 1.4%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/17	$300,000	$325,587
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.9%, 2/01/48 (Put Date 2/05/20)	3,000,000	3,001,290
Chandler, AZ, 5%, 7/01/22	1,000,000	1,151,390
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “C”, 1.75%, 5/01/29 (Put Date 5/30/18)	5,000,000	5,048,500
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, 0.45%, 6/01/34 (Put Date 11/17/15)	2,105,000	2,105,211
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/21	1,260,000	1,555,596

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 10/01/20	$3,275,000	$3,709,069
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/16	400,000	425,500
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/17	375,000	409,871
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/18	525,000	586,278
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/27 (Put Date 6/01/18)	3,000,000	3,089,280
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 0.625%, 3/01/28 (Put Date 3/01/15)	1,250,000	1,250,825

		$22,658,397
Arkansas - 0.6%
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/21	$5,000,000	$6,058,900
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	3,250,000	3,265,730

		$9,324,630
California - 10.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 2%, 11/15/14	$1,150,000	$1,150,253
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/18	3,510,000	4,022,741
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/19	3,000,000	3,389,880
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/19	1,000,000	1,147,280
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/20	1,250,000	1,453,038
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.85%, 10/01/15	1,565,000	1,565,767
California Educational Facilities Authority Rev. (Pitzer College), 5%, 4/01/16	1,395,000	1,483,220
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/21	500,000	600,215
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/16	570,000	607,899
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/17	1,100,000	1,201,893
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/43 (Put Date 10/15/19)	2,750,000	3,225,640

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/43 (Put Date 10/15/20)	$2,400,000	$2,856,432
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	9,900,000	10,171,557
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 8/01/21	90,000	92,379
California Infrastructure & Economic Development Bank Rev., “A”, ETM, 4%, 2/01/15	1,260,000	1,271,731
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/18	650,000	726,011
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	147,628
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/23 (Put Date 12/01/17)	3,045,000	3,329,829
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 0.7%, 11/01/38 (Put Date 5/01/15)	5,000,000	5,004,650
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 4/01/25 (Put Date 4/01/15)	2,000,000	2,010,800
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/15	1,000,000	1,037,420
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/16	3,840,000	4,109,606
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	415,000	467,693
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	485,000	560,262
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 6/01/16	5,000,000	5,359,300
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 11/01/15	1,000,000	1,036,410
California State University Rev., “A”, 5%, 11/01/22	5,000,000	6,135,550
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/29 (Put Date 5/01/17)	1,500,000	1,662,405
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,640,000	1,681,525
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,105,000	1,131,608

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	$125,000	$125,423
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/18	3,500,000	3,525,095
Concord, CA, Redevelopment Agency (Successor Agency Tax Allocation), BAM, 4%, 3/01/16	1,270,000	1,328,496
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.472%, 3/01/34 (Put Date 12/12/15)	2,500,000	2,501,425
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 9/01/15	530,000	536,514
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 9/01/16	605,000	630,598
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/18	400,000	439,508
East Bay, CA, Municipal Utility District, Wastewater System Rev., “A”, FRN, 0.37%, 6/01/38 (Put Date 7/08/15)	1,060,000	1,060,138
Hollister, CA, Redevelopment Agency Successor (Hollister Community Development Project), BAM, 5%, 10/01/22	350,000	419,626
Hollister, CA, Redevelopment Agency Successor (Hollister Community Development Project), BAM, 5%, 10/01/23	1,290,000	1,555,172
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/19	475,000	547,029
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/20	550,000	640,904
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/16	555,000	571,789
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/17	575,000	598,937
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/18	235,000	254,775
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/19	565,000	621,658
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/21	310,000	358,834
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/20	930,000	1,081,888
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/18	500,000	571,625
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	1,865,000	2,239,809
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	1,865,000	2,245,124
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	340,000	346,429
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	845,000	858,021
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/20	5,000,000	6,001,050
Los Angeles, CA, Community College District, “E”, AGM, 5%, 8/01/22	1,000,000	1,078,350

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/19	$450,000	$522,086
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/21	1,100,000	1,297,912
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/22	575,000	681,927
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/19	1,000,000	1,180,500
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/15	1,105,000	1,113,542
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/17	350,000	379,698
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/18	2,450,000	2,464,602
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/18	310,000	345,241
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/19	2,575,000	2,589,343
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/20	2,705,000	2,718,633
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 5/01/15	3,170,000	3,167,686
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/20	1,200,000	1,430,340
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/21	1,000,000	1,203,130
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/17	1,140,000	1,202,301
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/18	1,210,000	1,329,996
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/19	1,300,000	1,439,750
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/20	1,750,000	2,092,020
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/20	750,000	887,918
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/21	1,200,000	1,431,708
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/22	1,500,000	1,794,960
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	1,100,000	1,322,288
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/20	500,000	585,950
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 7/01/15	400,000	407,492
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,820,000	3,869,049

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/45 (Put Date 8/01/17)	$2,500,000	$2,522,050
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	3,090,000	3,147,938
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,163,850
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment), 5%, 8/01/17	300,000	330,963
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment) , 4%, 8/01/15	420,000	430,382
San Jose, CA, Airport Rev., “A”, 5%, 3/01/22	1,285,000	1,499,634
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/20	1,000,000	1,182,340
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 4%, 9/01/16	820,000	873,070
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/17	575,000	642,425
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/18	600,000	688,314
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/19	625,000	732,100
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/20	985,000	1,169,244
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/21	1,350,000	1,612,751
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 7/01/37 (Put Date 10/01/16)	4,000,000	4,211,880
State of California, 5%, 4/01/17	7,000,000	7,746,900
University of California, “AK”, 5%, 5/15/48 (Put Date 5/15/23)	5,000,000	6,170,650

		$168,361,402
Colorado - 0.8%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/28	$2,570,000	$2,819,573
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/15	215,000	216,086
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/18	100,000	105,882
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/19	155,000	170,959
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/17	175,000	175,408
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/22	1,460,000	1,456,014
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/18	300,000	318,132

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/20	$310,000	$330,218
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/22	545,000	567,400
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 6/01/39 (Put Date 12/01/14)	1,000,000	1,003,510
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 1/01/15	500,000	501,620
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/16	1,000,000	1,092,590
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/17	1,250,000	1,373,363
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/18	300,000	346,998
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/19	445,000	521,803
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/21	1,500,000	1,798,140

		$12,797,696
Connecticut - 0.1%
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 5/01/31 (Put Date 4/01/15)	$2,000,000	$2,009,220

Florida - 5.0%
Broward County, FL, Airport System Rev., “Q-1”, 3%, 10/01/15	$550,000	$563,723
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/15	1,000,000	1,043,030
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/16	150,000	159,974
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/16	850,000	922,616
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/17	250,000	273,308
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/17	700,000	785,344
Citizens Property Insurance Corp., FL, “A-1”, 5%, 6/01/15	5,000,000	5,135,700
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 4/01/39 (Put Date 6/02/15)	2,500,000	2,508,575
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	4,000,000	4,627,880
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,435,000	1,680,729
Florida Department Management Services Rev. “A”, AGM, 5.25%, 9/01/15	1,875,000	1,953,375
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/21	1,300,000	1,488,747
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/22	600,000	692,922

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/19	$275,000	$231,844
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/23	215,000	141,805
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/24	150,000	93,117
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/19	2,365,000	2,768,469
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/20	1,330,000	1,557,643
Florida State Board of Education, Lottery Rev., “A” , 5%, 7/01/18	14,780,000	16,936,845
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/16	200,000	213,894
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/17	125,000	136,509
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/18	100,000	110,479
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/19	150,000	173,991
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/20	300,000	349,386
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/21	200,000	234,290
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	5,165,000	5,174,400
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/23	400,000	466,640
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/24	400,000	466,948
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/18	2,000,000	2,294,880
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/19	1,875,000	2,182,294
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/20	1,750,000	2,059,155
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	380,000	418,836
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/17	1,500,000	1,667,715
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/18	1,600,000	1,748,544
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/20	1,730,000	2,002,890
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/21	1,825,000	2,120,979
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/22	1,810,000	2,101,609

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/20	$600,000	$691,308
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/21	1,200,000	1,375,752
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/15	1,135,000	1,163,534
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/16	1,030,000	1,080,274
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/15	400,000	410,860
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/16	390,000	410,888
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/17	870,000	929,552
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/21	290,000	321,358
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 4%, 7/01/16	265,000	277,659
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/19	500,000	565,875
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/18	200,000	223,368
Tampa, FL, Solid Waste System Rev., 5%, 10/01/21	1,000,000	1,165,910
Tampa, FL, Solid Waste System Rev., “A”, 5%, 10/01/20	3,000,000	3,484,380

		$79,589,803
Georgia - 2.5%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/18	$2,000,000	$2,259,880
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/18	700,000	792,127
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/20	400,000	472,248
Atlanta, GA, Water & Wastewater Rev., “A”, NATL, 5.5%, 11/01/14	1,185,000	1,185,000
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle), 5th Series, 1.8%, 10/01/32 (Put Date 4/03/18)	2,500,000	2,530,675
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/21	1,000,000	1,194,720
Fulton County, GA, “A”, 3%, 7/01/17	2,515,000	2,653,954
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/19	5,000,000	5,858,200
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/21	5,030,000	5,999,382
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/15	190,000	192,939

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/16	$1,340,000	$1,413,767
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 9/15/16	1,045,000	1,121,860
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	8,135,000	9,548,131
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/20	500,000	588,945
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/21	1,750,000	2,050,073
Gwinnett County, GA, School District, 5%, 2/01/21	790,000	953,032
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), 2%, 7/01/25 (Put Date 6/13/19)	1,035,000	1,049,086

		$39,864,019
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	$955,000	$1,039,365
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	1,080,000	1,208,174
Guam International Airport Authority Rev., “C”, 4%, 10/01/15	500,000	513,805
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	272,649
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	420,000	460,379
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,500,000	1,771,905

		$5,266,277
Hawaii - 0.7%
State of Hawaii, “EE”, 5%, 11/01/20	$9,000,000	$10,803,510

Illinois - 6.6%
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/19	$5,375,000	$5,412,625
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/20	5,640,000	5,679,649
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 1/01/15	11,850,000	11,919,560
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 1/01/16	7,460,000	7,757,803
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/21	3,375,000	3,829,984
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/22	1,500,000	1,684,650
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 3/01/30 (Put Date 3/01/16)	500,000	518,080
Illinois Educational Facilities Authority Rev. (University of Chicago), “B-1”, 1.1%, 7/01/36 (Put Date 2/15/18)	2,000,000	1,989,940
Illinois Finance Authority Rev., 5%, 7/01/17	930,000	1,032,161

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 11/01/14	$1,820,000	$1,820,000
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 10/01/20	3,335,000	3,885,575
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.4%, 5/15/15	300,000	301,461
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 5/15/16	375,000	380,348
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/17	940,000	960,266
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/18	1,405,000	1,440,884
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/23	1,000,000	1,006,460
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 4/01/16	1,000,000	1,042,350
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/17	2,000,000	2,090,120
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 11/15/15 (Prerefunded 11/15/14)	500,000	500,810
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, ETM, 5%, 11/15/14	500,000	500,675
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 5/15/15	2,195,000	2,236,925
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 5/15/24	5,000,000	5,328,900
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 4/01/15	1,000,000	1,014,570
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/19	570,000	634,490
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/21	1,315,000	1,541,206
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 3/01/15	900,000	913,131
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/17	70,000	78,141
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/17	2,165,000	2,369,181
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/18	1,200,000	1,348,716
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/19	1,000,000	1,150,940
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	355,000	416,820
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	7,190,000	7,777,279

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/18	$6,000,000	$6,885,420
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, 0%, 1/01/21	7,445,000	6,308,149
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/18	7,090,000	6,636,240
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/15	410,000	414,654
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/16	400,000	408,268
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/18	620,000	635,178
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/20	500,000	530,480
State of Illinois, AGM, 5%, 1/01/15	2,000,000	2,014,960
State of Illinois, AGM, 5%, 1/01/16	2,750,000	2,884,200
Will County, IL, Forest Preservation District, 5%, 12/15/19	1,250,000	1,467,825

		$106,749,074
Indiana - 2.5%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/16	$270,000	$291,767
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/17	1,350,000	1,490,940
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/21	1,000,000	1,197,550
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 1/01/16	1,000,000	1,052,120
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/22	1,000,000	1,164,570
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	6,195,000	6,666,811
Indiana Finance Authority Rev., “A”, 5%, 2/01/17	3,700,000	4,066,707
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/19	335,000	390,938
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/22	5,000,000	5,106,700
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/27 (Put Date 8/01/17)	1,580,000	1,633,878
Indiana University Rev., “A”, 5%, 6/01/20	1,000,000	1,192,320
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/18	515,000	547,337
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/19	525,000	538,088
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/20	1,690,000	1,896,890

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Rockport, IN, Pollution Control Rev. (Indiana Michigan Power Company Project), “A”, 1.75%, 6/01/25 (Put Date 6/01/18)	$2,000,000	$2,015,920
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/19	3,000,000	3,191,730
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 10/01/16	1,000,000	1,065,110
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/24	1,500,000	1,691,685
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc.), 1.85%, 6/01/44 (Put Date 10/01/19)	5,000,000	5,033,100

		$40,234,161
Iowa - 0.5%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/17	$3,000,000	$3,319,500
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	3,905,000	4,234,113

		$7,553,613
Kansas - 0.5%
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 10/01/16	$3,650,000	$3,902,069
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	4,065,000	2,846,110
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/19	1,000,000	1,169,830

		$7,918,009
Kentucky - 1.4%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/18	$1,000,000	$1,125,310
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/16	2,000,000	2,130,320
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/20	5,000,000	5,916,450
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 7/01/17	4,465,000	4,940,523
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/16	4,000,000	4,306,760
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/33 (Put Date 6/01/17)	2,000,000	1,998,480
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/33 (Put Date 4/03/17)	2,700,000	2,737,800

		$23,155,643

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - 1.6%
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 1/01/19 (Put Date 1/02/15)	$2,500,000	$2,505,250
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/18	2,525,000	2,886,353
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 11/01/15	2,000,000	2,049,600
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	335,000	396,349
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	420,000	501,900
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	250,000	300,823
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/23	2,160,000	2,543,357
New Orleans, LA, 5%, 12/01/19	4,000,000	4,481,640
New Orleans, LA, Sewerage Service Rev., 4%, 6/01/16	1,000,000	1,054,420
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/17	500,000	549,990
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/18	500,000	563,805
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/19	500,000	573,705
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/20	550,000	640,057
New Orleans, LA, Water Rev., 5%, 12/01/17	1,000,000	1,120,390
New Orleans, LA, Water Rev., 5%, 12/01/18	400,000	456,972
New Orleans, LA, Water Rev., 5%, 12/01/19	700,000	813,274
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	4,335,000	4,699,964

		$26,137,849
Maine - 0.9%
Portland, ME, General Airport Rev., 4%, 7/01/18	$440,000	$476,040
Portland, ME, General Airport Rev., 4%, 7/01/20	200,000	218,484
Portland, ME, General Airport Rev., 5%, 7/01/22	300,000	345,408
State of Maine, “B”, 5%, 6/01/20	10,605,000	12,694,821

		$13,734,753
Maryland - 2.3%
Maryland Department of Housing & Community Development, “A”, 3.875%, 9/01/16	$1,575,000	$1,671,894
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/36	4,250,000	4,664,715
State of Maryland, “B”, 5%, 3/15/17	10,000,000	11,059,900
State of Maryland, “B”, 4.5%, 8/01/17	10,000,000	11,063,600
State of Maryland, “C”, 4%, 11/01/15	1,000,000	1,037,930
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,221,610
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	5,500,000	6,669,795

		$37,389,444

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - 4.5%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/15	$1,750,000	$1,784,545
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/17	1,770,000	1,925,034
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 3/01/16	1,000,000	1,015,680
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 3/01/22 (Prerefunded 3/01/15)	2,500,000	2,539,625
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 9/01/22 (Prerefunded 9/01/15)	5,000,000	5,198,350
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 0.48%, 1/01/18	1,500,000	1,512,345
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	6,185,000	7,483,603
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/17	1,000,000	1,089,790
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/19	5,000,000	5,776,650
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 7/01/35 (Put Date 1/14/16)	2,000,000	2,062,480
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/18	1,485,000	1,683,366
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/19	1,605,000	1,828,223
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2/15/36 (Put Date 2/16/16)	3,000,000	3,101,100
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/17	1,160,000	1,215,007
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	220,000	265,221
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/17	2,800,000	3,062,612
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/19	1,235,000	1,369,553
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/20	4,400,000	4,929,804
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 7/01/39 (Put Date 7/01/15)	1,000,000	1,030,080
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/16	1,115,000	1,187,285
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 7/01/18	180,000	180,418

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 8/15/22	$8,405,000	$10,266,792
Massachusetts Water Resources Authority, “A”, 4%, 8/01/17	5,855,000	6,399,983
State of Massachusetts, “C”, 5.25%, 8/01/22 (Prerefunded 8/01/17)	4,085,000	4,602,570

		$71,510,116
Michigan - 4.7%
Central Michigan University Rev., 5%, 10/01/17	$1,760,000	$1,976,744
Detroit, MI, (Financial Recovery Bonds), FRN, 3.5%, 10/07/16	345,000	345,000
Detroit, MI, District Aid, 5%, 11/01/14	3,000,000	3,000,000
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/22	3,000,000	3,201,030
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	3,735,000	3,977,738
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	730,000	763,646
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	95,000	99,109
Michigan Finance Authority Rev. (City of Detroit), 2.85%, 8/20/15	1,610,000	1,620,352
Michigan Finance Authority Rev. (School District of the City of Detroit), 5.5%, 6/01/21	1,850,000	2,145,038
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 1/01/16	4,600,000	4,851,942
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/20	9,000,000	10,512,720
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/22	5,000,000	5,366,150
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-6”, 5%, 7/01/16	3,500,000	3,718,505
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/19	1,000,000	1,116,190
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/20	1,500,000	1,687,320
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/21	1,000,000	1,126,880
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/20	1,500,000	1,723,875
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/21	3,500,000	4,012,505

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Michigan Hospital Finance Authority Rev. (Ascension Health Senior Credit Group), “F-3”, 1.4%, 11/15/47 (Put Date 6/29/18)	$6,000,000	$6,066,360
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 11/15/14	2,000,000	2,002,180
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 10/15/18	5,045,000	5,050,449
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,000,000	1,177,090
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	3,720,000	4,116,924
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/21	2,460,000	2,892,370
State of Michigan, 5%, 11/15/18	1,000,000	1,155,810
State of Michigan, 5%, 11/15/19	1,000,000	1,180,580
Western Michigan University Rev., ASSD GTY, 5.25%, 11/15/14	1,000,000	1,001,670

		$75,888,177
Minnesota - 2.5%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/20	$1,750,000	$2,031,995
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/21	2,000,000	2,340,780
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/22	1,505,000	1,771,641
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/19	9,215,000	10,757,499
State of Minnesota, “B”, 5%, 8/01/21	5,000,000	6,081,800
State of Minnesota, “H”, 5%, 11/01/16	3,000,000	3,273,090
State of Minnesota, “H”, 5%, 11/01/17	2,600,000	2,934,230
State of Minnesota, Trunk Highway Bonds, General Obligation, “B”, 5%, 8/01/15	10,000,000	10,358,800

		$39,549,835
Mississippi - 0.4%
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 3/01/15	$1,490,000	$1,513,408
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 6/01/15	2,330,000	2,381,423
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 8/01/15	1,000,000	1,024,250
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	1,685,000	1,992,428

		$6,911,509

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Missouri - 1.2%
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/17	$2,000,000	$2,026,240
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 3%, 10/01/16	315,000	328,932
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/17	650,000	702,390
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/18	675,000	739,584
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 2%, 10/01/15	200,000	202,908
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/20	535,000	586,280
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/21	565,000	650,332
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/22	550,000	635,388
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 3%, 5/01/16	360,000	371,700
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/17	400,000	438,404
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/18	400,000	445,680
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/19	450,000	509,958
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 5/01/15	3,000,000	3,071,520
Missouri Housing Development Commision, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,435,000	1,585,474
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	80,000	83,860
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/18	1,500,000	1,517,220
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/19	5,000,000	5,898,800

		$19,794,670
Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$2,345,000	$2,669,173
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/20	1,710,000	1,935,293

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nebraska - continued
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/21	$2,000,000	$2,267,460
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	1,605,000	1,688,428
Nebraska Public Power District Rev., “C”, 5%, 1/01/18	5,935,000	6,252,226

		$14,812,580
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/17	$2,845,000	$3,155,475
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/26 (Put Date 6/01/18)	1,950,000	2,166,138
Nevada Unemployment Compensation Rev., 5%, 12/01/17	2,500,000	2,822,075

		$8,143,688
New Hampshire - 0.1%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 7/01/27 (Put Date 7/01/15)	$1,960,000	$2,000,396

New Jersey - 3.2%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/20	$1,000,000	$1,120,520
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/21	2,465,000	2,747,415
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/24	1,000,000	1,127,320
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 0.55%, 6/01/15	1,085,000	1,085,499
New Jersey Economic Development Authority Rev., 5%, 6/15/18	4,000,000	4,508,320
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/20	500,000	580,985
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/21	300,000	345,678
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/21	425,000	491,168
New Jersey Economic Development Authority Rev., Cigarette Tax, ETM, 5.375%, 6/15/15	2,730,000	2,817,606
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,135,000	1,200,512
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,710,000	1,940,269
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 7/01/16	1,000,000	1,061,240
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 4%, 7/01/15	935,000	955,635

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/16	$865,000	$926,259
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/17	700,000	773,773
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	11,960,000	11,867,310
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	21,795,000	5,324,083
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	290,000	68,663
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/18	2,500,000	2,832,600
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/17	775,000	829,591
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/18	2,250,000	2,447,370
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/19	3,580,000	4,095,842
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 1/01/15	2,420,000	2,434,157

		$51,581,815
New Mexico - 1.7%
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 6/01/32 (Put Date 9/01/17)	$2,500,000	$2,543,875
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/40 (Put Date 6/01/17)	2,000,000	2,130,460
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 4/01/29 (Put Date 4/01/15)	2,400,000	2,424,144
New Mexico Educational Assistance Foundation, “A-1”, 5%, 12/01/19	2,000,000	2,298,420
New Mexico Educational Assistance Foundation, “A-1”, 4%, 12/01/20	1,500,000	1,662,570
New Mexico Educational Assistance Foundation, “B”, 4%, 9/01/15	3,000,000	3,091,590
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/18	2,000,000	2,295,300
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	9,315,000	10,717,094

		$27,163,453
New York - 6.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 7/15/15	$1,075,000	$1,102,778

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/22	$1,140,000	$1,332,797
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/17	430,000	457,404
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/18	800,000	875,056
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/20	1,000,000	1,163,710
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 7/01/15	500,000	512,040
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/17	2,000,000	2,252,460
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 8/15/22	1,000,000	1,003,720
New York Dormitory Authority Rev. (Fordham University), 4%, 7/01/15	1,000,000	1,023,940
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/18	2,000,000	2,134,840
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/18	1,000,000	1,135,110
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/15	2,000,000	2,045,280
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/16	1,000,000	1,065,890
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/17	1,500,000	1,644,795
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/15	1,495,000	1,540,269
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, ETM, 5%, 7/01/15	5,000	5,158
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 3/15/15	2,500,000	2,511,350
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 5/15/32 (Put Date 7/01/16)	1,130,000	1,204,026
New York Environmental Facilities Corp. Rev., 5%, 11/15/20	2,820,000	3,399,425
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/20	3,395,000	4,058,892
New York Environmental Facilities Corp. Rev., ETM, 5%, 11/15/20	5,000	6,053

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	$1,170,000	$1,174,189
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,040,000	1,044,222
New York Housing Finance Agency Rev., “E”, 1.1%, 11/01/16	3,000,000	3,033,180
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/16	5,500,000	6,015,570
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	2,675,000	3,096,339
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/19	1,350,000	1,571,373
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	4,525,000	4,842,746
New York Utility Debt Securitization Authority Rev., “TE”, 5%, 12/15/18	220,000	240,959
New York, NY, “B”, 5%, 8/01/17	7,120,000	7,951,118
New York, NY, “C”, 5%, 8/01/17	1,000,000	1,116,730
New York, NY, “J-4”, FRN, 0.6%, 8/01/25	1,035,000	1,035,435
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/18	3,250,000	3,695,348
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/19	1,250,000	1,447,825
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 11/01/14	515,000	515,000
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 11/01/14	485,000	485,000
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 11/01/16	4,000,000	4,373,360
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	2,240,000	2,244,346
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,085,000	2,094,237
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/18	3,555,000	3,897,631
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/19	2,205,000	2,496,281
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 4/01/36 (Put Date 7/01/15)	2,000,000	2,024,080
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/36 (Put Date 8/01/17)	5,000,000	5,045,800
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/17	200,000	216,526
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/18	250,000	276,488

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/19	$250,000	$268,638
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,460,000	1,593,678
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,440,000	1,615,694
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	825,000	948,866
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,410,000	1,648,643
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 10/01/16	1,000,000	1,084,030
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 3/01/17	500,000	505,435
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 7/01/16	3,000,000	3,092,250
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 1/01/15	250,000	250,103
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 1/01/16	450,000	450,558

		$101,866,671
North Carolina - 1.3%
Durham County, NC, 5%, 4/01/19	$1,000,000	$1,167,260
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.79%, 12/01/33 (Put Date 12/01/17)	2,900,000	2,889,560
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 1/01/16	2,050,000	2,110,660
North Carolina Public Improvement, “A”, 5%, 5/01/16	8,505,000	9,098,394
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/20	500,000	595,425
State of North Carolina, “A”, 5%, 3/01/17	3,500,000	3,865,750
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/20	500,000	591,670

		$20,318,719
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 7/01/17	$1,335,000	$1,385,503
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 7/01/18	1,180,000	1,226,457

		$2,611,960
Ohio - 2.0%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/17	$1,260,000	$1,379,801
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	3,775,000	3,145,141

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/17	$1,000,000	$1,085,910
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/18	335,000	348,330
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/19	345,000	356,982
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 11/15/19	300,000	310,059
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 5/15/20	360,000	386,561
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 11/15/20	365,000	391,441
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/21	375,000	418,703
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/21	385,000	426,942
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/22	405,000	445,140
Columbus, OH, 5%, 7/01/22	2,350,000	2,861,102
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 8/01/29 (Put Date 9/15/16)	1,500,000	1,525,545
Ohio Higher Education, “B”, 5%, 8/01/16	5,275,000	5,696,947
Ohio Higher Education, “C”, 5%, 8/01/21	8,000,000	9,668,400
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 1/15/16 (Prerefunded 1/15/15)	620,000	625,927
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 1/15/17 (Prerefunded 1/15/15)	620,000	626,169
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/20	2,000,000	2,419,700

		$32,118,800
Oklahoma - 0.2%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/17	$2,500,000	$2,601,775
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/22	1,000,000	1,151,130

		$3,752,905
Oregon - 0.9%
Lake Oswego, OR , 4%, 6/01/19	$1,195,000	$1,342,857
Lake Oswego, OR , 4%, 6/01/20	1,830,000	2,079,978
Lake Oswego, OR , 4%, 6/01/21	2,330,000	2,661,885
Oregon Health & Science University Rev., “A”, 5%, 7/01/18	785,000	890,457

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/18	$5,000,000	$5,681,750
Washington County, OR, School District, AGM, 5.25%, 6/15/18	1,000,000	1,151,120

		$13,808,047
Pennsylvania - 4.6%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 9/01/16	$475,000	$502,645
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.881%, 2/01/21	2,150,000	2,149,291
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/33 (Put Date 5/01/18)	2,000,000	2,220,140
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 11/01/15	1,000,000	1,047,400
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/17	1,000,000	1,113,290
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/18	1,000,000	1,134,200
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/19	500,000	575,020
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 7/01/17	1,465,000	1,607,383
Cambria County, PA, BAM, 4%, 8/01/19	2,345,000	2,560,435
Cambria County, PA, BAM, 5%, 8/01/20	1,555,000	1,783,072
Clairton, PA, Municipal Authority, “B”, 2%, 12/01/14	435,000	435,552
Clairton, PA, Municipal Authority, “B”, 4%, 12/01/15	375,000	388,316
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), “C-1, 1.05%, 5/01/16	2,500,000	2,501,475
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/17	2,000,000	2,180,660
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/18	3,200,000	3,571,584
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/19	1,500,000	1,703,085
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/26	1,400,000	1,435,070
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/17	425,000	452,583
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/19	445,000	500,821
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/20	500,000	564,560

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 6/01/17	$1,500,000	$1,612,785
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/18	1,795,000	1,868,487
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 8/01/16	250,000	265,175
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/17	425,000	473,501
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/18	305,000	348,932
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/19	250,000	291,248
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 1/01/18	1,230,000	1,374,291
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	2,575,000	2,853,100
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/21	1,295,000	1,043,977
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/22	1,345,000	1,031,884
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/23	1,060,000	777,203
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 7/01/16	3,195,000	3,379,831
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/23	1,225,000	1,402,025
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 12/01/33 (Put Date 12/01/15)	2,000,000	2,026,900
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 12/01/38 (Put Date 9/01/15)	3,000,000	3,044,760
Pennsylvania Economic Development Financing Authority Rev. (Republic Services, Inc.), “B”, 0.3%, 12/01/30 (Put Date 1/02/15)	1,810,000	1,810,000
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	755,000	766,317
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/17	1,000,000	1,115,590
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	1,770,000	1,862,500
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	1,060,000	1,092,171
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/18	265,000	276,043
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/19	1,325,000	1,506,764

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/17	$1,000,000	$1,101,210
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/17	825,000	872,850
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/18	1,005,000	1,076,224
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 4/01/15	500,000	505,795
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/16	350,000	367,997
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/17	500,000	537,670
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 7/01/16	2,000,000	2,148,880
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 6/15/16	1,265,000	1,355,157
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 4/15/15	1,000,000	1,012,030
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 4/15/15	730,000	745,257
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/16	375,000	402,915
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/22	1,510,000	1,812,242
Pittsburgh, PA, “N”, AGM, 5.25%, 9/01/15	1,000,000	1,041,290
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/18	1,330,000	1,466,631

		$73,096,214
Puerto Rico - 0.4%
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	$215,000	$223,574
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	465,000	476,406
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	335,000	315,081
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,430,000	1,329,214
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	110,000	113,486
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	90,000	93,571
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	40,000	40,568
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	40,000	39,366
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	100,000	100,968

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	$165,000	$167,653
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/16	1,365,000	1,357,329
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	340,000	336,277
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	220,000	216,414
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	110,000	101,738
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	380,000	366,172
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	295,000	280,427
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/22	1,450,000	1,378,660

		$6,936,904
Rhode Island - 1.4%
Providence, RI, “A”, 4%, 7/15/16	$750,000	$791,610
Providence, RI, “A”, 5%, 7/15/17	1,385,000	1,528,389
Providence, RI, “A”, 4%, 7/15/19	400,000	439,056
Providence, RI, “A”, 5%, 1/15/20	1,625,000	1,870,408
Providence, RI, “A”, 5%, 1/15/21	1,000,000	1,148,790
Rhode Island Health & Educational Building Corp Rev., “A”, 5%, 5/15/19	2,000,000	2,253,860
Rhode Island Health & Educational Building Corp. Rev, “A”, 5%, 5/15/21	2,240,000	2,560,835
Rhode Island Student Loan Program Authority Rev., “A”, 3%, 12/01/14	750,000	751,350
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 12/01/15	500,000	516,825

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/16	$500,000	$539,625
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/18	3,200,000	3,193,152
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/19	4,590,000	4,570,447
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/20	2,000,000	2,218,160

		$22,382,507
South Carolina - 0.9%
Beaufort County, SC, School District, “B”, 5%, 3/01/17	$2,500,000	$2,753,275
Berkeley County, SC, School District Rev., 5%, 12/01/18	630,000	722,969
Berkeley County, SC, School District Rev., 5%, 12/01/17	500,000	561,975
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	3,095,000	3,797,905
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/18	750,000	842,700
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,545,000	4,845,379
Richland County, SC, School District No. 1, 4%, 3/01/19	1,270,000	1,426,172

		$14,950,375
Tennessee - 2.1%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/18	$5,120,000	$5,774,387
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/18	1,000,000	1,110,560
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/19	920,000	1,043,639
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/21	720,000	858,650
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/22	1,680,000	2,021,813
Memphis, TN, Electric System Rev., 5%, 12/01/14	1,500,000	1,505,670
Memphis, TN, Electric System Rev., 3%, 12/01/19	750,000	810,465
Memphis, TN, Electric System Rev., 4%, 12/01/20	350,000	397,985
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/17	4,000,000	4,356,640
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/21	7,500,000	9,017,925
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,970,000	2,050,849
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 7/01/15	1,500,000	1,537,020
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 1/01/17	1,000,000	1,094,990

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/18	$1,100,000	$1,254,902
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,000,000	1,142,730

		$33,978,225
Texas - 6.2%
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/19	$1,275,000	$1,485,694
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,000,000	1,060,360
Austin, TX, Public Improvement Rev., 5%, 9/01/22	5,000,000	6,105,300
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2/15/20	1,000,000	803,900
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/21	6,595,000	7,933,389
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/16	750,000	783,660
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/17	450,000	485,073
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	2,800,000	2,784,572
Conroe, TX, Independent School District, School Building, PSF, 5%, 2/15/16	750,000	795,120
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/17	2,000,000	2,140,720
Dallas Fort Worth, TX, International Airport Rev., “F”, 5%, 11/01/14	600,000	600,000
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/15	300,000	310,890
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/18	5,415,000	6,003,827
Dallas, TX, Independent School District, PSF, 4%, 2/15/15	2,000,000	2,021,540
Dallas, TX, Independent School District, PSF, 5%, 2/15/15	2,500,000	2,533,875
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/18	795,000	911,165
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 10/01/17	1,000,000	1,065,140
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/20	650,000	699,946
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/23	525,000	580,524
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 8/15/21	2,865,000	2,183,331
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/20	2,940,000	3,483,165

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Grand Parkway Transportation Corp, TX, System Subordinate Tier Toll Rev., Refunding & Anticipation Notes, “A”, 3%, 12/15/16	$6,000,000	$6,312,000
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/16	360,000	378,407
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/17	400,000	430,352
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/18	430,000	470,983
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/16	750,000	811,808
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/18	470,000	537,031
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/19	600,000	682,284
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 11/15/14	1,000,000	1,001,620
Houston, TX, Airport System Rev., “B”, 5%, 7/01/20	1,000,000	1,179,570
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/16	1,020,000	1,094,695
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	240,000	254,738
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/19	840,000	935,920
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/20	880,000	987,888
Houston, TX, Independent School District, AGM, 5%, 7/15/15	1,120,000	1,157,050
Klein, TX, Independent School District, “A”, PSF, 5%, 8/01/21	1,000,000	1,149,200
Leander, TX, Independent School District, School Refunding, “A”, PSF, 5%, 8/15/16	6,145,000	6,648,644
Lone Star College System, TX, “A”, 5%, 8/15/18	4,250,000	4,870,118
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 7/01/30 (Put Date 10/18/16)	5,605,000	5,670,803
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 0.3%, 1/01/20 (Put Date 1/02/15)	1,800,000	1,800,036
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/18	100,000	108,026
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/19	300,000	326,235

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/21	$400,000	$433,824
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/24	1,000,000	1,103,470
Plano, TX, Independent School District, “A”, 5%, 2/15/17	1,000,000	1,095,080
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/19	1,250,000	1,361,625
Tarrant County, TX, 5%, 7/15/18	2,770,000	3,171,927
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 11/15/16	500,000	530,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/18	500,000	571,355
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/22	1,160,000	1,379,124
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	850,000	956,216
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/19	500,000	549,450
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/19	5,000,000	5,785,800
University of Texas, Permanent University Fund, “C”, 5%, 7/01/21	1,000,000	1,072,370

		$99,589,320
U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	$3,625,000	$4,121,589
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	3,595,000	4,104,591
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, 3%, 10/01/15	1,750,000	1,786,908

		$10,013,088
Utah - 0.7%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$750,000	$851,048
State of Utah, “C”, 5%, 7/01/15	3,000,000	3,095,280
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 4/01/18	1,090,000	1,111,517
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/17	5,000,000	5,623,400

		$10,681,245

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - 3.3%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/18	$500,000	$576,790
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/18	6,825,000	7,763,915
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	2,175,000	2,588,816
Fairfax County, VA, Public Improvement Rev., “A”, 4%, 10/01/16	21,060,000	22,514,404
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 11/01/35 (Put Date 12/01/14)	2,000,000	2,000,980
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/21	1,375,000	1,637,996
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/22	5,370,000	6,470,206
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 1/01/15	230,000	231,562
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 7/01/15	295,000	302,104
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/16	1,250,000	1,350,675
Virginia Public School Authority, “C”, 5%, 8/01/18	1,000,000	1,148,800
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/19 (Prerefunded 10/01/17)	1,980,000	2,234,846
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/19	990,000	1,058,577
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 1.875%, 5/01/33 (Put Date 5/16/19)	2,300,000	2,347,794

		$52,227,465
Washington - 5.3%
Energy Northwest, WA, Wind Project Rev., 4%, 7/01/15	$1,000,000	$1,024,010
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/18	1,400,000	1,590,764
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/19	2,025,000	2,352,422
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/20	2,230,000	2,626,472
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/21	2,455,000	2,918,504
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/22	2,000,000	2,395,640
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/23	1,500,000	1,813,560
Pierce County, WA, “A”, 5%, 7/01/22	3,290,000	3,992,481
Port of Seattle, WA, Rev., “B”, 3%, 8/01/15	2,285,000	2,331,020
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/19	700,000	796,565
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/20	1,175,000	1,351,285

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/22	$1,740,000	$2,022,733
Seattle, WA, 5%, 5/01/16	3,780,000	4,043,126
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/18	4,000,000	4,527,800
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/22	870,000	900,415
State of Washington, 5%, 7/01/15	3,540,000	3,652,678
State of Washington, “A”, AGM, 5%, 7/01/19 (Prerefunded 7/01/15)	9,025,000	9,310,461
State of Washington, Various Purposes, “R-A”, 5%, 7/01/15	3,000,000	3,095,490
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 7/01/15	1,900,000	1,954,511
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/42 (Put Date 10/01/21)	1,000,000	1,193,290
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/17	1,030,000	1,053,536
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/20	1,175,000	1,320,418
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/15	5,575,000	5,653,552
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/16	2,760,000	2,955,822
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/20	7,070,000	8,386,575
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/21	7,420,000	8,907,191
Yakima County, WA, “A”, AGM, 4%, 12/01/17	2,300,000	2,511,163

		$84,681,484
West Virginia - 0.7%
Mason County, WV, Pollution Control Rev. (Appalachian Power Company Project), “L”, 1.625%, 10/01/22 (Put Date 10/01/18)	$6,000,000	$6,027,420
West Virginia Housing Development Fund, “B”, 1.6%, 11/01/14	2,000,000	2,000,000
West Virginia Housing Development Fund, “B”, 2%, 5/01/15	1,085,000	1,092,508
West Virginia Housing Development Fund, “B”, 2.1%, 11/01/15	1,750,000	1,776,198

		$10,896,126
Wisconsin - 2.1%
Wisconsin General Obligation, “A”, 5%, 5/01/18	$10,100,000	$11,537,836
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/43 (Put Date 6/01/21)	5,000,000	5,932,950
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/22	6,000,000	6,899,220
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/25 (Put Date 8/15/17)	1,810,000	1,824,353

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/20	$800,000	$946,112
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,602,930
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	250,000	253,085
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	3,835,000	4,278,211

		$33,274,697
Total Municipal Bonds (Identified Cost, $1,544,294,326)		$1,584,937,431

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	7,783,407	$7,783,407
Total Investments (Identified Cost, $1,552,077,733)		$1,592,720,838

Other Assets, Less Liabilities - 0.7%		11,023,857
Net Assets - 100.0%		$1,603,744,695

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

40

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,544,294,326)	$1,584,937,431
Underlying affiliated funds, at cost and value	7,783,407
Total investments, at value (identified cost, $1,552,077,733)	$1,592,720,838
Receivables for
Fund shares sold	3,707,743
Interest	18,514,461
Total assets	$1,614,943,042
Liabilities
Payables for
Distributions	$372,432
Investments purchased	7,714,676
Fund shares reacquired	2,167,310
Payable to affiliates
Investment adviser	27,484
Shareholder servicing costs	797,753
Distribution and service fees	13,639
Payable for independent Trustees’ compensation	2,849
Accrued expenses and other liabilities	102,204
Total liabilities	$11,198,347
Net assets	$1,603,744,695
Net assets consist of
Paid-in capital	$1,570,427,179
Unrealized appreciation (depreciation) on investments	40,643,105
Accumulated net realized gain (loss) on investments	(6,760,530)
Accumulated distributions in excess of net investment income	(565,059)
Net assets	$1,603,744,695
Shares of beneficial interest outstanding	196,049,539

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$671,994,113	82,114,893	$8.18
Class B	1,885,048	230,587	8.17
Class C	143,503,047	17,525,577	8.19
Class I	786,362,487	96,178,482	8.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.39 [100 / 97.5 x $8.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

41

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$18,261,400
Dividends from underlying affiliated funds	15,613
Total investment income	$18,277,013
Expenses
Management fee	$3,155,127
Distribution and service fees	1,606,423
Shareholder servicing costs	661,209
Administrative services fee	114,344
Independent Trustees’ compensation	16,126
Custodian fee	93,054
Shareholder communications	32,960
Audit and tax fees	25,801
Legal fees	6,761
Miscellaneous	149,002
Total expenses	$5,860,807
Fees paid indirectly	(12)
Reduction of expenses by investment adviser and distributor	(388,041)
Net expenses	$5,472,754
Net investment income	$12,804,259
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$331,463
Change in unrealized appreciation (depreciation) on investments	$9,514,084
Net realized and unrealized gain (loss) on investments	$9,845,547
Change in net assets from operations	$22,649,806

See Notes to Financial Statements

42

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/14 (unaudited)	Year ended 4/30/14
From operations
Net investment income	$12,804,259	$23,512,299
Net realized gain (loss) on investments	331,463	(10,241,072)
Net unrealized gain (loss) on investments	9,514,084	(11,830,077)
Change in net assets from operations	$22,649,806	$1,441,150
Distributions declared to shareholders
From net investment income	$(12,397,026)	$(22,848,767)
Change in net assets from fund share transactions	$79,147,043	$242,721,327
Total change in net assets	$89,399,823	$221,313,710
Net assets
At beginning of period	1,514,344,872	1,293,031,162
At end of period (including accumulated distributions in excess of net investment income of $565,059 and $972,292, respectively)	$1,603,744,695	$1,514,344,872

See Notes to Financial Statements

43

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14		Years ended 4/30
Class A			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$8.13		$8.28	$8.23	$7.93	$7.93		$7.71
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.17	$0.19	$0.19		$0.22
Net realized and unrealized gain (loss) on investments	0.05		(0.15)	0.03	0.30	(0.00	)(w)	0.22
Total from investment operations	$0.12		$(0.01)	$0.20	$0.49	$0.19		$0.44
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.15)	$(0.19)	$(0.19)		$(0.22)
Net asset value, end of period (x)	$8.18		$8.13	$8.28	$8.23	$7.93		$7.93
Total return (%) (r)(s)(t)(x)	1.42	(n)	(0.13)	2.51	6.20	2.41		5.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.81	0.80	0.81		0.80
Expenses after expense reductions (f)	0.68	(a)	0.69	0.70	0.70	0.70		0.70
Net investment income	1.64	(a)	1.75	2.00	2.33	2.41		2.84
Portfolio turnover	7	(n)	34	11	17	9		8
Net assets at end of period (000 omitted)	$671,994		$685,309	$737,158	$563,330	$589,476		$482,962

See Notes to Financial Statements

44

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class B			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$8.12		$8.27	$8.22	$7.92	$7.92		$7.70
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.11	$0.13	$0.13		$0.17
Net realized and unrealized gain (loss) on investments	0.04		(0.15)	0.03	0.30	(0.00	)(w)	0.21
Total from investment operations	$0.08		$(0.07)	$0.14	$0.43	$0.13		$0.38
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.08)	$(0.09)	$(0.13)	$(0.13)		$(0.16)
Net asset value, end of period (x)	$8.17		$8.12	$8.27	$8.22	$7.92		$7.92
Total return (%) (r)(s)(t)(x)	1.04	(n)	(0.86)	1.75	5.42	1.65		5.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.55	1.55	1.55		1.54
Expenses after expense reductions (f)	1.44	(a)	1.44	1.45	1.45	1.46		1.46
Net investment income	0.89	(a)	1.01	1.29	1.60	1.68		2.19
Portfolio turnover	7	(n)	34	11	17	9		8
Net assets at end of period (000 omitted)	$1,885		$1,972	$1,394	$1,856	$3,312		$6,231

	Six months ended 10/31/14		Years ended 4/30
Class C			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$8.13		$8.28	$8.24	$7.94	$7.93		$7.71
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07	$0.10	$0.12	$0.12		$0.16
Net realized and unrealized gain (loss) on investments	0.06		(0.15)	0.02 (g)	0.30	0.01	(g)	0.21
Total from investment operations	$0.09		$(0.08)	$0.12	$0.42	$0.13		$0.37
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.07)	$(0.08)	$(0.12)	$(0.12)		$(0.15)
Net asset value, end of period (x)	$8.19		$8.13	$8.28	$8.24	$7.94		$7.93
Total return (%) (r)(s)(t)(x)	1.11	(n)	(0.97)	1.52	5.29	1.67		4.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.54	1.55	1.55	1.55		1.57
Expenses after expense reductions (f)	1.53	(a)	1.54	1.55	1.55	1.55		1.55
Net investment income	0.79	(a)	0.91	1.16	1.47	1.56		1.98
Portfolio turnover	7	(n)	34	11	17	9		8
Net assets at end of period (000 omitted)	$143,503		$148,207	$183,295	$150,584	$121,803		$111,259
See Notes to Financial Statements

45

Financial Highlights – continued

	Six months ended 10/31/14		Years ended 4/30
Class I			2014	2013	2012	2011 (i)
	(unaudited)
Net asset value, beginning of period	$8.12		$8.27	$8.23	$7.93	$8.09
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.18	$0.20	$0.13
Net realized and unrealized gain (loss) on investments	0.06		(0.15)	0.03	0.30	(0.16	)(g)
Total from investment operations	$0.13		$0.00	$0.21	$0.50	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.17)	$(0.20)	$(0.13)
Net asset value, end of period (x)	$8.18		$8.12	$8.27	$8.23	$7.93
Total return (%) (r)(s)(x)	1.62	(n)	0.02	2.54	6.35	(0.32	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.54	0.56	0.54	0.56	(a)
Expenses after expense reductions (f)	0.53	(a)	0.54	0.55	0.54	0.53	(a)
Net investment income	1.78	(a)	1.88	2.14	2.40	2.55	(a)
Portfolio turnover	7	(n)	34	11	17	9
Net assets at end of period (000 omitted)	$786,362		$678,857	$371,184	$204,394	$14,138

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, August 30, 2010, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

46

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

47

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

48

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,584,937,431	$—	$1,584,937,431
Mutual Funds	7,783,407	—	—	7,783,407
Total Investments	$7,783,407	$1,584,937,431	$—	$1,592,720,838

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

49

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/14
Tax-exempt income	$22,848,767

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/14
Cost of investments	$1,549,420,124
Gross appreciation	44,386,951
Gross depreciation	(1,086,237)
Net unrealized appreciation (depreciation)	$43,300,714

As of 4/30/14
Undistributed tax-exempt income	1,029,013
Capital loss carryforwards	(9,148,555)
Post-October capital loss deferral	(1,089,968)
Other temporary differences	(2,001,305)
Net unrealized appreciation (depreciation)	34,275,551

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried

50

Notes to Financial Statements (unaudited) – continued

forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/18	$(126,716)

Post-enactment losses which are characterized as follows:
Short-Term	$(7,398,778)
Long-Term	(1,623,061)
Total	$(9,021,839)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/14	Year ended 4/30/14
Class A	$5,458,367	$12,098,484
Class B	7,942	19,797
Class C	539,377	1,413,699
Class I	6,391,340	9,316,787
Total	$12,397,026	$22,848,767

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2014, this management fee reduction amounted to $39,476, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

51

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2015. For the six months ended October 31, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $75,019 for the six months ended October 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$862,047
Class B	0.75%	0.25%	1.00%	0.90%	9,475
Class C	0.75%	0.25%	1.00%	1.00%	734,901
Total Distribution and Service Fees					$1,606,423

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2014 based on each class’s average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2014, this waiver amounted to $344,816 and is included in the reduction of total expenses in the Statement of Operations. For one year from date of purchase of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2014, this waiver amounted to $923 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2015. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to

52

Notes to Financial Statements (unaudited) – continued

MFS or its affiliates’ seed money. For the six months ended October 31, 2014, this rebate amounted to $1,244 and $6 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2014, were as follows:

Amount
Class A	$18,571
Class B	155
Class C	7,048

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2014, the fee was $40,662, which equated to 0.0052% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $620,547.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a

53

Notes to Financial Statements (unaudited) – continued

pension expense of $39 and is included in independent Trustees’ compensation for the six months ended October 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,840 at October 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended October 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,918 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,576, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO was terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $206,832,198 and $106,760,629, respectively.

54

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,098,703	$115,058,896	36,697,026	$296,611,765
Class B	19,304	157,813	185,798	1,497,118
Class C	1,810,207	14,780,308	3,914,362	31,710,399
Class I	22,963,491	187,266,623	77,204,006	622,461,274
	38,891,705	$317,263,640	118,001,192	$952,280,556

Shares issued to shareholders in reinvestment of distributions
Class A	609,417	$4,975,669	1,381,583	$11,166,600
Class B	717	5,854	1,819	14,677
Class C	53,550	437,658	140,832	1,138,341
Class I	570,839	4,658,253	763,746	6,168,433
	1,234,523	$10,077,434	2,287,980	$18,488,051

Shares reacquired
Class A	(16,886,984)	$(137,862,963)	(42,824,985)	$(345,845,878)
Class B	(32,193)	(262,221)	(113,390)	(913,684)
Class C	(2,557,437)	(20,879,494)	(7,963,651)	(64,352,927)
Class I	(10,933,275)	(89,189,353)	(39,268,534)	(316,934,791)
	(30,409,889)	$(248,194,031)	(90,170,560)	$(728,047,280)

Net change
Class A	(2,178,864)	$(17,828,398)	(4,746,376)	$(38,067,513)
Class B	(12,172)	(98,554)	74,227	598,111
Class C	(693,680)	(5,661,528)	(3,908,457)	(31,504,187)
Class I	12,601,055	102,735,523	38,699,218	311,694,916
	9,716,339	$79,147,043	30,118,612	$242,721,327

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds

55

Notes to Financial Statements (unaudited) – continued

managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2014, the fund’s commitment fee and interest expense were $2,890 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,945,371	175,693,359	(180,855,323)	7,783,407

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,613	$7,783,407

56

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

57

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that

58

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

59

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

60

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

61

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2014

MFS® RESEARCH BOND FUND

RBF-SEM

MFS® RESEARCH BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy stands on much firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The U.S. Federal Reserve has ended its “QE3”

bond-purchasing program as the labor market has regained momentum amid other positive indicators. Improved consumer confidence and falling gasoline prices are expected to continue propelling demand for products and services heading into the end of the year.

In contrast, all other major economic regions continue to struggle. The eurozone economy is barely expanding, and deflation threatens the bloc. The European Central Bank has made several attempts to stimulate the region’s economy, but has so far held back from large-scale asset purchases, including government bonds.

Japan continues to try to strengthen its economy. After making early progress at ending deflation and stimulating growth last year, the country hit a setback last spring when the sales tax increase was introduced, causing the need for recent additional monetary stimulus. China continues to struggle, and its growth rate is projected to continue to slow as it transitions to a more sustainable economy.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

December 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	32.8%
U.S. Treasury Securities	20.2%
Mortgage-Backed Securities	18.8%
Commercial Mortgage-Backed Securities	8.0%
High Yield Corporates	7.0%
Asset-Backed Securities	3.2%
U.S. Government Agencies	2.7%
Emerging Markets Bonds	2.6%
Collateralized Debt Obligations	2.0%
Non-U.S. Government Bonds	0.6%
Municipal Bonds	0.1%

Composition including fixed income credit quality (a)(i)
AAA	6.0%
AA	2.4%
A	13.4%
BBB	27.2%
BB	6.2%
B	3.8%
CCC	0.2%
CC (o)	0.0%
C	0.1%
D (o)	0.0%
U.S. Government	20.9%
Federal Agencies	21.5%
Not Rated	(3.7)%
Cash & Other	2.0%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2014 through October 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.79%	$1,000.00	$1,019.96	$4.02
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
B	Actual	1.54%	$1,000.00	$1,017.08	$7.83
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
C	Actual	1.64%	$1,000.00	$1,016.57	$8.34
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
I	Actual	0.64%	$1,000.00	$1,021.65	$3.26
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R1	Actual	1.63%	$1,000.00	$1,016.58	$8.29
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
R2	Actual	1.14%	$1,000.00	$1,019.12	$5.80
	Hypothetical (h)	1.14%	$1,000.00	$1,019.46	$5.80
R3	Actual	0.89%	$1,000.00	$1,020.39	$4.53
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
R4	Actual	0.64%	$1,000.00	$1,021.66	$3.26
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R5	Actual	0.54%	$1,000.00	$1,021.19	$2.75
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75
529A	Actual	0.83%	$1,000.00	$1,019.71	$4.23
	Hypothetical (h)	0.83%	$1,000.00	$1,021.02	$4.23
529B	Actual	1.69%	$1,000.00	$1,016.32	$8.59
	Hypothetical (h)	1.69%	$1,000.00	$1,016.69	$8.59
529C	Actual	1.69%	$1,000.00	$1,015.39	$8.59
	Hypothetical (h)	1.69%	$1,000.00	$1,016.69	$8.59

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Table – continued

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.74%, $3.77 and $3.77 for Class A, 1.49%, $7.58 and $7.58 for Class B, 1.59%, $8.08 and $8.08 for Class C, 0.59%, $3.01 and $3.01 for Class I, 1.59%, $8.08 and $8.08 for Class R1, 1.09%, $5.55 and $5.55 for Class R2, 0.84%, $4.28 and $4.28 for Class R3, 0.59%, $3.01 and $3.01 for Class R4, 0.50%, $2.55 and $2.55 for Class R5, 0.78%, $3.97 and $3.97 for Class 529A, 1.64%, $8.33 and $8.34 for Class 529B, and 1.64%, $8.33 and $8.34 for Class 529C. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 101.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.2%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$8,145,000	$9,040,950

Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$2,415,000	$2,396,888

Asset-Backed & Securitized - 13.2%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	$7,731,000	$7,733,188
Anthracite Ltd., CDO III, 6.077%, 3/23/39 (a)(p)(z)	6,244,487	106,843
ARI Fleet Lease Trust, “A”, FRN, 0.704%, 3/15/20 (n)	1,650,241	1,650,655
ARI Fleet Lease Trust, “A”, FRN, 0.453%, 1/15/21 (n)	2,757,919	2,756,645
Babson Ltd., CLO, FRN, 1.331%, 4/20/25 (z)	9,464,922	9,299,778
Banc of America Commercial Mortgage, Inc., 5.338%, 12/15/43 (n)	9,482,898	10,141,628
Banc of America Commercial Mortgage, Inc., FRN, 5.606%, 4/24/49 (n)	2,193,253	2,382,851
Banc of America Large Loan, Inc., FRN, 5.184%, 2/24/44 (n)	6,339,268	6,815,125
Bayview Commercial Asset Trust, FRN, 0.462%, 8/25/35 (z)	415,375	375,338
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	10,399,831	7,449
Bayview Commercial Asset Trust, FRN, 0.422%, 4/25/36 (z)	335,958	293,924
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	9,942,244	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	16,468,263	2
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	7,920,208	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	17,901,518	2
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,159,116	1,164,164
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	889,962	906,227
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40 (z)	2,905,015	1,729,237
Capital Trust Realty Ltd., CDO, 5.26%, 6/25/35 (z)	4,702,084	4,770,546
Cent CDO XI Ltd., “A1”, FRN, 0.493%, 4/25/19 (n)	5,179,384	5,141,455
Chesapeake Funding LLC, “A”, FRN, 0.905%, 11/07/23 (n)	3,375,911	3,386,386
Chesapeake Funding LLC, “A”, FRN, 0.605%, 1/07/25 (n)	14,428,704	14,410,610
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	21,251,642	22,715,519
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.226%, 7/15/44	400,000	412,600
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	12,940,000	13,533,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
CNH Wholesale Master Note Trust, “A”, FRN, 0.753%, 8/15/19 (n)	$14,837,000	$14,871,837
Commercial Mortgage Asset Trust, FRN, 0.497%, 1/17/32 (i)(z)	2,491,639	13,153
Countrywide Asset-Backed Certificates, FRN, 5.43%, 4/25/36	655,017	553,359
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	758,417	760,846
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	4,983,035	4,994,590
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.9%, 9/15/39	15,178,381	16,499,735
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.702%, 6/15/39	18,890,966	19,878,605
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.9%, 9/15/39	8,654,412	9,409,657
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	7,507,207	7,974,471
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	993,760	992,676
Credit-Based Asset Servicing & Securitization LLC, 4.225%, 12/25/35	1,009,121	1,000,634
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.737%, 1/25/37 (d)(q)	1,688,599	914,922
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 3/25/37 (d)(q)	2,064,850	1,277,417
CWCapital Cobalt Ltd., “A4”, FRN, 5.771%, 5/15/46	7,081,149	7,758,453
CWCapital LLC, 5.223%, 8/15/48	5,722,724	6,070,328
Dryden Senior Loan Fund, “A”, FRN, 1.611%, 1/15/25 (z)	10,838,110	10,758,016
Falcon Franchise Loan LLC, FRN, 12.509%, 1/05/23 (i)(z)	57,186	4,598
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25 (i)(z)	509,948	127,487
First Union National Bank Commercial Mortgage, FRN, 1.734%, 1/12/43 (d)(i)(q)(z)	1,162,952	1,463
First Union-Lehman Brothers Bank of America, FRN, 0.618%, 11/18/35 (i)	2,118,172	46,155
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.628%, 1/17/26 (z)	11,818,643	11,753,664
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	5,871,000	5,901,846
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (z)	15,109,000	15,145,594
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	3,400,691	3,648,680
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	895,157	895,908
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	6,444,201	6,446,547
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,268,493	1,208,886
Goldman Sachs Mortgage Securities Corp., FRN, 5.797%, 8/10/45	21,569,662	23,582,176
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35 (z)	34,621	34,416
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	13,871,121	14,630,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.705%, 12/10/27 (n)	$8,437,000	$8,450,027
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.555%, 4/10/28 (z)	9,576,000	9,579,591
IMPAC CMB Trust, FRN, 0.892%, 11/25/34	137,508	130,535
IMPAC CMB Trust, FRN, 1.072%, 11/25/34	68,754	63,998
IMPAC Secured Assets Corp., FRN, 0.502%, 5/25/36	479,177	472,985
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.786%, 6/15/49	15,661,513	15,915,668
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.93%, 2/15/51	2,151,268	2,155,831
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.786%, 6/15/49	9,433,747	10,231,465
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.445%, 7/15/42 (n)	4,180,000	914,584
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.891%, 2/12/49	2,662,741	2,895,510
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.786%, 6/15/49	20,102,684	21,057,561
Kingsland III Ltd., “A1”, CDO, FRN, 0.45%, 8/24/21 (n)	3,434,210	3,417,448
KKR Financial CLO Ltd., “C”, FRN, 1.684%, 5/15/21 (n)	7,811,290	7,705,291
LB Commercial Conduit Mortgage Trust, FRN, 1.436%, 10/15/35 (i)	1,205,217	49,361
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2/25/37 (d)(q)	2,356,946	516,280
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.835%, 6/12/50	3,825,899	3,837,395
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 6/12/50	22,016,127	23,972,656
Morgan Stanley Capital I Trust, “AM”, FRN, 5.684%, 4/15/49	18,767,000	19,601,906
Morgan Stanley Capital I, Inc., FRN, 1.459%, 3/15/31 (i)(z)	207,786	2
Morgan Stanley Re-REMIC Trust, FRN, 5.797%, 8/15/45 (n)	17,036,082	18,446,636
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	6,181,000	6,188,844
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,172,417	1,198,960
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.383%, 12/25/36 (d)(q)	971,882	604,337
Preferred Term Securities XIX Ltd., CDO, FRN, 0.584%, 12/22/35 (z)	6,288,112	4,605,099
Race Point CLO Ltd., “A”, FRN, 1.482%, 2/20/25 (n)	10,945,000	10,826,247
Race Point CLO Ltd., “A1A”, FRN, 0.432%, 8/01/21 (n)	12,530,200	12,442,814
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	6,355,615	5,143,001
Smart Trust, “A2B”, FRN, 0.403%, 9/14/15	783,779	783,747
Thornburg Mortgage Securities Trust, FRN, 0.832%, 4/25/43	18,072	17,631
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.507%, 7/22/19 (n)	8,621,000	8,624,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.941%, 2/15/51	$10,663,877	$11,516,529
Wachovia Bank Commercial Mortgage Trust, FRN, 5.716%, 6/15/49	21,096,007	22,855,583

		$531,113,455
Automotive - 0.6%
General Motors Co., 4.875%, 10/02/23	$6,264,000	$6,710,310
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	6,172,000	6,417,627
Lear Corp., 8.125%, 3/15/20	4,500,000	4,753,125
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	7,077,000	7,112,385

		$24,993,447
Biotechnology - 0.6%
Life Technologies Corp., 5%, 1/15/21	$20,509,000	$22,884,906

Broadcasting - 0.6%
Discovery Communications, Inc., 4.95%, 5/15/42	$5,225,000	$5,311,479
Grupo Televisa S.A.B., 5%, 5/13/45	6,275,000	6,244,880
Omnicom Group, Inc., 3.65%, 11/01/24	2,500,000	2,483,448
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	3,585,000	3,886,190
SES S.A., 3.6%, 4/04/23 (n)	3,480,000	3,547,234
SES S.A., 5.3%, 4/04/43 (z)	4,082,000	4,412,907

		$25,886,138
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6%, 11/15/17	$8,640,000	$8,856,000
NYSE Euronext, 2%, 10/05/17	4,518,000	4,581,763
TD Ameritrade Holding Corp., 5.6%, 12/01/19	5,512,000	6,328,625

		$19,766,388
Building - 0.9%
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	$8,932,000	$9,579,570
CEMEX Finance LLC, 9.375%, 10/12/22	5,383,000	6,203,908
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	8,906,000	9,079,124
Mohawk Industries, Inc., 6.125%, 1/15/16	4,971,000	5,272,327
Mohawk Industries, Inc., 3.85%, 2/01/23	3,818,000	3,859,914
Owens Corning, Inc., 6.5%, 12/01/16	1,822,000	2,002,385

		$35,997,228
Business Services - 0.2%
Equinix, Inc., 4.875%, 4/01/20	$5,020,000	$5,132,950
Tencent Holdings Ltd., 3.375%, 3/05/18	4,606,000	4,724,429

		$9,857,379

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 1.1%
British Sky Broadcasting Group PLC, 2.625%, 9/16/19 (n)	$3,469,000	$3,478,626
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	3,755,000	3,961,525
Comcast Corp. Co., 4.2%, 8/15/34	4,766,000	4,810,233
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,540,000	2,518,087
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	10,345,000	10,286,809
Time Warner Cable, Inc., 4.5%, 9/15/42	1,075,000	1,059,746
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	5,117,000	7,604,691
Videotron Ltd., 5%, 7/15/22	10,755,000	11,077,650

		$44,797,367
Chemicals - 1.5%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$9,376,000	$9,446,320
CF Industries Holdings, Inc., 7.125%, 5/01/20	7,265,000	8,735,116
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,874,000	4,120,696
Dow Chemical Co., 8.55%, 5/15/19	10,900,000	13,728,441
LYB International Finance B.V., 4%, 7/15/23	3,779,000	3,919,458
LyondellBasell Industries N.V., 6%, 11/15/21	290,000	339,547
LyondellBasell Industries N.V., 5.75%, 4/15/24	8,237,000	9,615,404
Tronox Finance LLC, 6.375%, 8/15/20	9,169,000	9,421,148

		$59,326,130
Computer Software - 0.1%
VeriSign, Inc., 4.625%, 5/01/23	$5,810,000	$5,788,213

Computer Software - Systems - 0.0%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$962,000	$990,860

Consumer Products - 0.7%
Mattel, Inc., 5.45%, 11/01/41	$5,998,000	$6,493,393
Newell Rubbermaid, Inc., 4.7%, 8/15/20	6,832,000	7,369,535
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	13,360,000	13,889,924

		$27,752,852
Consumer Services - 0.2%
ADT Corp., 6.25%, 10/15/21	$7,360,000	$7,728,000

Containers - 0.2%
Crown American LLC, 4.5%, 1/15/23	$9,930,000	$9,756,225

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$2,705,000	$3,160,438

Electronics - 0.0%
NXP B.V., 5.75%, 2/15/21 (n)	$1,401,000	$1,478,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.1%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$4,278,000	$4,117,575
Petroleos Mexicanos, 4.25%, 1/15/25 (z)	13,000	13,160

		$4,130,735
Energy - Independent - 0.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,604,000	$1,810,898
Anadarko Petroleum Corp., 4.5%, 7/15/44	9,473,000	9,304,030
EQT Corp., 4.875%, 11/15/21	5,460,000	5,927,665

		$17,042,593
Energy - Integrated - 0.8%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$6,908,000	$7,146,575
BP Capital Markets PLC, 2.237%, 5/10/19	8,693,000	8,681,264
BP Capital Markets PLC, 2.521%, 1/15/20	1,902,000	1,910,363
Chevron Corp., 1.104%, 12/05/17	4,990,000	4,956,263
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	9,177,000	8,786,978

		$31,481,443
Entertainment - 0.4%
Carnival Corp., 3.95%, 10/15/20	$9,780,000	$10,277,606
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	6,965,000	6,999,825

		$17,277,431
Financial Institutions - 1.7%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$8,895,000	$9,489,853
General Electric Capital Corp., 2.1%, 12/11/19	3,604,000	3,619,865
General Electric Capital Corp., 4.65%, 10/17/21	6,757,000	7,549,995
General Electric Capital Corp., 3.15%, 9/07/22	8,589,000	8,690,230
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,497,625
International Lease Finance Corp., 7.125%, 9/01/18 (n)	5,888,000	6,668,160
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	10,620,000	9,876,600
SLM Corp., 4.625%, 9/25/17	11,437,000	11,637,148
SLM Corp., 8%, 3/25/20	5,422,000	6,221,745

		$69,251,221
Food & Beverages - 1.7%
BRF S.A., 3.95%, 5/22/23 (n)	$7,821,000	$7,390,845
Embotelladora Andina S.A., 5%, 10/01/23 (n)	3,397,000	3,598,269
Kraft Foods Group, Inc., 5%, 6/04/42	4,384,000	4,677,386
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	3,146,000	3,459,521
Smithfield Foods, Inc., 6.625%, 8/15/22	9,195,000	10,022,550
Sysco Corp., 3.5%, 10/02/24	8,057,000	8,176,091
Tyson Foods, Inc., 6.6%, 4/01/16	8,949,000	9,635,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Tyson Foods, Inc., 4.5%, 6/15/22	$5,686,000	$6,084,617
Tyson Foods, Inc., 3.95%, 8/15/24	3,378,000	3,445,242
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	12,487,000	12,755,421

		$69,245,375
Forest & Paper Products - 0.6%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$5,083,000	$5,807,434
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	11,057,000	11,442,215
Packaging Corp. of America, 3.65%, 9/15/24	4,893,000	4,815,099

		$22,064,748
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$2,221,000	$2,482,489
Wyndham Worldwide Corp., 4.25%, 3/01/22	6,558,000	6,617,835

		$9,100,324
Insurance - 1.5%
American International Group, Inc., 6.4%, 12/15/20	$12,214,000	$14,585,348
American International Group, Inc., 4.125%, 2/15/24	3,397,000	3,577,605
American International Group, Inc., 4.5%, 7/16/44	5,488,000	5,573,179
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	6,006,000	6,344,288
Genworth Holdings, Inc., 4.9%, 8/15/23	4,152,000	4,323,058
Pacific Lifecorp, 5.125%, 1/30/43 (n)	7,926,000	8,258,107
Unum Group, 7.125%, 9/30/16	2,220,000	2,470,909
Unum Group, 4%, 3/15/24	8,486,000	8,695,765
UnumProvident Corp., 6.85%, 11/15/15 (n)	5,819,000	6,151,841

		$59,980,100
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 6/15/18	$9,203,000	$10,834,250

Insurance - Property & Casualty - 1.6%
Allied World Assurance, 5.5%, 11/15/20	$3,670,000	$4,116,856
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	5,360,000	5,382,555
CNA Financial Corp., 5.875%, 8/15/20	6,990,000	8,031,000
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	13,005,000	13,450,343
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	10,943,000	12,130,020
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	2,935,000	3,104,819
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	5,964,000	5,997,166
Swiss Re Ltd., 4.25%, 12/06/42 (n)	2,967,000	2,918,852
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	2,405,000	2,561,325
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	6,524,000	7,013,300

		$64,706,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 0.6%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$381,000	$381,000
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	9,265,000	10,608,425
Statoil A.S.A., 2.45%, 1/17/23	3,936,000	3,780,992
Statoil A.S.A., 3.7%, 3/01/24	10,559,000	10,955,448

		$25,725,865
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$7,130,000	$7,156,074

Local Authorities - 0.4%
State of California (Build America Bonds), 7.625%, 3/01/40	$1,360,000	$2,030,494
State of California (Build America Bonds), 7.6%, 11/01/40	10,440,000	15,852,931

		$17,883,425
Machinery & Tools - 0.2%
United Rentals North America, Inc., 7.375%, 5/15/20	$6,755,000	$7,329,175

Major Banks - 7.5%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$7,822,000	$8,297,812
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	7,100,000	7,280,163
Bank of America Corp., 5.625%, 7/01/20	2,505,000	2,844,803
Bank of America Corp., 5.875%, 1/05/21	4,930,000	5,696,827
Bank of America Corp., 3.3%, 1/11/23	15,044,000	14,915,675
Bank of America Corp., 4.125%, 1/22/24	13,877,000	14,432,413
Bank of America Corp., FRN, 6.5%, 10/29/49	5,231,000	5,374,853
Bank of New York Mellon Corp., 3.4%, 5/15/24	11,119,000	11,208,730
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	7,462,000	8,226,855
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	5,702,000	5,876,031
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,693,000	5,090,807
Goldman Sachs Group, Inc., 2.375%, 1/22/18	7,171,000	7,237,913
Goldman Sachs Group, Inc., 3.625%, 1/22/23	16,972,000	17,019,352
HSBC Holdings PLC, 4%, 3/30/22	7,694,000	8,180,199
HSBC Holdings PLC, 5.25%, 3/14/44	2,564,000	2,786,981
HSBC USA, Inc., 4.875%, 8/24/20	5,500,000	6,056,452
ING Bank N.V., 2%, 9/25/15 (n)	6,554,000	6,629,397
ING Bank N.V., 3.75%, 3/07/17 (n)	2,945,000	3,102,024
ING Bank N.V., 5.8%, 9/25/23 (n)	11,506,000	12,805,281
JPMorgan Chase & Co., 2%, 8/15/17	3,141,000	3,178,101
JPMorgan Chase & Co., 4.25%, 10/15/20	5,000,000	5,366,465
JPMorgan Chase & Co., 4.5%, 1/24/22	6,850,000	7,451,964
JPMorgan Chase & Co., 3.25%, 9/23/22	4,744,000	4,750,471
JPMorgan Chase & Co., 3.2%, 1/25/23	9,726,000	9,649,281
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	5,137,000	5,412,343
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	4,250,000	4,578,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	$6,749,000	$7,225,182
Morgan Stanley, 5.75%, 10/18/16	7,752,000	8,411,788
Morgan Stanley, 5.5%, 7/24/20	4,790,000	5,411,186
Morgan Stanley, 5.5%, 7/28/21	20,255,000	23,094,305
Morgan Stanley, 3.7%, 10/23/24	3,847,000	3,839,037
PNC Bank N.A., 3.8%, 7/25/23	18,666,000	19,234,678
PNC Funding Corp., 5.625%, 2/01/17	8,496,000	9,250,113
Regions Financial Corp., 2%, 5/15/18	3,688,000	3,658,301
Royal Bank of Scotland PLC, 2.55%, 9/18/15	4,259,000	4,319,848
Royal Bank of Scotland PLC, 6%, 12/19/23	8,880,000	9,557,278
Wachovia Corp., 6.605%, 10/01/25	2,393,000	2,915,789
Wells Fargo & Co., 3.3%, 9/09/24	11,301,000	11,272,488

		$301,639,231
Medical & Health Technology & Services - 0.4%
Catholic Health Initiatives, 2.95%, 11/01/22	$9,909,000	$9,640,010
Express Scripts Holding Co., 2.65%, 2/15/17	6,827,000	7,023,256

		$16,663,266
Metals & Mining - 1.7%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$5,766,000	$6,227,280
Barrick North America Finance LLC, 5.75%, 5/01/43	8,843,000	8,554,028
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	3,357,000	3,317,918
Kinross Gold Corp., 5.95%, 3/15/24 (n)	8,317,000	7,954,321
Plains Exploration & Production Co., 6.875%, 2/15/23	11,638,000	13,161,880
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	10,481,000	10,692,957
Southern Copper Corp., 6.75%, 4/16/40	5,359,000	5,923,035
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	10,822,000	11,200,770

		$67,032,189
Midstream - 3.6%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$12,507,000	$12,570,536
DCP Midstream LLC, 3.875%, 3/15/23	3,064,000	3,067,162
El Paso Corp., 7.75%, 1/15/32	8,840,000	11,050,000
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	7,843,000	7,852,804
Energy Transfer Partners LP, 4.65%, 6/01/21	8,511,000	9,083,620
Energy Transfer Partners LP, 5.15%, 2/01/43	5,108,000	5,092,160
Enterprise Products Operating LLC, 3.9%, 2/15/24	10,366,000	10,668,345
Enterprise Products Operating LLC, 3.75%, 2/15/25	7,725,000	7,770,438
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	7,490,000	8,250,040
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	9,090,000	8,904,200
MarkWest Energy Partners LP, 5.5%, 2/15/23	8,105,000	8,631,825
ONEOK Partners LP, 6.2%, 9/15/43	7,052,000	8,169,072
Plains All American Pipeline LP, 3.6%, 11/01/24	4,425,000	4,398,901

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	$10,907,000	$11,425,083
Spectra Energy Capital LLC, 8%, 10/01/19	8,284,000	10,267,554
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,391,000	1,428,198
Williams Cos., Inc., 3.7%, 1/15/23	13,535,000	12,732,605
Williams Cos., Inc., 5.75%, 6/24/44	3,356,000	3,204,235

		$144,566,778
Mortgage-Backed - 18.8%
Fannie Mae, 3.5%, 7/01/43	$7,361,510	$7,621,607
Fannie Mae, 4.86%, 12/01/14	1,459,867	1,458,588
Fannie Mae, 4.62%, 1/01/15	2,481,096	2,482,137
Fannie Mae, 4.85%, 2/01/15	1,320,682	1,319,647
Fannie Mae, 4.56%, 3/01/15	20,884	21,083
Fannie Mae, 4.877%, 4/01/15	1,551,193	1,551,119
Fannie Mae, 4.815%, 6/01/15	1,740,867	1,761,789
Fannie Mae, 4.53%, 8/01/15	1,080,241	1,098,230
Fannie Mae, 4.6%, 8/01/15	1,728,380	1,757,686
Fannie Mae, 4.7%, 8/01/15	26,175	26,472
Fannie Mae, 4.78%, 8/01/15	2,378,311	2,420,340
Fannie Mae, 4.94%, 8/01/15	2,641,000	2,688,932
Fannie Mae, 4.89%, 10/01/15	347,611	355,859
Fannie Mae, 5.09%, 2/01/16	2,614,500	2,709,315
Fannie Mae, 5.134%, 2/01/16	444,900	457,642
Fannie Mae, 5.433%, 2/01/16	4,226,150	4,375,584
Fannie Mae, 5.732%, 7/01/16	1,896,531	2,017,005
Fannie Mae, 5.93%, 9/01/16	1,145,445	1,211,373
Fannie Mae, 5.395%, 12/01/16	2,251,428	2,425,893
Fannie Mae, 5.5%, 12/01/16 - 8/01/38	36,087,186	40,287,283
Fannie Mae, 5.012%, 1/01/17	1,155,546	1,155,612
Fannie Mae, 5.28%, 3/01/17	2,541,071	2,714,569
Fannie Mae, 5.54%, 4/01/17	1,410,239	1,542,890
Fannie Mae, 5.479%, 6/01/17	1,059,437	1,147,400
Fannie Mae, 2.71%, 11/01/17	1,461,453	1,518,989
Fannie Mae, 5%, 2/01/18 - 6/01/40	26,309,997	29,048,461
Fannie Mae, 3.84%, 3/01/18	1,380,817	1,480,159
Fannie Mae, 3.99%, 4/01/18	2,450,000	2,633,625
Fannie Mae, 3.849%, 7/01/18	3,798,864	4,068,544
Fannie Mae, 2.578%, 9/25/18	11,000,000	11,305,470
Fannie Mae, 5.18%, 3/01/19	514,095	558,530
Fannie Mae, 4.88%, 3/01/20	671,063	732,463
Fannie Mae, 5.19%, 9/01/20	2,643,877	2,879,410
Fannie Mae, 4.451%, 1/01/21	7,578,290	8,436,591
Fannie Mae, 2.41%, 5/01/23	2,922,589	2,876,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.55%, 5/01/23	$1,511,080	$1,501,961
Fannie Mae, 4.5%, 5/01/25	976,796	1,058,182
Fannie Mae, 3%, 3/01/27 - 4/01/27	15,735,661	16,369,039
Fannie Mae, 6.5%, 11/01/31 - 1/01/33	256,917	298,603
Fannie Mae, 4.5%, 3/01/34 - 4/01/44	15,454,504	16,808,858
Fannie Mae, 6%, 5/01/34 - 10/01/38	13,543,864	15,375,665
Fannie Mae, 4%, 2/01/41	17,662,225	18,784,169
Fannie Mae, 3.5%, 11/01/41 - 1/01/42	11,689,741	12,130,493
Fannie Mae, 3.5%, 4/01/43	7,743,921	8,021,222
Fannie Mae, TBA, 4%, 12/01/44	138,900,000	147,116,161
Fannie Mae, TBA, 4.5%, 12/01/44	10,500,000	11,356,406
Federal Home Loan Bank, 2.456%, 8/25/19	9,000,000	9,200,142
Federal Home Loan Bank, 3%, 5/01/43	3,750,429	3,779,841
Freddie Mac, 3.034%, 10/25/20	3,415,000	3,554,168
Freddie Mac, 3.5%, 7/01/42	10,267,621	10,615,133
Freddie Mac, 1.655%, 11/25/16	6,270,432	6,352,198
Freddie Mac, 1.426%, 8/25/17	6,993,000	7,044,343
Freddie Mac, 5.5%, 9/01/17 - 1/01/38	8,067,124	9,008,033
Freddie Mac, 3.882%, 11/25/17	8,787,000	9,400,605
Freddie Mac, 3.154%, 2/25/18	3,699,000	3,888,559
Freddie Mac, 5%, 5/01/18 - 4/01/40	8,631,281	9,555,729
Freddie Mac, 2.412%, 8/25/18	4,630,000	4,762,844
Freddie Mac, 2.303%, 9/25/18	2,159,711	2,205,320
Freddie Mac, 2.323%, 10/25/18	5,437,000	5,552,547
Freddie Mac, 2.13%, 1/25/19	14,841,000	15,027,507
Freddie Mac, 1.869%, 11/25/19	8,385,000	8,324,913
Freddie Mac, 4.251%, 1/25/20	4,741,000	5,214,730
Freddie Mac, 2.313%, 3/25/20	9,101,000	9,197,780
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	7,623,718	7,990,061
Freddie Mac, 2.856%, 1/25/21	4,111,000	4,227,378
Freddie Mac, 2.682%, 10/25/22	3,790,000	3,802,139
Freddie Mac, 3.25%, 4/25/23	8,549,000	8,906,596
Freddie Mac, 3.06%, 7/25/23	5,785,000	5,927,421
Freddie Mac, 3.531%, 7/25/23	3,060,000	3,244,610
Freddie Mac, 3.458%, 8/25/23	17,774,000	18,661,491
Freddie Mac, 4%, 7/01/25 - 11/01/43	29,740,488	31,619,788
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	2,500,165	2,687,021
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	18,909,909	19,613,479
Freddie Mac, 6%, 11/01/33 - 7/01/38	3,385,755	3,848,351
Freddie Mac, 3%, 4/01/43 - 5/01/43	5,204,274	5,241,924
Freddie Mac, TBA, 4%, 12/01/44	7,244,000	7,664,207
Ginnie Mae, 4.5%, 6/20/41	2,958,170	3,239,280
Ginnie Mae, 5.5%, 11/15/32 - 1/20/42	6,140,816	6,900,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 6%, 2/15/34 - 1/15/38	$4,640,307	$5,261,158
Ginnie Mae, 4.5%, 4/15/39 - 10/20/43	55,276,087	60,734,434
Ginnie Mae, 4%, 10/20/40 - 2/20/41	14,818,315	15,898,385
Ginnie Mae, 3.5%, 11/15/40 - 4/15/42	20,330,055	21,334,238

		$758,454,230
Municipals - 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$2,565,000	$2,590,830

Natural Gas - Distribution - 0.0%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$1,077,000	$1,109,963

Network & Telecom - 1.0%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$6,726,000	$6,966,717
Verizon Communications, Inc., 6.55%, 9/15/43	25,245,000	31,823,998

		$38,790,715
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$8,775,947	$9,192,805
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	11,361,000	11,350,752

		$20,543,557
Other Banks & Diversified Financials - 2.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$4,205,000	$4,373,772
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	4,209,000	4,309,806
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	3,587,000	4,062,278
BPCE S.A., 4.5%, 3/15/25 (n)	8,201,000	7,965,746
Capital One Bank (USA) N.A., 3.375%, 2/15/23	4,224,000	4,183,213
Capital One Financial Corp., 6.15%, 9/01/16	6,690,000	7,280,500
Citigroup, Inc., 8.5%, 5/22/19	7,251,000	9,097,967
Discover Bank, 7%, 4/15/20	9,837,000	11,643,132
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	12,290,000	16,714,400
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	6,671,000	6,519,662
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,406,000	1,447,514
Macquarie Group Ltd., 6%, 1/14/20 (n)	6,932,000	7,816,814
Rabobank Nederland N.V., 3.95%, 11/09/22	6,203,000	6,305,368
Santander Holdings USA, Inc., 4.625%, 4/19/16	3,739,000	3,932,946

		$95,653,118
Pharmaceuticals - 1.9%
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	$3,922,000	$3,933,472
Celgene Corp., 2.45%, 10/15/15	7,103,000	7,220,789
Celgene Corp., 1.9%, 8/15/17	7,253,000	7,319,039

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	$27,617,000	$29,450,548
Gilead Sciences, Inc., 4.8%, 4/01/44	8,306,000	9,002,956
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	12,560,000	12,179,080
VPII Escrow Corp., 6.75%, 8/15/18 (z)	5,225,000	5,558,094

		$74,663,978
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 3/15/23	$1,366,000	$1,502,987

Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$3,139,000	$3,282,763

Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/24	$7,579,000	$7,575,635
HCP, Inc., REIT, 5.375%, 2/01/21	4,940,000	5,522,772

		$13,098,407
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,442,000	$5,771,268
Boston Properties LP, REIT, 3.8%, 2/01/24	5,543,000	5,597,715

		$11,368,983
Real Estate - Other - 0.1%
Liberty Property LP, REIT, 5.5%, 12/15/16	$4,563,000	$4,942,277

Real Estate - Retail - 0.7%
DDR Corp., REIT, 4.625%, 7/15/22	$4,107,000	$4,357,712
DDR Corp., REIT, 3.375%, 5/15/23	7,861,000	7,613,984
Kimco Realty Corp., REIT, 5.783%, 3/15/16	7,684,000	8,177,935
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	4,593,000	6,079,740

		$26,229,371
Restaurants - 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$7,927,000	$8,332,973

Retailers - 1.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,807,000	$9,797,889
Cencosud S.A., 5.5%, 1/20/21	4,672,000	4,987,449
Gap, Inc., 5.95%, 4/12/21	10,458,000	11,810,408
Home Depot, Inc., 5.95%, 4/01/41	3,217,000	4,070,505
Kohl’s Corp., 3.25%, 2/01/23	7,173,000	7,005,173
Target Corp., 3.5%, 7/01/24	8,112,000	8,218,154

		$45,889,578

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.5%
Ecolab, Inc., 4.35%, 12/08/21	$10,052,000	$10,993,531
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	9,530,000	10,435,350

		$21,428,881
Supermarkets - 0.1%
Delhaize Group, 4.125%, 4/10/19	$1,082,000	$1,142,318
Kroger Co., 3.85%, 8/01/23	3,285,000	3,376,093

		$4,518,411
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT, 3.5%, 1/31/23	$7,629,000	$7,301,174
American Tower Corp., REIT, 5%, 2/15/24	8,779,000	9,241,127
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	4,441,000	5,130,976
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	3,480,000	3,840,504
MTS International Funding Ltd., 5%, 5/30/23 (n)	6,018,000	5,393,633
Rogers Communications, Inc., 5%, 3/15/44	4,403,000	4,590,057
SBA Tower Trust, 2.898%, 10/15/19 (n)	7,673,000	7,693,387

		$43,190,858
Tobacco - 0.8%
Altria Group, Inc., 2.85%, 8/09/22	$10,322,000	$10,002,555
Altria Group, Inc., 2.95%, 5/02/23	2,970,000	2,870,018
Lorillard Tobacco Co., 8.125%, 6/23/19	5,043,000	6,177,791
Reynolds American, Inc., 6.75%, 6/15/17	10,032,000	11,311,110

		$30,361,474
Transportation - Services - 0.4%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$3,033,000	$3,990,272
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,033,000	2,056,221
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	8,955,000	8,999,775

		$15,046,268
U.S. Government Agencies and Equivalents - 2.6%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$5,600,000	$5,779,250
Small Business Administration, 5.94%, 7/01/16	24,335	24,987
Small Business Administration, 5.37%, 9/01/16	86,785	89,016
Small Business Administration, 6.35%, 4/01/21	5,496	5,983
Small Business Administration, 6.34%, 5/01/21	8,455	9,152
Small Business Administration, 6.44%, 6/01/21	9,336	10,207
Small Business Administration, 5.34%, 11/01/21	55,646	59,891
Small Business Administration, 6.07%, 3/01/22	33,562	36,416
Small Business Administration, 4.35%, 7/01/23	385,016	406,834
Small Business Administration, 4.98%, 11/01/23	564,574	612,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.89%, 12/01/23	$518,676	$558,170
Small Business Administration, 4.93%, 1/01/24	695,945	748,897
Small Business Administration, 4.34%, 3/01/24	667,094	701,767
Small Business Administration, 5.18%, 5/01/24	707,395	765,553
Small Business Administration, 5.52%, 6/01/24	742,757	811,505
Small Business Administration, 5.19%, 7/01/24	850,284	922,667
Small Business Administration, 4.86%, 10/01/24	533,304	571,614
Small Business Administration, 4.57%, 6/01/25	1,153,441	1,237,745
Small Business Administration, 4.76%, 9/01/25	3,331,205	3,557,476
Small Business Administration, 5.39%, 12/01/25	329,026	362,312
Small Business Administration, 5.35%, 2/01/26	1,950,177	2,110,980
Small Business Administration, 3.25%, 11/01/30	3,691,492	3,815,838
Small Business Administration, 2.85%, 9/01/31	5,933,296	6,019,998
Small Business Administration, 2.37%, 8/01/32	4,525,913	4,467,898
Small Business Administration, 2.13%, 1/01/33	6,358,302	6,170,472
Small Business Administration, 2.21%, 2/01/33	1,586,648	1,549,250
Small Business Administration, 2.22%, 3/01/33	5,829,649	5,691,531
Small Business Administration, 2.08%, 4/01/33	9,216,593	8,908,882
Small Business Administration, 2.45%, 6/01/33	12,128,776	12,006,126
Small Business Administration, 3.15%, 7/01/33	15,157,289	15,596,837
Small Business Administration, 3.16%, 8/01/33	14,559,153	14,985,541
Small Business Administration, 3.62%, 9/01/33	7,670,581	8,149,534

		$106,744,814
U.S. Treasury Obligations - 20.8%
U.S. Treasury Bonds, 6%, 2/15/26	$840,000	$1,134,131
U.S. Treasury Bonds, 4.5%, 2/15/36	21,843,000	27,675,758
U.S. Treasury Bonds, 5%, 5/15/37	9,893,000	13,397,289
U.S. Treasury Bonds, 4.5%, 8/15/39	108,870,100	138,324,579
U.S. Treasury Notes, 0.375%, 3/15/15	106,275,000	106,382,975
U.S. Treasury Notes, 0.375%, 2/15/16 (f)	389,700,000	390,430,683
U.S. Treasury Notes, 5.125%, 5/15/16	81,351,000	87,299,792
U.S. Treasury Notes, 0.875%, 12/31/16	48,741,000	49,018,970
U.S. Treasury Notes, 2.75%, 2/15/19	8,725,900	9,186,732
U.S. Treasury Notes, TIPS, 1.625%, 1/15/15	5,919,376	5,910,130
U.S. Treasury Notes, TIPS, 2%, 1/15/16	10,485,825	10,827,432

		$839,588,471
Utilities - Electric Power - 2.5%
Alabama Power Co., 4.15%, 8/15/44	$3,406,000	$3,464,226
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	8,174,000	9,216,226
CMS Energy Corp., 6.25%, 2/01/20	4,272,000	5,032,954
CMS Energy Corp., 5.05%, 3/15/22	4,239,000	4,749,558

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Constellation Energy Group, Inc., 5.15%, 12/01/20	$3,366,000	$3,749,401
Duke Energy Corp., 3.75%, 4/15/24	3,587,000	3,722,944
EDP Finance B.V., 5.25%, 1/14/21 (n)	5,069,000	5,260,051
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	6,757,000	6,849,659
Enel Finance International S.A., 6.25%, 9/15/17 (n)	5,360,000	6,029,555
Enel Finance International S.A., 6%, 10/07/39 (n)	5,000,000	5,731,390
Exelon Corp., 4.9%, 6/15/15	6,177,000	6,334,483
Exelon Generation Co. LLC, 4.25%, 6/15/22	5,938,000	6,196,826
Florida Power & Light Co., 4.05%, 10/01/44	8,880,000	8,986,826
Pacific Gas & Electric Co., 3.25%, 6/15/23	3,569,000	3,571,605
PPL Capital Funding, Inc., 5%, 3/15/44	4,282,000	4,613,757
PPL Corp., 3.5%, 12/01/22	3,600,000	3,637,872
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	11,511,000	12,989,128

		$100,136,461
Total Bonds (Identified Cost, $3,972,763,930)		$4,073,294,746

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	90,088,024	$90,088,024
Total Investments (Identified Cost, $4,062,851,954)		$4,163,382,770

Other Assets, Less Liabilities - (3.2)%		(128,368,639)
Net Assets - 100.0%		$4,035,014,131

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $648,049,230, representing 16.1% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these

Portfolio of Investments (unaudited) – continued

securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., CDO III, 6.077%, 3/23/39	10/25/06-10/01/14	$5,152,226	$106,843
Babson Ltd., CLO, FRN, 1.331%, 4/20/25	3/12/14	9,342,489	9,299,778
Bayview Commercial Asset Trust, FRN, 0.462%, 8/25/35	6/09/05	415,375	375,338
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	932,478	7,449
Bayview Commercial Asset Trust, FRN, 0.422%, 4/25/36	2/23/06	335,958	293,924
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06-5/29/09	753,445	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	1,148,222	2
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	926,780	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07-5/29/09	0	2
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40	3/01/06	2,905,015	1,729,237
Capital Trust Realty Ltd., CDO, 5.26%, 6/25/35	9/14/10	4,324,757	4,770,546
Commercial Mortgage Asset Trust, FRN, 0.497%, 1/17/32	8/25/03-4/09/12	13,045	13,153
Dryden Senior Loan Fund, “A”, FRN, 1.611%, 1/15/25	9/19/14	10,824,687	10,758,016
Falcon Franchise Loan LLC, FRN, 12.509%, 1/05/23	1/18/02-3/23/11	1,903	4,598
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25	1/29/03-3/23/11	36,378	127,487
First Union National Bank Commercial Mortgage, FRN, 1.734%, 1/12/43	12/11/03-4/09/12	604	1,463
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.628%, 1/17/26	7/24/14-9/09/14	11,813,625	11,753,664
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26	10/07/14	15,103,476	15,145,594
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35	6/21/05	34,621	34,416
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.555%, 4/10/28	3/25/14	9,576,000	9,579,591
Morgan Stanley Capital I, Inc., FRN, 1.459%, 3/15/31	6/10/03	7,418	2
Petroleos Mexicanos, 4.25%, 1/15/25	10/06/14	12,925	13,160
Preferred Term Securities XIX Ltd., CDO, FRN, 0.584%, 12/22/35	9/08/05-3/28/11	6,228,149	4,605,099

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
SES S.A., 5.3%, 4/04/43	1/08/14	$3,965,510	$4,412,907
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	5,225,000	5,558,094
Total Restricted Securities			$78,590,365
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/14

Futures Contracts at 10/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	200	$28,218,750	December - 2014	$218,050

Cleared Swap Agreements at 10/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/19	USD	117,000,000	Merrill Lynch International (a)	(1)	1.00% (fixed rate)	$(2,201,450)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index.
(a)	Net unamortized premium received by the fund amounted to $1,656,282.

At October 31, 2014, the fund had liquid securities with an aggregate value of $1,309,457 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,972,763,930)	$4,073,294,746
Underlying affiliated funds, at cost and value	90,088,024
Total investments, at value (identified cost, $4,062,851,954)	$4,163,382,770
Cash	163,947
Receivables for
Due from brokers (net unamortized premiums received, $1,656,282)	10,916
Daily variation margin on open futures contracts	93,750
Investments sold	13,951,181
TBA sale commitments	178,396
Fund shares sold	11,730,038
Interest	29,690,457
Total assets	$4,219,201,455
Liabilities
Payables for
Distributions	$1,827,188
Investments purchased	9,184,416
TBA purchase commitments	165,280,972
Fund shares reacquired	5,848,510
Daily variation margin on open cleared swap agreements	113,454
Payable to affiliates
Investment adviser	90,126
Shareholder servicing costs	1,549,452
Distribution and service fees	24,803
Program manager fees	19
Payable for independent Trustees’ compensation	9
Accrued expenses and other liabilities	268,375
Total liabilities	$184,187,324
Net assets	$4,035,014,131
Net assets consist of
Paid-in capital	$3,936,305,979
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	100,203,698
Accumulated net realized gain (loss) on investments	5,179,480
Accumulated distributions in excess of net investment income	(6,675,026)
Net assets	$4,035,014,131
Shares of beneficial interest outstanding	368,359,786

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,286,655,262	117,480,345	$10.95
Class B	31,723,702	2,892,933	10.97
Class C	124,808,425	11,382,196	10.97
Class I	768,550,349	70,147,411	10.96
Class R1	3,911,183	356,598	10.97
Class R2	44,591,431	4,073,958	10.95
Class R3	57,515,959	5,252,738	10.95
Class R4	71,924,018	6,567,540	10.95
Class R5	1,638,101,669	149,545,447	10.95
Class 529A	4,041,192	369,573	10.93
Class 529B	373,170	34,027	10.97
Class 529C	2,817,771	257,020	10.96

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.50 [100 / 95.25 x $10.95] and $11.48 [100 / 95.25 x $10.93], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.
See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$69,173,069
Dividends from underlying affiliated funds	85,116
Total investment income	$69,258,185
Expenses
Management fee	$10,540,626
Distribution and service fees	2,504,898
Program manager fees	3,678
Shareholder servicing costs	1,356,100
Administrative services fee	283,119
Independent Trustees’ compensation	29,439
Custodian fee	134,242
Shareholder communications	210,251
Audit and tax fees	36,974
Legal fees	18,341
Miscellaneous	157,780
Total expenses	$15,275,448
Reduction of expenses by investment adviser and distributor	(743,226)
Net expenses	$14,532,222
Net investment income	$54,725,963
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$26,189,891
Futures contracts	140,410
Net realized gain (loss) on investments	$26,330,301
Change in unrealized appreciation (depreciation)
Investments	$7,852,050
Futures contracts	(724,494)
Swap agreements	(545,168)
Net unrealized gain (loss) on investments	$6,582,388
Net realized and unrealized gain (loss) on investments	$32,912,689
Change in net assets from operations	$87,638,652

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/14 (unaudited)	Year ended 4/30/14
From operations
Net investment income	$54,725,963	$107,713,211
Net realized gain (loss) on investments	26,330,301	3,859,849
Net unrealized gain (loss) on investments	6,582,388	(72,254,385)
Change in net assets from operations	$87,638,652	$39,318,675
Distributions declared to shareholders
From net investment income	$(61,715,822)	$(119,482,366)
From net realized gain on investments	—	(1,648,141)
Total distributions declared to shareholders	$(61,715,822)	$(121,130,507)
Change in net assets from fund share transactions	$18,336,524	$288,467,418
Total change in net assets	$44,259,354	$206,655,586
Net assets
At beginning of period	3,990,754,777	3,784,099,191
At end of period (including accumulated distributions in excess of net investment income of $6,675,026 and undistributed net investment income of $314,833, respectively)	$4,035,014,131	$3,990,754,777

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class A			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.89		$11.13		$10.84	$10.57	$10.30	$8.99
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30		$0.29	$0.35	$0.39	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.21)		0.35	0.32	0.29	1.35
Total from investment operations	$0.25		$0.09		$0.64	$0.67	$0.68	$1.79
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.33)		$(0.35)	$(0.40)	$(0.41)	$(0.48)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.19)		$(0.33)		$(0.35)	$(0.40)	$(0.41)	$(0.48)
Net asset value, end of period (x)	$10.95		$10.89		$11.13	$10.84	$10.57	$10.30
Total return (%) (r)(s)(t)(x)	2.00	(n)	0.92		5.97	6.42	6.73	20.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90		0.91	0.92	0.91	0.92
Expenses after expense reductions (f)	0.79	(a)	0.79		0.81	0.82	0.81	0.79
Net investment income	2.50	(a)	2.74		2.63	3.27	3.72	4.45
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$1,286,655		$1,153,059		$1,133,559	$1,009,130	$900,575	$918,742

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class B			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.90		$11.15		$10.86	$10.58	$10.31	$9.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22		$0.21	$0.27	$0.30	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.22)		0.35	0.32	0.30	1.36
Total from investment operations	$0.21		$—		$0.56	$0.59	$0.60	$1.72
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.25)		$(0.27)	$(0.31)	$(0.33)	$(0.41)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.14)		$(0.25)		$(0.27)	$(0.31)	$(0.33)	$(0.41)
Net asset value, end of period (x)	$10.97		$10.90		$11.15	$10.86	$10.58	$10.31
Total return (%) (r)(s)(t)(x)	1.71	(n)	0.08		5.18	5.70	5.88	19.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65		1.66	1.67	1.66	1.65
Expenses after expense reductions (f)	1.54	(a)	1.54		1.56	1.60	1.61	1.58
Net investment income	1.76	(a)	2.00		1.88	2.48	2.91	3.66
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$31,724		$33,000		$43,999	$43,939	$41,493	$45,472

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class C			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.90		$11.15		$10.86	$10.58	$10.31	$9.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20		$0.20	$0.26	$0.30	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.21)		0.35	0.33	0.29	1.36
Total from investment operations	$0.20		$(0.01)		$0.55	$0.59	$0.59	$1.71
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.24)		$(0.26)	$(0.31)	$(0.32)	$(0.40)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.24)		$(0.26)	$(0.31)	$(0.32)	$(0.40)
Net asset value, end of period (x)	$10.97		$10.90		$11.15	$10.86	$10.58	$10.31
Total return (%) (r)(s)(t)(x)	1.66	(n)	(0.03)		5.08	5.62	5.83	19.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65		1.66	1.67	1.66	1.66
Expenses after expense reductions (f)	1.64	(a)	1.65		1.66	1.67	1.66	1.64
Net investment income	1.65	(a)	1.90		1.78	2.41	2.86	3.51
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$124,808		$115,495		$161,290	$153,898	$135,007	$141,966

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class I			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.89		$11.14		$10.85	$10.57	$10.30	$8.99
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31		$0.31	$0.37	$0.40	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.21)		0.35	0.32	0.30	1.36
Total from investment operations	$0.27		$0.10		$0.66	$0.69	$0.70	$1.81
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.35)		$(0.37)	$(0.41)	$(0.43)	$(0.50)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.35)		$(0.37)	$(0.41)	$(0.43)	$(0.50)
Net asset value, end of period (x)	$10.96		$10.89		$11.14	$10.85	$10.57	$10.30
Total return (%) (r)(s)(x)	2.16	(n)	0.98		6.13	6.68	6.89	20.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65		0.66	0.67	0.66	0.67
Expenses after expense reductions (f)	0.64	(a)	0.64		0.66	0.67	0.66	0.64
Net investment income	2.64	(a)	2.89		2.80	3.41	3.87	4.54
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$768,550		$976,838		$1,028,060	$1,883,416	$1,470,218	$1,291,881

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R1			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.90		$11.15		$10.86	$10.59	$10.31	$9.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20		$0.20	$0.26	$0.30	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.21)		0.35	0.32	0.30	1.35
Total from investment operations	$0.20		$(0.01)		$0.55	$0.58	$0.60	$1.71
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.24)		$(0.26)	$(0.31)	$(0.32)	$(0.40)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.24)		$(0.26)	$(0.31)	$(0.32)	$(0.40)
Net asset value, end of period (x)	$10.97		$10.90		$11.15	$10.86	$10.59	$10.31
Total return (%) (r)(s)(x)	1.66	(n)	(0.03)		5.07	5.52	5.93	19.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65		1.66	1.67	1.66	1.67
Expenses after expense reductions (f)	1.63	(a)	1.64		1.66	1.67	1.66	1.64
Net investment income	1.64	(a)	1.89		1.78	2.42	2.86	3.61
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$3,911		$3,093		$3,310	$3,117	$2,969	$2,985

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R2			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.88		$11.13		$10.84	$10.56	$10.29	$8.98
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26		$0.25	$0.31	$0.35	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.22)		0.35	0.33	0.30	1.36
Total from investment operations	$0.23		$0.04		$0.60	$0.64	$0.65	$1.76
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.29)		$(0.31)	$(0.36)	$(0.38)	$(0.45)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.29)		$(0.31)	$(0.36)	$(0.38)	$(0.45)
Net asset value, end of period (x)	$10.95		$10.88		$11.13	$10.84	$10.56	$10.29
Total return (%) (r)(s)(x)	1.91	(n)	0.47		5.60	6.15	6.36	19.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.15		1.16	1.17	1.16	1.17
Expenses after expense reductions (f)	1.14	(a)	1.15		1.16	1.17	1.16	1.14
Net investment income	2.16	(a)	2.40		2.29	2.93	3.37	4.08
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$44,591		$42,233		$43,889	$45,433	$41,076	$41,092

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R3			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.88		$11.13		$10.84	$10.57	$10.29	$8.98
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29		$0.28	$0.34	$0.38	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.22)		0.35	0.32	0.30	1.35
Total from investment operations	$0.25		$0.07		$0.63	$0.66	$0.68	$1.78
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.32)		$(0.34)	$(0.39)	$(0.40)	$(0.47)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.32)		$(0.34)	$(0.39)	$(0.40)	$(0.47)
Net asset value, end of period (x)	$10.95		$10.88		$11.13	$10.84	$10.57	$10.29
Total return (%) (r)(s)(x)	2.04	(n)	0.72		5.87	6.32	6.73	20.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90		0.91	0.92	0.91	0.92
Expenses after expense reductions (f)	0.89	(a)	0.89		0.91	0.92	0.91	0.89
Net investment income	2.40	(a)	2.65		2.52	3.16	3.62	4.35
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$57,516		$48,842		$53,863	$41,177	$29,493	$31,165

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R4			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.88		$11.13		$10.84	$10.57	$10.30	$8.98
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31		$0.30	$0.36	$0.40	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.22)		0.36	0.32	0.30	1.37
Total from investment operations	$0.27		$0.09		$0.66	$0.68	$0.70	$1.82
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.34)		$(0.37)	$(0.41)	$(0.43)	$(0.50)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.34)		$(0.37)	$(0.41)	$(0.43)	$(0.50)
Net asset value, end of period (x)	$10.95		$10.88		$11.13	$10.84	$10.57	$10.30
Total return (%) (r)(s)(x)	2.17	(n)	0.97		6.13	6.58	6.89	20.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65		0.67	0.67	0.66	0.67
Expenses after expense reductions (f)	0.64	(a)	0.65		0.67	0.67	0.66	0.64
Net investment income	2.66	(a)	2.90		2.75	3.40	3.87	4.53
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$71,924		$68,289		$84,048	$46,209	$32,336	$26,315

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class R5 (y)			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.89		$11.14		$10.85	$10.57	$10.30	$8.99
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32		$0.31	$0.35	$0.40	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.22)		0.32	0.33	0.29	1.35
Total from investment operations	$0.26		$0.10		$0.63	$0.68	$0.69	$1.80
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.35)		$(0.34)	$(0.40)	$(0.42)	$(0.49)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.35)		$(0.34)	$(0.40)	$(0.42)	$(0.49)
Net asset value, end of period (x)	$10.95		$10.89		$11.14	$10.85	$10.57	$10.30
Total return (%) (r)(s)(x)	2.12	(n)	1.07		6.21	6.57	6.78	20.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55		0.57	0.77	0.76	0.77
Expenses after expense reductions (f)	0.54	(a)	0.55		0.57	0.77	0.76	0.73
Net investment income	2.75	(a)	2.99		2.82	3.30	3.78	4.56
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$1,638,102		$1,542,574		$1,222,616	$8,217	$5,643	$9,582

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class 529A			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.87		$11.11		$10.82	$10.55	$10.27	$8.96
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29		$0.29	$0.34	$0.38	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		(0.21)		0.34	0.32	0.30	1.35
Total from investment operations	$0.24		$0.08		$0.63	$0.66	$0.68	$1.78
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.32)		$(0.34)	$(0.39)	$(0.40)	$(0.47)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.32)		$(0.34)	$(0.39)	$(0.40)	$(0.47)
Net asset value, end of period (x)	$10.93		$10.87		$11.11	$10.82	$10.55	$10.27
Total return (%) (r)(s)(t)(x)	1.97	(n)	0.86		5.92	6.37	6.73	20.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00		1.02	1.02	1.02	1.02
Expenses after expense reductions (f)	0.83	(a)	0.84		0.87	0.88	0.92	0.89
Net investment income	2.47	(a)	2.72		2.59	3.21	3.63	4.31
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$4,041		$4,032		$4,909	$3,934	$2,593	$2,066

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class 529B			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.90		$11.15		$10.86	$10.59	$10.31	$9.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20		$0.19	$0.26	$0.29	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.22)		0.35	0.31	0.30	1.36
Total from investment operations	$0.20		$(0.02)		$0.54	$0.57	$0.59	$1.70
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.23)		$(0.25)	$(0.30)	$(0.31)	$(0.39)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.23)		$(0.25)	$(0.30)	$(0.31)	$(0.39)
Net asset value, end of period (x)	$10.97		$10.90		$11.15	$10.86	$10.59	$10.31
Total return (%) (r)(s)(t)(x)	1.63	(n)	(0.08)		5.02	5.46	5.82	19.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75		1.76	1.77	1.76	1.77
Expenses after expense reductions (f)	1.69	(a)	1.69		1.71	1.73	1.76	1.74
Net investment income	1.61	(a)	1.84		1.73	2.39	2.76	3.47
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$373		$395		$458	$428	$590	$700

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
Class 529C			2014		2013	2012	2011	2010

Net asset value, beginning of period	$10.90		$11.15		$10.85	$10.58	$10.31	$8.99
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20		$0.19	$0.25	$0.29	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		(0.22)		0.36	0.32	0.29	1.37
Total from investment operations	$0.19		$(0.02)		$0.55	$0.57	$0.58	$1.71
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.23)		$(0.25)	$(0.30)	$(0.31)	$(0.39)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.23)		$(0.25)	$(0.30)	$(0.31)	$(0.39)
Net asset value, end of period (x)	$10.96		$10.90		$11.15	$10.85	$10.58	$10.31
Total return (%) (r)(s)(t)(x)	1.54	(n)	(0.08)		5.12	5.47	5.72	19.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75		1.76	1.77	1.76	1.77
Expenses after expense reductions (f)	1.69	(a)	1.70		1.71	1.73	1.76	1.74
Net investment income	1.61	(a)	1.84		1.73	2.34	2.77	3.46
Portfolio turnover	31	(n)	52		95	59	67	90
Net assets at end of period (000 omitted)	$2,818		$2,905		$4,097	$3,617	$2,284	$1,550

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$946,333,285	$—	$946,333,285
Non-U.S. Sovereign Debt	—	29,856,601	—	29,856,601
Municipal Bonds	—	2,590,830	—	2,590,830
U.S. Corporate Bonds	—	1,396,091,353	—	1,396,091,353
Residential Mortgage-Backed Securities	—	773,154,585	—	773,154,585
Commercial Mortgage-Backed Securities	—	321,240,419	—	321,240,419
Asset-Backed Securities (including CDOs)	—	195,172,684	—	195,172,684
Foreign Bonds	—	408,854,989	—	408,854,989
Mutual Funds	90,088,024	—	—	90,088,024
Total Investments	$90,088,024	$4,073,294,746	$—	$4,163,382,770

Other Financial Instruments
Futures Contracts	$218,050	$—	$—	$218,050
Swap Agreements	—	(2,201,450)	—	(2,201,450)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$218,050	$—
Credit	Credit Default Swap	—	(2,201,450)
Total		$218,050	$(2,201,450)

(a)	The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. The current day variation margin for futures contracts and cleared swaps is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$140,410

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(724,494)	$—
Credit	—	545,168
Total	$(724,494)	$545,168

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of

Notes to Financial Statements (unaudited) – continued

transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following:

Notes to Financial Statements (unaudited) – continued

bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At October 31, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not

Notes to Financial Statements (unaudited) – continued

perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/14
Ordinary income (including any short-term capital gains)	$119,485,702
Long-term capital gains	1,644,805
Total distributions	$121,130,507

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/14
Cost of investments	$4,062,977,510
Gross appreciation	131,804,065
Gross depreciation	(31,398,805)
Net unrealized appreciation (depreciation)	$100,405,260

As of 4/30/14
Undistributed ordinary income	11,461,332
Capital loss carryforwards	(1,201,779)
Post-October capital loss deferral	(1,859,788)
Other temporary differences	(12,948,381)
Net unrealized appreciation (depreciation)	77,333,938

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(1,201,779)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates

Notes to Financial Statements (unaudited) – continued

are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14
Class A	$17,343,201	$33,669,942	$—	$475,007
Class B	342,686	843,574	—	15,388
Class C	1,175,648	2,834,151	—	52,994
Class I	15,571,906	31,952,667	—	425,791
Class R1	38,339	64,655	—	1,189
Class R2	553,810	1,105,767	—	17,447
Class R3	718,783	1,368,544	—	18,423
Class R4	1,058,758	2,142,480	—	28,448
Class R5	24,823,961	45,294,343	—	610,109
Class 529A	56,901	128,399	—	1,838
Class 529B	3,763	8,733	—	166
Class 529C	28,066	69,111	—	1,341
Total	$61,715,822	$119,482,366	$—	$1,648,141

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2014, this management fee reduction amounted to $105,370, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2014, the investment adviser has also agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $5 billion. This written agreement to reduce management fee to 0.45% of average daily net assets in excess of $5 billion will terminate on December 29, 2014. For the period August 1, 2014 through October 31, 2014, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. The management fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Effective December 29, 2014, the management fee will be computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.50%
Average daily net assets in excess of $2.5 billion	0.45%

Notes to Financial Statements (unaudited) – continued

Effective December 29, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
0.74%	1.49%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.50%	0.79%	1.64%	1.64%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $879,029 and $1,003 for the six months ended October 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,532,890
Class B	0.75%	0.25%	1.00%	0.90%	163,571
Class C	0.75%	0.25%	1.00%	1.00%	590,599
Class R1	0.75%	0.25%	1.00%	1.00%	19,315
Class R2	0.25%	0.25%	0.50%	0.50%	111,290
Class R3	—	0.25%	0.25%	0.25%	65,772
Class 529A	—	0.25%	0.25%	0.14%	5,107
Class 529B	0.75%	0.25%	1.00%	1.00%	1,931
Class 529C	0.75%	0.25%	1.00%	1.00%	14,423
Total Distribution and Service Fees					$2,504,898

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2014 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2014, this waiver amounted to $615,195 and is included in the reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares purchased prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B

Notes to Financial Statements (unaudited) – continued

service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. For the six months ended October 31, 2014, this waiver amounted to $16,240 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until December 31, 2015. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2014, this rebate amounted to $12, $61, $85, $196, and $1 for Class B, Class C, Class R3, Class 529A, and Class 529B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2014, were as follows:

Amount
Class A	$5,983
Class B	32,383
Class C	4,072
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2015, unless MFD elects to extend the waiver. For the six months ended October 31, 2014, this waiver amounted to $1,838 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2014, were as follows:

	Fee	Waiver
Class 529A	$2,043	$1,021
Class 529B	193	96
Class 529C	1,442	721
Total Program Manager Fees and Waivers	$3,678	$1,838

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2014, the fee was $106,642, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,249,458.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2014 was equivalent to an annual effective rate of 0.0134% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended October 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,819 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,228, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO was terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for

Notes to Financial Statements (unaudited) – continued

payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 9,501 shares of Class R5 for an aggregate amount of $100,331.

(4) Portfolio Securities

For the six months ended October 31, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$815,352,278	$693,730,137
Investments (non-U.S. Government securities)	$454,036,833	$528,878,680

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,595,554	$280,218,728	34,884,855	$376,493,679
Class B	157,584	1,727,404	235,047	2,538,092
Class C	1,881,520	20,626,682	1,552,586	16,771,938
Class I	25,911,896	283,745,864	29,239,545	314,596,919
Class R1	125,321	1,373,369	79,772	860,782
Class R2	708,298	7,749,962	1,013,334	10,906,417
Class R3	1,125,736	12,325,813	1,706,914	18,359,500
Class R4	811,268	8,885,617	1,622,242	17,458,899
Class R5	9,001,355	98,542,086	29,938,405	322,147,095
Class 529A	29,189	319,231	64,986	700,418
Class 529B	1,840	20,153	4,647	50,056
Class 529C	14,608	160,156	27,452	296,846
	65,364,169	$715,695,065	100,369,785	$1,081,180,641

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,331,530	$14,586,835	2,648,244	$28,510,669
Class B	25,871	283,816	65,940	710,777
Class C	75,013	822,900	178,107	1,920,069
Class I	478,371	5,242,501	1,024,422	11,034,262
Class R1	3,494	38,330	6,102	65,805
Class R2	49,731	544,485	101,692	1,094,262
Class R3	65,621	718,758	128,156	1,379,837
Class R4	96,283	1,054,646	200,618	2,159,819
Class R5	2,265,687	24,823,961	4,261,902	45,904,402
Class 529A	5,179	56,640	11,975	128,687
Class 529B	342	3,750	819	8,826
Class 529C	2,554	28,008	6,449	69,504
	4,399,676	$48,204,630	8,634,426	$92,986,919

Shares reacquired
Class A	(15,372,214)	$(168,289,807)	(33,412,909)	$(359,480,098)
Class B	(318,142)	(3,488,057)	(1,219,823)	(13,135,475)
Class C	(1,170,858)	(12,831,636)	(5,601,611)	(60,290,229)
Class I	(45,941,506)	(504,692,350)	(32,850,302)	(354,422,821)
Class R1	(55,866)	(612,399)	(99,035)	(1,067,944)
Class R2	(566,157)	(6,192,821)	(1,177,316)	(12,656,265)
Class R3	(426,389)	(4,668,421)	(2,186,040)	(23,524,796)
Class R4	(613,818)	(6,719,638)	(3,097,938)	(33,233,393)
Class R5	(3,410,755)	(37,335,744)	(2,300,120)	(24,751,983)
Class 529A	(35,785)	(390,762)	(147,707)	(1,578,556)
Class 529B	(4,428)	(48,582)	(10,303)	(110,730)
Class 529C	(26,705)	(292,954)	(134,891)	(1,447,852)
	(67,942,623)	$(745,563,171)	(82,237,995)	$(885,700,142)

Net change
Class A	11,554,870	$126,515,756	4,120,190	$45,524,250
Class B	(134,687)	(1,476,837)	(918,836)	(9,886,606)
Class C	785,675	8,617,946	(3,870,918)	(41,598,222)
Class I	(19,551,239)	(215,703,985)	(2,586,335)	(28,791,640)
Class R1	72,949	799,300	(13,161)	(141,357)
Class R2	191,872	2,101,626	(62,290)	(655,586)
Class R3	764,968	8,376,150	(350,970)	(3,785,459)
Class R4	293,733	3,220,625	(1,275,078)	(13,614,675)
Class R5	7,856,287	86,030,303	31,900,187	343,299,514
Class 529A	(1,417)	(14,891)	(70,746)	(749,451)
Class 529B	(2,246)	(24,679)	(4,837)	(51,848)
Class 529C	(9,543)	(104,790)	(100,990)	(1,081,502)
	1,821,222	$18,336,524	26,766,216	$288,467,418

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2010 Fund were the owners of record of approximately 19%, 12%, 4%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2014, the fund’s commitment fee and interest expense were $7,383 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	193,273,464	669,482,119	(772,667,559)	90,088,024

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$85,116	$90,088,024

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee

Board Review of Investment Advisory Agreement – continued

rate was higher than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to implement a breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 18, 2014

*	Print name and title of each signing officer under his or her signature.